UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

Terry H. Lin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 2.0%
5,392		BorgWarner, Inc	$283,673
4,233	*,e	Tesla Motors, Inc	1,027,265

		TOTAL AUTOMOBILES & COMPONENTS	1,310,938

CAPITAL GOODS - 2.6%
2,968		Cummins, Inc	391,716
1,521	*	Middleby Corp	134,046
3,954		Roper Industries, Inc	578,431
2,359		W.W. Grainger, Inc	593,642

		TOTAL CAPITAL GOODS	1,697,835

COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
19,267		Nielsen Holdings NV	854,106
12,408	*	Verisk Analytics, Inc	755,523

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,609,629

CONSUMER DURABLES & APPAREL - 2.8%
1,516	*,e	Garmin Ltd	78,817
14,571		Nike, Inc (Class B)	1,299,733
1,539	*	Under Armour, Inc (Class A)	106,345
5,822		VF Corp	384,427

		TOTAL CONSUMER DURABLES & APPAREL	1,869,322

CONSUMER SERVICES - 3.2%
326	*	Chipotle Mexican Grill, Inc (Class A)	217,308
8,810		Marriott International, Inc (Class A)	615,819
16,648		Starbucks Corp	1,256,258

		TOTAL CONSUMER SERVICES	2,089,385

DIVERSIFIED FINANCIALS - 7.1%
2,510	*	Affiliated Managers Group, Inc	502,903
5,350		Ameriprise Financial, Inc	660,083
1,000		CBOE Holdings, Inc	53,525
21,773		Charles Schwab Corp	639,909
4,046		IntercontinentalExchange Group, Inc	789,172
3,766		McGraw-Hill Financial, Inc	318,039
14,529		Moody’s Corp	1,372,991
9,265		Morgan Stanley	320,291

		TOTAL DIVERSIFIED FINANCIALS	4,656,913

ENERGY - 2.5%
979	*	Cheniere Energy, Inc	78,349
4,581		EOG Resources, Inc	453,611
13,452		Halliburton Co	867,788
4,291		Williams Cos, Inc	237,507

		TOTAL ENERGY	1,637,255

FOOD, BEVERAGE & TOBACCO - 2.2%
2,778		Keurig Green Mountain, Inc	361,501
5,066		Mead Johnson Nutrition Co	487,451
2,941	*	Monster Beverage Corp	269,601
5,873		SABMiller plc	325,469

		TOTAL FOOD, BEVERAGE & TOBACCO	1,444,022

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 2.8%
14,809		Abbott Laboratories	$615,906
11,100	*	Cerner Corp	661,227
1,253	*	Intuitive Surgical, Inc	578,661

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,855,794

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
17,521		Estee Lauder Cos (Class A)	1,309,169

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,309,169

MATERIALS - 3.5%
10,194		Monsanto Co	1,146,927
2,476		PPG Industries, Inc	487,128
2,955		Sherwin-Williams Co	647,116

		TOTAL MATERIALS	2,281,171

MEDIA - 4.0%
16,849		Comcast Corp (Class A)	906,139
5,412		Time Warner, Inc	407,037
2,655	*	Tribune Co	174,699
12,475		Walt Disney Co	1,110,649

		TOTAL MEDIA	2,598,524

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 16.5%
4,377	*	Alexion Pharmaceuticals, Inc	725,794
13,457	*	Alkermes plc	576,901
3,991		Allergan, Inc	711,156
3,223	*	Biogen Idec, Inc	1,066,201
19,431		Bristol-Myers Squibb Co	994,479
20,998	*	Celgene Corp	1,990,190
13,234	*	Gilead Sciences, Inc	1,408,759
1,929	*	Illumina, Inc	316,202
3,567	*	Mallinckrodt plc	321,565
10,752		Novo Nordisk AS	511,922
8,794	p	Perrigo Co plc	1,320,771
3,253	*	Salix Pharmaceuticals Ltd	508,249
2,676		Thermo Electron Corp	325,669

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,777,858

REAL ESTATE - 0.7%
14,760	*	CBRE Group, Inc	438,962

		TOTAL REAL ESTATE	438,962

RETAILING - 6.5%
3,957	*	Amazon.com, Inc	1,275,895
5,384	*	Ctrip.com International Ltd (ADR)	305,596
8,539		Expedia, Inc	748,187
400	e	Fast Retailing Co Ltd	134,037
38,298	*,e	Groupon, Inc	255,830
13,221		Home Depot, Inc	1,212,895
718	*	NetFlix, Inc	323,947

		TOTAL RETAILING	4,256,387

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
4,782		Broadcom Corp (Class A)	193,288
1,447	*	First Solar, Inc	95,227
9,303		Lam Research Corp	694,934
8,450	*	NXP Semiconductors NV	578,234

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,561,683

SOFTWARE & SERVICES - 26.8%
21,797	*	Adobe Systems, Inc	1,508,134

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

4,292	*	Akamai Technologies, Inc	$256,662
5,157	*	Alibaba Group Holding Ltd (ADR)	458,199
9,550	*	Autodesk, Inc	526,205
25,724	*	Facebook, Inc	2,033,225
2,374	*	Google, Inc	1,370,653
2,374	*	Google, Inc (Class A)	1,396,885
24,420	p	Intuit, Inc	2,140,413
20,645		Mastercard, Inc (Class A)	1,526,078
20,954		Microsoft Corp	971,427
15,304	*	Red Hat, Inc	859,320
21,156	*	Salesforce.com, Inc	1,217,105
2,565	*	Twitter, Inc	132,303
5,531		Visa, Inc (Class A)	1,180,149
13,072	*	VMware, Inc (Class A)	1,226,677
16,866	*	Yahoo!, Inc	687,290

		TOTAL SOFTWARE & SERVICES	17,490,725

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
29,747		Apple, Inc	2,997,011
1,631	*,e	Stratasys Ltd	196,992

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,194,003

TELECOMMUNICATION SERVICES - 1.9%
9,790	*	Level 3 Communications, Inc	447,697
11,000		Softbank Corp	768,337

		TOTAL TELECOMMUNICATION SERVICES	1,216,034

TRANSPORTATION - 2.6%
3,165		Canadian Pacific Railway Ltd	656,643
3,407		Kansas City Southern Industries, Inc	412,928
6,012		Union Pacific Corp	651,821

		TOTAL TRANSPORTATION	1,721,392

		TOTAL COMMON STOCKS (Cost $51,951,592)	65,017,001

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
996,774	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	996,774

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	996,774

		TOTAL SHORT-TERM INVESTMENTS (Cost $996,774)	996,774

		TOTAL INVESTMENTS - 101.0% (Cost $52,948,366)	66,013,775
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(672,940)

		NET ASSETS - 100.0%	$65,340,835

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $962,989.

p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 1.6%
11,028		Delphi Automotive plc	$676,458
19,108		Johnson Controls, Inc	840,752
5,455		Magna International, Inc (Class A) (NY)	517,734
4,058	*,e	Mobileye NV	217,468

		TOTAL AUTOMOBILES & COMPONENTS	2,252,412

BANKS - 5.5%
144,816		Bank of America Corp	2,469,113
29,217		Citigroup, Inc	1,514,025
10,204		East West Bancorp, Inc	346,936
11,486		Investors Bancorp, Inc	116,353
21,913		JPMorgan Chase & Co	1,320,039
40,394		Wells Fargo & Co	2,095,237

		TOTAL BANKS	7,861,703

CAPITAL GOODS - 6.1%
4,069	*	Esterline Technologies Corp	452,758
6,198		General Dynamics Corp	787,704
106,667		General Electric Co	2,732,808
16,808		Honeywell International, Inc	1,565,161
12,428		ITT Corp	558,514
2,638		L-3 Communications Holdings, Inc	313,711
9,093		Masco Corp	217,505
12,034	*	Quanta Services, Inc	436,714
3,529		Rockwell Automation, Inc	387,766
5,333	*	Teledyne Technologies, Inc	501,355
12,135	*	USG Corp	333,591
3,846	*	WABCO Holdings, Inc	349,794

		TOTAL CAPITAL GOODS	8,637,381

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
22,085		Pitney Bowes, Inc	551,904
9,990		Robert Half International, Inc	489,510

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,041,414

CONSUMER DURABLES & APPAREL - 4.0%
21,973		DR Horton, Inc	450,886
7,617	*,p	GoPro, Inc	713,713
2,876		Hanesbrands, Inc	308,998
5,059		Harman International Industries, Inc	495,984
17,244		Hasbro, Inc	948,334
12,848	*	Jarden Corp	772,293
33,876		Newell Rubbermaid, Inc	1,165,673
6,345		Nike, Inc (Class B)	565,974
30	e	Prada S.p.A	182
4,546		VF Corp	300,172

		TOTAL CONSUMER DURABLES & APPAREL	5,722,209

CONSUMER SERVICES - 1.1%
8,812		Accor S.A.	390,268
16,347	*	Belmond Ltd.	190,606
7,411		Burger King Worldwide, Inc	219,810
6,982	*	Chuy’s Holdings, Inc	219,165

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

19,944	*	Hilton Worldwide Holdings, Inc	$491,221

		TOTAL CONSUMER SERVICES	1,511,070

DIVERSIFIED FINANCIALS - 4.4%
13,377		American Express Co	1,171,023
7,448		Ameriprise Financial, Inc	918,934
9,635		Blackstone Group LP	303,310
4,447		Discover Financial Services	286,342
37,041	*	ING Groep NV	526,509
12,469		Lazard Ltd (Class A)	632,178
9,921		Moody’s Corp	937,535
42,713		Morgan Stanley	1,476,588

		TOTAL DIVERSIFIED FINANCIALS	6,252,419

ENERGY - 7.8%
9,417		Apache Corp	883,974
9,446	*	Cheniere Energy, Inc	755,963
21,448		Chevron Corp	2,559,175
12,165		EOG Resources, Inc	1,204,578
4,421		Exxon Mobil Corp	415,795
20,098		Halliburton Co	1,296,522
8,575		Kinder Morgan, Inc	328,766
21,702		Marathon Oil Corp	815,778
8,138		Marathon Petroleum Corp	689,045
12,845	e	Peyto Exploration & Development Corp	405,324
10,671		Phillips 66	867,659
34,755	p	Talisman Energy, Inc	300,631
10,944		Williams Cos, Inc	605,750

		TOTAL ENERGY	11,128,960

FOOD & STAPLES RETAILING - 0.5%
14,878		Kroger Co	773,656

		TOTAL FOOD & STAPLES RETAILING	773,656

FOOD, BEVERAGE & TOBACCO - 4.7%
2,907		Archer Daniels Midland Co	148,548
50,231		Britvic plc	542,199
5,338		Brown-Forman Corp (Class B)	481,594
12,614	*	Constellation Brands, Inc (Class A)	1,099,436
2,992		Hershey Co	285,526
6,204		Mead Johnson Nutrition Co	596,949
14,656		Mondelez International, Inc	502,188
22,729		PepsiCo, Inc	2,115,843
9,666		SABMiller plc	535,669
12,445	*	WhiteWave Foods Co (Class A)	452,127

		TOTAL FOOD, BEVERAGE & TOBACCO	6,760,079

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
11,630		Abbott Laboratories	483,692
7,186		Aetna, Inc	582,066
11,414		Covidien plc	987,425
16,704	*	Hologic, Inc	406,408
10,867	*	Insulet Corp	400,449
4,055		McKesson Corp	789,387
19,915	*	Trupanion, Inc	169,277
7,811	p	Universal Health Services, Inc (Class B)	816,249
4,180		WellPoint, Inc	500,012
6,970		Zimmer Holdings, Inc	700,834

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,835,799

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
6,112		Beiersdorf AG.	508,529
6,575		Estee Lauder Cos (Class A)	491,284

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

2,258		L’Oreal S.A.	$358,107
24,114		Procter & Gamble Co	2,019,306

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,377,226

INSURANCE - 3.3%
11,709		ACE Ltd	1,227,923
15,843		Allstate Corp	972,285
8,493		FNF Group	235,596
27,452		Hartford Financial Services Group, Inc	1,022,587
23,223		Metlife, Inc	1,247,539

		TOTAL INSURANCE	4,705,930

MATERIALS - 3.5%
6,830		Akzo Nobel NV	467,317
40,430		Alcoa, Inc	650,519
3,980		Ashland, Inc	414,318
8,175		Caesarstone Sdot-Yam Ltd	422,484
21,042		Dow Chemical Co	1,103,443
3,369		LyondellBasell Industries AF S.C.A	366,075
4,127		PPG Industries, Inc	811,946
12,338		Sealed Air Corp	430,349
9,034	e,p	United States Steel Corp	353,862

		TOTAL MATERIALS	5,020,313

MEDIA - 4.8%
7,813	*	AMC Networks, Inc	456,435
34,511		Comcast Corp (Class A)	1,856,001
9,975		DISH Network Corp (Class A)	644,186
17,569	e,p	Lions Gate Entertainment Corp	579,250
2,790		Regal Entertainment Group (Class A)	55,465
11,776		Time Warner, Inc	885,673
6,373		Viacom, Inc (Class B)	490,339
20,201		Walt Disney Co	1,798,495

		TOTAL MEDIA	6,765,844

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.3%
25,816		AbbVie, Inc	1,491,132
5,198	*	Actavis plc	1,254,173
13,476	*	Alkermes plc	577,716
2,355	*	Biogen Idec, Inc	779,058
2,099	*	BioMarin Pharmaceuticals, Inc	151,464
31,284	*	Biovitrum AB	333,388
34,737		Bristol-Myers Squibb Co	1,777,840
17,464	*	Celgene Corp	1,655,238
16,613	*	Gilead Sciences, Inc	1,768,454
3,482	*	Illumina, Inc	570,769
4,124	*,p	Jazz Pharmaceuticals plc	662,149
26,577		Johnson & Johnson	2,832,842
8,112	*	Mylan Laboratories, Inc	369,015
5,574		Novartis AG.	524,895
3,173	*,e	Pharmacyclics, Inc	372,605
4,316	*	Salix Pharmaceuticals Ltd	674,332
8,614		Zoetis Inc	318,287

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16,113,357

REAL ESTATE - 0.5%
7,144		American Tower Corp	668,893

		TOTAL REAL ESTATE	668,893

RETAILING - 5.0%
1,009	*,p	AutoZone, Inc	514,247
18,476		Best Buy Co, Inc	620,609

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

7,383	e	GameStop Corp (Class A)	$304,180
21,411		Home Depot, Inc	1,964,245
50,649	*,e	JC Penney Co, Inc	508,516
10,797		Macy’s, Inc	628,169
1,831	*	NetFlix, Inc	826,111
6,287	*,e	Restoration Hardware Holdings, Inc	500,131
5,668		Tiffany & Co	545,885
10,922	*	Urban Outfitters, Inc	400,837
5,429		Williams-Sonoma, Inc	361,408

		TOTAL RETAILING	7,174,338

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
7,803		Avago Technologies Ltd	678,861
56,047		Intel Corp	1,951,557
11,466	*	NXP Semiconductors NV	784,618
11,778	*,e	SunPower Corp	399,039
14,777		Texas Instruments, Inc	704,715

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,518,790

SOFTWARE & SERVICES - 9.7%
10,363		Activision Blizzard, Inc	215,447
4,276	*	Alibaba Group Holding Ltd (ADR)	379,923
3,036	*,p	Alliance Data Systems Corp	753,748
6,133	*	Aspen Technology, Inc	231,337
1,441	*,p	Baidu, Inc (ADR)	314,469
4,065	*,e	Check Point Software Technologies	281,461
10,483	*	Citrix Systems, Inc	747,857
4,250	*	Demandware, Inc	216,410
20,843	*	Facebook, Inc	1,647,431
19,624	*	Fortinet, Inc	495,800
5,576	*,p	Google, Inc	3,219,359
9,221	*	Informatica Corp	315,727
71,182		Microsoft Corp	3,299,997
2,085	*	MicroStrategy, Inc (Class A)	272,801
10,497	*	Salesforce.com, Inc	603,892
18,726	*	Take-Two Interactive Software, Inc	432,009
7,437	*	Twitter, Inc	383,601

		TOTAL SOFTWARE & SERVICES	13,811,269

TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
56,627	p	Apple, Inc	5,705,170
16,603	*	Ciena Corp	277,602
30,193		Cisco Systems, Inc	759,958
7,756	*	F5 Networks, Inc	920,948
25,246		Hewlett-Packard Co	895,476
2,446	*	Palo Alto Networks, Inc	239,952
7,601		SanDisk Corp	744,518
3,605	*,e,p	Stratasys Ltd	435,412
4,745	*,p	Synaptics, Inc	347,334
5,417		TE Connectivity Ltd	299,506

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	10,625,876

TELECOMMUNICATION SERVICES - 2.0%
13,975	*	Level 3 Communications, Inc	639,077
16,095		T-Mobile US, Inc	464,662
33,296		Verizon Communications, Inc	1,664,467

		TOTAL TELECOMMUNICATION SERVICES	2,768,206

TRANSPORTATION - 3.1%
10,021		American Airlines Group, Inc	355,545
4,399		Canadian Pacific Railway Ltd	912,661
10,588		CH Robinson Worldwide, Inc	702,196
28,667		Delta Air Lines, Inc	1,036,312

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

4,802		Kansas City Southern Industries, Inc	$582,002
2,528	*	Old Dominion Freight Line	178,578
6,746		Ryder System, Inc	606,938

		TOTAL TRANSPORTATION	4,374,232

UTILITIES - 2.0%
10,089		American Water Works Co, Inc	486,592
13,825	*	Calpine Corp	300,003
7,574		NextEra Energy, Inc	711,047
9,091		NRG Yield, Inc	427,732
8,091		Sempra Energy	852,629

		TOTAL UTILITIES	2,778,003

		TOTAL COMMON STOCKS (Cost $110,113,197)	140,479,379

PURCHASED OPTIONS - 0.0%

RETAILING - 0.0%
600		Tiffany & Co	630

		TOTAL RETAILING	630

		TOTAL PURCHASED OPTIONS (Cost $780)	630

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
3,993,564	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,993,564

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,993,564

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,993,564)	3,993,564

		TOTAL INVESTMENTS - 101.6% (Cost $114,107,541)	144,473,573
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(2,353,098)

		NET ASSETS - 100.0%	$142,120,475

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,792,293.

p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.8%
10,991	*	American Axle & Manufacturing Holdings, Inc	$184,319
5,160		Daimler AG. (Registered)	394,053
9,000		General Motors Co	287,460

		TOTAL AUTOMOBILES & COMPONENTS	865,832

BANKS - 10.2%
148,845		Bank of America Corp	2,537,807
32,373		Citigroup, Inc	1,677,569
5,185	*	Essent Group Ltd	111,011
48,191		Huntington Bancshares, Inc	468,898
28,749		Investors Bancorp, Inc	291,227
19,456		JPMorgan Chase & Co	1,172,029
51,624		Keycorp	688,148
66,121		Regions Financial Corp	663,855
33,535		TCF Financial Corp	520,799
57,385		Wells Fargo & Co	2,976,560

		TOTAL BANKS	11,107,903

CAPITAL GOODS - 6.7%
10,049		Allegion plc	478,734
3,118		General Dynamics Corp	396,267
152,333		General Electric Co	3,902,772
12,013		Joy Global, Inc	655,189
1,227		L-3 Communications Holdings, Inc	145,915
2,982	*,e	NOW, Inc	90,683
6,402		SPX Corp	601,340
2,934		Terex Corp	93,213
11,347		Textron, Inc	408,378
2,558		United Technologies Corp	270,125
7,380	*	USG Corp	202,876

		TOTAL CAPITAL GOODS	7,245,492

CONSUMER DURABLES & APPAREL - 2.2%
2,959	*	Deckers Outdoor Corp	287,556
12,073		Hasbro, Inc	663,955
15,813	*	Jarden Corp	950,519
28,755		Pulte Homes, Inc	507,813

		TOTAL CONSUMER DURABLES & APPAREL	2,409,843

CONSUMER SERVICES - 2.8%
12,844		ARAMARK Holdings Corp	337,797
3,883	*	Belmond Ltd.	45,276
18,930		Burger King Worldwide, Inc	561,464
10,840		Carnival Corp	435,443
11,202	e	Darden Restaurants, Inc	576,455
51,399	e	Echo Entertainment Group Ltd	147,300
28,559		Extended Stay America, Inc	677,990
8,307		Interval Leisure Group, Inc	158,248
3,761		Six Flags Entertainment Corp	129,341

		TOTAL CONSUMER SERVICES	3,069,314

DIVERSIFIED FINANCIALS - 5.5%
2,229	*	Ally Financial, Inc	51,579
6,948		Apollo Management LP	165,640

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

4,787		Capital One Financial Corp	$390,715
30,872	*	E*Trade Financial Corp	697,398
2,626		Goldman Sachs Group, Inc	482,055
27,645	*	ING Groep NV (ADR)	392,283
18,273		Legg Mason, Inc	934,847
32,393		Morgan Stanley	1,119,826
17,029		State Street Corp	1,253,505
19,482	*	Synchrony Financial	478,283

		TOTAL DIVERSIFIED FINANCIALS	5,966,131

ENERGY - 13.0%
1,423		Anadarko Petroleum Corp	144,349
4,905	*	Antero Resources Corp	269,235
8,907		Apache Corp	836,100
23,441	e	Cameco Corp	413,968
20,583		Chevron Corp	2,455,964
10,279	*	Cobalt International Energy, Inc	139,794
8,656		ConocoPhillips	662,357
26,929	*,e	EP Energy Corp	470,719
52,459	e	EXCO Resources, Inc	175,213
22,262		Exxon Mobil Corp	2,093,741
20,407	e	Kinder Morgan, Inc	782,404
27,878		Marathon Oil Corp	1,047,934
15,127	*	Matador Resources Co	391,033
20,946		Nabors Industries Ltd	476,731
2,094		Occidental Petroleum Corp	201,338
4,243	*	PDC Energy, Inc	213,381
3,315		Phillips 66	269,543
1	*	Seventy Seven Energy, Inc	24
6,415		Superior Energy Services	210,861
153,747		Talisman Energy, Inc	1,329,912
5,350		Teekay Corp	355,026
21,780	*	Weatherford International Ltd	453,024
13,726		Williams Cos, Inc	759,734

		TOTAL ENERGY	14,152,385

FOOD & STAPLES RETAILING - 1.3%
15,366		CVS Corp	1,222,980
3,588		Walgreen Co	212,661

		TOTAL FOOD & STAPLES RETAILING	1,435,641

FOOD, BEVERAGE & TOBACCO - 2.2%
11,109		Archer Daniels Midland Co	567,670
15,781		Mondelez International, Inc	540,736
6,072		Philip Morris International, Inc	506,405
13,364		SABMiller plc	740,604

		TOTAL FOOD, BEVERAGE & TOBACCO	2,355,415

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
10,142		Abbott Laboratories	421,806
20,688	*	Boston Scientific Corp	244,325
6,961		Covidien plc	602,196
2,217	*	Express Scripts Holding Co	156,587
26,037	*	Hologic, Inc	633,480
12,300	*,e	Olympus Corp	441,087
16,690		UnitedHealth Group, Inc	1,439,513
4,894	*	WellCare Health Plans, Inc	295,304
1,207		WellPoint, Inc	144,381

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,378,679

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
47,535		Avon Products, Inc	598,941
3,323		Beiersdorf AG.	276,479

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

29,223		Procter & Gamble Co	$2,447,134

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,322,554

INSURANCE - 7.0%
8,706		ACE Ltd	912,998
12,660		Allstate Corp	776,944
15,094		American International Group, Inc	815,378
8,692	*	Berkshire Hathaway, Inc (Class B)	1,200,713
20,327		Hartford Financial Services Group, Inc	757,181
15,020	*	Hilltop Holdings, Inc	301,151
9,634		Marsh & McLennan Cos, Inc	504,243
17,105		Metlife, Inc	918,880
10,004		Principal Financial Group	524,910
4,471		Prudential Financial, Inc	393,180
5,787		Travelers Cos, Inc	543,631

		TOTAL INSURANCE	7,649,209

MATERIALS - 3.1%
2,818		Akzo Nobel NV	192,811
9,358		Axiall Corp	335,110
41,032	*	Cemex SAB de C.V. (ADR)	535,057
16,489	e	Cliffs Natural Resources, Inc	171,156
15,008	*	Constellium NV	369,347
7,180		Freeport-McMoRan Copper & Gold, Inc (Class B)	234,427
26,697	*	Louisiana-Pacific Corp	362,812
18,311		Sealed Air Corp	638,688
6,871		Southern Copper Corp (NY)	203,725
4,848	*	Trinseo S.A.	76,259
1,762	e	Wacker Chemie AG.	212,234

		TOTAL MATERIALS	3,331,626

MEDIA - 0.8%
5,699		Time Warner, Inc	428,622
6,298	*	Tribune Co	414,408

		TOTAL MEDIA	843,030

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
7,866		AbbVie, Inc	454,340
10,193		Agilent Technologies, Inc	580,797
29,141	*	Biovitrum AB	310,550
5,192		Bristol-Myers Squibb Co	265,727
7,478	*	Endo International plc	511,046
106	*,e	Foundation Medicine, Inc	2,010
30,918		Johnson & Johnson	3,295,549
2,363	*	Mallinckrodt plc	213,024
32,231		Merck & Co, Inc	1,910,654
4,280		Novartis AG. (ADR)	402,876
2,466		Perrigo Co plc	370,369
47,761		Pfizer, Inc	1,412,293
6,389	*	Qiagen NV (NASDAQ)	145,478
3,255	*	Salix Pharmaceuticals Ltd	508,561
14,663		Zoetis Inc	541,798

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,925,072

REAL ESTATE - 3.0%
856		AvalonBay Communities, Inc	120,670
11,473		Brixmor Property Group, Inc	255,389
9,912	*	Forest City Enterprises, Inc (Class A)	193,879
4,186		Liberty Property Trust	139,226
11,491		Mack-Cali Realty Corp	219,593
5,155		Post Properties, Inc	264,658
3,476		Potlatch Corp	139,770
9,955	*	Realogy Holdings Corp	370,326

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

3,372		SL Green Realty Corp	$341,651
19,627		Starwood Property Trust, Inc	431,009
7,075		Vornado Realty Trust	707,217
3,101		Washington Prime Group, Inc	54,205

		TOTAL REAL ESTATE	3,237,593

RETAILING - 2.1%
2,268	e	American Eagle Outfitters, Inc	32,931
13,436		Best Buy Co, Inc	451,315
9,694		DSW, Inc (Class A)	291,886
3,125		Expedia, Inc	273,813
27,301	*,e	Groupon, Inc	182,371
251,050	e	Hengdeli Holdings Ltd	40,091
604,371	*,e	Intime Retail Group Co Ltd	514,500
52,176	*,e	JC Penney Co, Inc	523,847
2,325	*,e	Lifestyle Properties Development Ltd	404

		TOTAL RETAILING	2,311,158

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
18,884		Broadcom Corp (Class A)	763,291
8,852	*	First Solar, Inc	582,550
14,609		Intel Corp	508,686
55,801	*	ON Semiconductor Corp	498,861
13,449		Teradyne, Inc	260,776

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,614,164

SOFTWARE & SERVICES - 4.9%
1,136	*	Alibaba Group Holding Ltd (ADR)	100,934
8,250	*	Autodesk, Inc	454,575
4,838	*	Citrix Systems, Inc	345,143
2,249		DST Systems, Inc	188,736
13,552	*	Fortinet, Inc	342,391
53,324		Microsoft Corp	2,472,101
5,992	*	Rackspace Hosting, Inc	195,040
5,008	*,e	VistaPrint Ltd	274,388
17,030	*	Yahoo!, Inc	693,972
98,579	*	Zynga, Inc	266,163

		TOTAL SOFTWARE & SERVICES	5,333,443

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
6,839	*	Ciena Corp	114,348
45,290		Cisco Systems, Inc	1,139,949
9,720		Corning, Inc	187,985
11,070		EMC Corp	323,908
34,172		Hewlett-Packard Co	1,212,081
22,231	*	JDS Uniphase Corp	284,557
10,985		Juniper Networks, Inc	243,318
92,233		Nokia Corp	780,291
4,162		Seagate Technology, Inc	238,359

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,524,796

TELECOMMUNICATION SERVICES - 3.4%
50,584		AT&T, Inc	1,782,580
88,532	e	Frontier Communications Corp	576,343
20,177	*	Level 3 Communications, Inc	922,695
11,287		Telephone & Data Systems, Inc	270,437
53,615		Vodafone Group plc	176,672

		TOTAL TELECOMMUNICATION SERVICES	3,728,727

TRANSPORTATION - 2.6%
17,041		American Airlines Group, Inc	604,615
15,994	*,b,m	AMR Corp (Escrow)	160

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

14,386		Con-Way, Inc	$683,335
3,240		FedEx Corp	523,098
22,025	*	Hertz Global Holdings, Inc	559,215
7,383	*	UAL Corp	345,451
7,812	e	UTI Worldwide, Inc	83,041

		TOTAL TRANSPORTATION	2,798,915

UTILITIES - 3.9%
17,701	*	Calpine Corp	384,112
21,316		Centerpoint Energy, Inc	521,602
6,276		Duke Energy Corp	469,257
4,750		Edison International	265,620
21,612		Exelon Corp	736,753
4,304		FirstEnergy Corp	144,485
8,045		NextEra Energy, Inc	755,265
11,753		NRG Energy, Inc	358,231
5,216		PG&E Corp	234,929
2,551		Sempra Energy	268,824
2,917	*,f	Zalando SE (purchased 9/30/14, cost $79,213)	79,213

		TOTAL UTILITIES	4,218,291

		TOTAL COMMON STOCKS (Cost $93,344,320)	107,825,213

SHORT-TERM INVESTMENTS - 5.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.0%
5,487,414	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	5,487,414

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,487,414

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,487,414)	5,487,414

		TOTAL INVESTMENTS - 104.3% (Cost $98,831,734)	113,312,627
		OTHER ASSETS & LIABILITIES, NET - (4.3)%	(4,680,006)

		NET ASSETS - 100.0%	$108,632,621

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

b	In bankruptcy.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,250,509.

f	Restricted security. At 9/30/2014, the total value of these securities amounted to $79,213 or 0.1% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

ASSET MANAGEMENT & CUSTODY BANKS - 1.0%
60,000	*	NorthStar Asset Management Group, Inc	$1,105,200

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	1,105,200

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.5%
175,000		Hang Lung Properties Ltd	497,419

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	497,419

DIVERSIFIED REITS - 9.3%
10,000		American Assets Trust,Inc	329,700
45,000	*	American Realty Capital Properties, Inc	542,700
40,000		Excel Trust, Inc	470,800
200,000		Mexico Real Estate Management S.A. de C.V.	352,183
50,000		Retail Opportunities Investment Corp	735,000
195,000		Spirit Realty Capital, Inc	2,139,150
38,000		Vornado Realty Trust	3,798,480
30,000		WP Carey, Inc	1,913,100

		TOTAL DIVERSIFIED REITS	10,281,113

FOREST PRODUCTS - 1.0%
82,500	*	Louisiana-Pacific Corp	1,121,175

		TOTAL FOREST PRODUCTS	1,121,175

HOMEBUILDING - 0.8%
35,000		DR Horton, Inc	718,200
12,000	*	Taylor Morrison Home Corp	194,640

		TOTAL HOMEBUILDING	912,840

HOTELS, RESORTS & CRUISE LINES - 1.1%
50,000	*	Belmond Ltd.	583,000
27,500		Extended Stay America, Inc	652,850

		TOTAL HOTELS, RESORTS & CRUISE LINES	1,235,850

INDUSTRIAL REITS - 7.7%
17,500		EastGroup Properties, Inc	1,060,325
40,000		First Industrial Realty Trust, Inc	676,400
127,500		Prologis, Inc	4,806,751
20,380		Rexford Industrial Realty, Inc	282,059
43,000	*	STAG Industrial, Inc	890,530
45,000		Terreno Realty Corp	847,350

		TOTAL INDUSTRIAL REITS	8,563,415

MORTGAGE REITS - 2.4%
15,000		Blackstone Mortgage Trust, Inc	406,500
100,000		Gramercy Property Trust, Inc	576,000
70,000		NorthStar Realty Finance Corp	1,236,900
20,000		Starwood Property Trust, Inc	439,200

		TOTAL MORTGAGE REITS	2,658,600

OFFICE REITS - 9.9%
36,000		Boston Properties, Inc	4,167,360
15,000		Digital Realty Trust, Inc	935,700
30,000		Douglas Emmett, Inc	770,100

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

20,000		Hudson Pacific Properties	$493,200
26,609		Kilroy Realty Corp	1,581,639
30,000		SL Green Realty Corp	3,039,600

		TOTAL OFFICE REITS	10,987,599

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.4%
3,000	*	Howard Hughes Corp	450,000

		TOTAL REAL ESTATE DEVELOPMENT	450,000

REAL ESTATE SERVICES - 1.5%
15,000	*	CBRE Group, Inc	446,100
50,000		Kennedy-Wilson Holdings, Inc	1,198,000

		TOTAL REAL ESTATE SERVICES	1,644,100

RESIDENTIAL REITS - 18.4%
50,000		Apartment Investment & Management Co (Class A)	1,591,000
32,000		AvalonBay Communities, Inc	4,511,040
32,000		Camden Property Trust	2,192,960
105,000		Education Realty Trust, Inc	1,079,400
30,000		Equity Lifestyle Properties, Inc	1,270,800
63,500		Equity Residential	3,910,330
17,500		Essex Property Trust, Inc	3,128,125
25,000		Post Properties, Inc	1,283,500
27,078		Sun Communities, Inc	1,367,439

		TOTAL RESIDENTIAL REITS	20,334,594

RETAIL REITS - 20.5%
28,000		Acadia Realty Trust	772,240
35,000		Equity One, Inc	757,050
18,000		Federal Realty Investment Trust	2,132,280
157,500		General Growth Properties, Inc	3,709,125
44,000		Regency Centers Corp	2,368,520
73,500		Simon Property Group, Inc	12,084,870
50,000		Washington Prime Group, Inc	874,000

		TOTAL RETAIL REITS	22,698,085

SPECIALIZED REITS - 23.7%
36,000		American Tower Corp	3,370,680
80,000		CubeSmart	1,438,400
50,000		DiamondRock Hospitality Co	634,000
30,000		Extra Space Storage, Inc	1,547,100
25,000		HCP, Inc	992,750
30,377		Health Care REIT, Inc	1,894,613
40,000		Healthcare Realty Trust, Inc	947,200
73,500		Healthcare Trust of America, Inc	852,600
73,500		Host Marriott Corp	1,567,755
25,000		Potlatch Corp	1,005,250
18,000		Public Storage, Inc	2,985,120
54,000		RLJ Lodging Trust	1,537,380
162,500	*	Strategic Hotels & Resorts, Inc	1,893,125
117,500		Sunstone Hotel Investors, Inc	1,623,850
65,000		Ventas, Inc	4,026,750

		TOTAL SPECIALIZED REITS	26,316,573

		TOTAL COMMON STOCKS (Cost $95,371,596)	108,806,563

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

VALUE

TOTAL INVESTMENTS - 98.2% (Cost $95,371,596)	$108,806,563
OTHER ASSETS & LIABILITIES, NET - 1.8%	1,991,919

NET ASSETS - 100.0%	$110,798,482

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 0.7%
6,629	*	Tenneco, Inc	$346,763

		TOTAL AUTOMOBILES & COMPONENTS	346,763

BANKS - 8.7%
3,309		Banner Corp	127,297
13,390		Boston Private Financial Holdings, Inc	165,902
15,050		Brookline Bancorp, Inc	128,678
21,571		Capitol Federal Financial	254,969
14,272		Cathay General Bancorp	354,374
13,000		First Commonwealth Financial Corp	109,070
14,959		FirstMerit Corp	263,278
14,394		Home Loan Servicing Solutions Ltd	305,009
31,074		Investors Bancorp, Inc	314,780
21,452	*	MGIC Investment Corp	167,540
21,941		National Penn Bancshares, Inc	213,047
9,115		Oritani Financial Corp	128,431
9,769		PrivateBancorp, Inc	292,191
6,642		Prosperity Bancshares, Inc	379,723
15,000		Provident Financial Services, Inc	245,550
18,390	e	Radian Group, Inc	262,241
20,302		Susquehanna Bancshares, Inc	203,020
6,744		Webster Financial Corp	196,520
7,300	*	Western Alliance Bancorp	174,470

		TOTAL BANKS	4,286,090

CAPITAL GOODS - 8.2%
5,290		Actuant Corp (Class A)	161,451
1,530		Acuity Brands, Inc	180,096
4,061	*	Aerovironment, Inc	122,114
3,951	*	American Woodmark Corp	145,634
6,105		Applied Industrial Technologies, Inc	278,693
3,300		Clarcor, Inc	208,164
7,089		Comfort Systems USA, Inc	96,056
2,313		Curtiss-Wright Corp	152,473
1,693	*	DXP Enterprises, Inc	124,740
5,532		EMCOR Group, Inc	221,059
4,329		EnerSys	253,852
3,500	*	Enphase Energy, Inc	52,465
910		Graco, Inc	66,412
6,040	*	Hexcel Corp	239,788
1,605		LB Foster Co (Class A)	73,734
4,949		Mueller Industries, Inc	141,244
10,442	*	Orbital Sciences Corp	290,288
1,515	*	Proto Labs, Inc	104,535
14,321	*	Taser International, Inc	221,116
3,540	*	Teledyne Technologies, Inc	332,795
2,353		Tennant Co	157,863
1,960		Universal Forest Products, Inc	83,712
3,360	*	WABCO Holdings, Inc	305,592

		TOTAL CAPITAL GOODS	4,013,876

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
5,390		American Ecology Corp	252,036
4,030		HNI Corp	145,040
3,702	*	Huron Consulting Group, Inc	225,711

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,102	*	Korn/Ferry International	$201,740
7,621		Rollins, Inc	223,143
10,823	*	TrueBlue, Inc	273,389
3,588		Viad Corp	74,092
6,732	*	WageWorks, Inc	306,508

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,701,659

CONSUMER DURABLES & APPAREL - 1.7%
8,690		Brunswick Corp	366,197
9,927	*	CROCS, Inc	124,882
4,800		La-Z-Boy, Inc	94,992
2,337		Movado Group, Inc	77,261
5,411	*	Steven Madden Ltd	174,396

		TOTAL CONSUMER DURABLES & APPAREL	837,728

CONSUMER SERVICES - 4.2%
12,402	*	Belmond Ltd.	144,607
2,537		DineEquity, Inc	206,994
1,100		Domino’s Pizza, Inc	84,656
3,304	*	Grand Canyon Education, Inc	134,704
4,475	*	Hyatt Hotels Corp	270,827
6,003	*	Marriott Vacations Worldwide Corp	380,650
3,001	*	Multimedia Games, Inc	108,066
16,536		Service Corp International	349,571
5,190		Texas Roadhouse, Inc (Class A)	144,490
2,900		Vail Resorts, Inc	251,604

		TOTAL CONSUMER SERVICES	2,076,169

DIVERSIFIED FINANCIALS - 1.2%
4,019		Cash America International, Inc	176,032
3,238		Evercore Partners, Inc (Class A)	152,186
500		iShares Russell 2000 Index Fund	54,675
10,100		RCS Capital Corp (Class A)	227,452

		TOTAL DIVERSIFIED FINANCIALS	610,345

ENERGY - 6.4%
5,000		Alon USA Energy, Inc	71,800
19,900	*,e	Alpha Natural Resources, Inc	49,352
9,800	*	Callon Petroleum Co	86,338
6,227		Delek US Holdings, Inc	206,238
6,300		Green Plains Renewable Energy, Inc	235,557
11,153	*	Helix Energy Solutions Group, Inc	246,035
17,335	*	Kosmos Energy LLC	172,657
22,200	*,e	Magnum Hunter Resources Corp	123,654
5,725	*	Matrix Service Co	138,087
13,214	*	Newpark Resources, Inc	164,382
4,004	*,e	Pacific Ethanol, Inc	55,896
22,068	*	Pioneer Energy Services Corp	309,393
12,528	*	Renewable Energy Group, Inc	127,159
754	*	Rex Stores Corp	54,952
4,600	*	Seventy Seven Energy, Inc	109,204
4,076	*	Stone Energy Corp	127,823
2,139		Targa Resources Investments, Inc	291,268
25,599	*	Vaalco Energy, Inc	217,592
7,002		W&T Offshore, Inc	77,022
3,580		Western Refining, Inc	150,324
15,567	*	Willbros Group, Inc	129,673

		TOTAL ENERGY	3,144,406

FOOD & STAPLES RETAILING - 0.5%
3,300	*	United Natural Foods, Inc	202,818
958		Weis Markets, Inc	37,391

		TOTAL FOOD & STAPLES RETAILING	240,209

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.8%
1,400		Cal-Maine Foods, Inc	$125,062
3,521		Fresh Del Monte Produce, Inc	112,320
1,886		J&J Snack Foods Corp	176,454
2,980	e	Sanderson Farms, Inc	262,091
2,479	*	TreeHouse Foods, Inc	199,560

		TOTAL FOOD, BEVERAGE & TOBACCO	875,487

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
3,520	*	Align Technology, Inc	181,914
11,618	*	AMN Healthcare Services, Inc	182,403
3,688	*	Amsurg Corp	184,584
1,667	*	Anika Therapeutics, Inc	61,112
3,321		Computer Programs & Systems, Inc	190,924
2,215	*	Cyberonics, Inc	113,319
4,981	*	Cynosure, Inc (Class A)	104,601
4,927	*	HealthStream, Inc	118,297
2,110	*	ICU Medical, Inc	135,420
3,822	*	Medidata Solutions, Inc	169,276
4,911	*	Natus Medical, Inc	144,924
4,930	*	NuVasive, Inc	171,909
4,866	*	Omnicell, Inc	132,988
15,189	*	OraSure Technologies, Inc	109,665
5,651	*	PharMerica Corp	138,054
10,302		Quality Systems, Inc	141,858
8,400		Select Medical Holdings Corp	101,052
3,180	*	Team Health Holdings, Inc	184,408
6,519	*	Thoratec Corp	174,253
1,999	*	WellCare Health Plans, Inc	120,620

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,861,581

INSURANCE - 3.3%
4,690	e	Amtrust Financial Services, Inc	186,756
4,963		Aspen Insurance Holdings Ltd	212,268
4,210		Assured Guaranty Ltd	93,294
6,494		HCI Group, Inc	233,719
15,475		Maiden Holdings Ltd	171,463
16,880	*	MBIA, Inc	154,958
6,013		Montpelier Re Holdings Ltd	186,944
4,400		Primerica, Inc	212,168
9,828	*	Third Point Reinsurance Ltd	142,997

		TOTAL INSURANCE	1,594,567

MATERIALS - 4.1%
3,500		A. Schulman, Inc	126,560
866		Ampco-Pittsburgh Corp	17,320
2,468		Balchem Corp	139,615
7,000	*	Berry Plastics Group, Inc	176,680
7,086	*	Boise Cascade Co	213,572
9,610	*	Coeur d’Alene Mines Corp	47,665
7,047		Globe Specialty Metals, Inc	128,185
4,988		Minerals Technologies, Inc	307,809
5,122		OM Group, Inc	132,916
1,465		Quaker Chemical Corp	105,026
11,002	*	Resolute Forest Products	172,071
3,989	*	RTI International Metals, Inc	98,369
5,734		Schnitzer Steel Industries, Inc (Class A)	137,903
5,723	*	Worthington Industries, Inc	213,010

		TOTAL MATERIALS	2,016,701

MEDIA - 1.9%
4,982		Cinemark Holdings, Inc	169,587
10,859	*	Journal Communications, Inc (Class A)	91,542

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,064		Lamar Advertising Co (Class A)	$150,902
13,520	*	Live Nation, Inc	324,750
8,300	*	Time, Inc	194,469

		TOTAL MEDIA	931,250

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
4,900	*,e	Acadia Pharmaceuticals, Inc	121,324
991	*,e	Acceleron Pharma, Inc	29,968
7,700	*	Achillion Pharmaceuticals, Inc	76,846
5,030	*	Acorda Therapeutics, Inc	170,416
12,882	*	Affymetrix, Inc	102,798
1,050	*	Alnylam Pharmaceuticals, Inc	82,005
3,309	*,e	AMAG Pharmaceuticals, Inc	105,590
12,000	*,e	Arena Pharmaceuticals, Inc	50,280
3,800	*,e	Arrowhead Research Corp	56,126
10,093	*	AVANIR Pharmaceuticals, Inc	120,309
6,651	*	Cambrex Corp	124,241
2,234	*	Cara Therapeutics Inc	18,743
4,000	*	Catalent, Inc	100,120
1,600	*,e	Celldex Therapeutics, Inc	20,736
5,046	*,e	Cepheid, Inc	222,175
12,831	*,e	CTI BioPharma Corp	31,051
8,161	*	Cytokinetics, Inc	28,727
12,471	*	Depomed, Inc	189,435
12,294	*	Dyax Corp	124,415
1,811	*,e	Genomic Health, Inc	51,269
5,839	*	Impax Laboratories, Inc	138,443
3,700	*	Infinity Pharmaceuticals, Inc	49,654
4,300	*	Insmed, Inc	56,115
2,585	*,e	Insys Therapeutics, Inc	100,246
6,070	*,e	Isis Pharmaceuticals, Inc	235,698
1,100	*,e	Karyopharm Therapeutics, Inc	38,434
3,600	*	Lannett Co, Inc	164,448
8,079	*	Medicines Co	180,323
3,856	*	Momenta Pharmaceuticals, Inc	43,727
5,350	*	NPS Pharmaceuticals, Inc	139,100
3,027	*	OncoGenex Pharmaceutical, Inc	8,082
6,860	*	Parexel International Corp	432,797
7,200	*	Prestige Brands Holdings, Inc	233,064
3,767	*	Prothena Corp plc	83,477
980	*	Puma Biotechnology, Inc	233,799
1,000	*	Receptos, Inc	62,110
2,335	*	Sagent Pharmaceuticals	72,619
8,100	e	Spectrum Pharmaceuticals, Inc	65,934
2,000	*	TESARO, Inc	53,840

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,218,484

REAL ESTATE - 8.9%
5,800		Aviv REIT, Inc	152,830
24,784		Cousins Properties, Inc	296,169
16,887		CubeSmart	303,628
18,678		DiamondRock Hospitality Co	236,837
13,540		DuPont Fabros Technology, Inc	366,122
3,980		EastGroup Properties, Inc	241,148
2,700		Entertainment Properties Trust	136,836
4,640		Extra Space Storage, Inc	239,285
22,694		Hersha Hospitality Trust	144,561
3,604		LTC Properties, Inc	132,951
2,459		PS Business Parks, Inc	187,228
17,848		RAIT Investment Trust	132,611
10,700		Retail Opportunities Investment Corp	157,290
13,193		RLJ Lodging Trust	375,605
3,700		Ryman Hospitality Properties	175,010
1,882		Saul Centers, Inc	87,965
4,207		Sovran Self Storage, Inc	312,832

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

33,360	*	Strategic Hotels & Resorts, Inc	$388,644
3,380		Sun Communities, Inc	170,690
11,227		Sunstone Hotel Investors, Inc	155,157

		TOTAL REAL ESTATE	4,393,399

RETAILING - 4.9%
12,200	e	American Eagle Outfitters, Inc	177,144
2,270	*	Asbury Automotive Group, Inc	146,233
6,589	*	Barnes & Noble, Inc	130,067
2,391		Children’s Place Retail Stores, Inc	113,955
9,239	*	Christopher & Banks Corp	91,374
3,800		DSW, Inc (Class A)	114,418
10,400	*	Express Parent LLC	162,344
2,652	*	Kirkland’s, Inc	42,724
2,021		Lithia Motors, Inc (Class A)	152,970
5,000		Men’s Wearhouse, Inc	236,100
44,800	*	Office Depot, Inc	230,272
16,970	*	Orbitz Worldwide, Inc	133,554
5,398		Penske Auto Group, Inc	219,105
3,629	*	Shutterfly, Inc	176,877
3,600	*	Vitamin Shoppe, Inc	159,804
4,562	*	Zumiez, Inc	128,192

		TOTAL RETAILING	2,415,133

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
6,770	*,e	Ambarella, Inc	295,646
3,340	*	Cabot Microelectronics Corp	138,443
4,987	*	Cavium Networks, Inc	248,004
6,800	*	Cirrus Logic, Inc	141,780
9,027	*	Entegris, Inc	103,810
31,830	*	Entropic Communications, Inc	84,668
7,373	*	Integrated Device Technology, Inc	117,599
31,888	*	Lattice Semiconductor Corp	239,160
26,297	*	PMC - Sierra, Inc	196,176
18,175	*	Rambus, Inc	226,824
33,840	*	Silicon Image, Inc	170,554
5,482	*	Ultratech, Inc	124,715

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,087,379

SOFTWARE & SERVICES - 9.7%
8,733	*	ACI Worldwide, Inc	163,831
5,190	*	Aspen Technology, Inc	195,767
5,343	*	Cardtronics, Inc	188,074
5,854	*	Constant Contact, Inc	158,878
4,300	*	DealerTrack Holdings, Inc	186,663
1,818	*	Demandware, Inc	92,573
1,617		DST Systems, Inc	135,699
2,800	*	Euronet Worldwide, Inc	133,812
2,500	*	Guidewire Software, Inc	110,850
3,300	*	iGate Corp	121,176
12,421	*	Liveperson, Inc	156,380
7,558	*	LogMeIn, Inc	348,197
6,529	*	Manhattan Associates, Inc	218,199
6,055	*,e	Marketo, Inc	195,576
4,219		MAXIMUS, Inc	169,308
1,800	*,e	NeuStar, Inc (Class A)	44,694
8,176		NIC, Inc	140,791
7,126		Pegasystems, Inc	136,178
3,180	*	Proofpoint, Inc	118,105
2,800	*	Synchronoss Technologies, Inc	128,184
2,819	*	Syntel, Inc	247,903
6,064	*	TA Indigo Holding Corp	49,118
3,500	*	Tableau Software, Inc	254,275
8,528	*	TiVo, Inc	109,116

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,100	*	Tyler Technologies, Inc	$185,640
1,116	*	Ultimate Software Group, Inc	157,925
10,000	*	Vasco Data Security International	187,800
2,187	*,e	WebMD Health Corp (Class A)	91,438
8,845	*	Xoom Corp	194,148
1,800	*	Yelp, Inc	122,850

		TOTAL SOFTWARE & SERVICES	4,743,148

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
4,224	e	Alliance Fiber Optic Products, Inc	52,504
10,970	*	Aruba Networks, Inc	236,733
7,835	*	Benchmark Electronics, Inc	174,015
6,500	*,e	Ciena Corp	108,680
6,900	*	CommScope Holding Co, Inc	164,979
8,130	*	Immersion Corp	69,755
5,751	*	Plexus Corp	212,385
23,200	*	QLogic Corp	212,512
12,200	*	Ruckus Wireless, Inc	162,992
12,267	*	Sanmina Corp	255,890
29,662	*	Sonus Networks, Inc	101,444
8,190	*	Super Micro Computer, Inc	240,950
2,292	*	Synaptics, Inc	167,774
4,458	*	SYNNEX Corp	288,120
4,600	*,e	Universal Display Corp	150,144

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,598,877

TELECOMMUNICATION SERVICES - 1.1%
26,931	*	8x8, Inc	179,899
10,705		Inteliquent, Inc	133,277
10,077	*	Premiere Global Services, Inc	120,622
37,200	*	Vonage Holdings Corp	122,016

		TOTAL TELECOMMUNICATION SERVICES	555,814

TRANSPORTATION - 2.0%
5,388		Arkansas Best Corp	200,973
5,546	*	Echo Global Logistics, Inc	130,608
3,700		Landstar System, Inc	267,103
7,804		Matson, Inc	195,334
4,800	*,e	XPO Logistics, Inc	180,816

		TOTAL TRANSPORTATION	974,834

UTILITIES - 3.3%
7,660		American States Water Co	233,017
8,583		Avista Corp	262,039
5,934		Black Hills Corp	284,120
4,729		California Water Service Group	106,119
6,717		Empire District Electric Co	162,216
6,028		Laclede Group, Inc	279,699
3,400		Southwest Gas Corp	165,172
4,100		UIL Holdings Corp	145,140

		TOTAL UTILITIES	1,637,522

		TOTAL COMMON STOCKS (Cost $44,852,305)	49,161,421

SHORT-TERM INVESTMENTS - 6.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.8%
3,360,242	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,360,242

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,360,242

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,360,242)	3,360,242

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

VALUE

TOTAL INVESTMENTS - 106.9% (Cost $48,212,547)	$52,521,663
OTHER ASSETS & LIABILITIES, NET - (6.9)%	(3,399,819)

NET ASSETS - 100.0%	$49,121,844

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,231,116.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.9%
650		BorgWarner, Inc	$34,196
70		Delphi Automotive plc	4,294
30,738		Ford Motor Co	454,615
2,462		Harley-Davidson, Inc	143,288
8,297		Johnson Controls, Inc	365,068
292	*	Modine Manufacturing Co	3,466
1,073	*	Tenneco, Inc	56,129
1,044	*	Tesla Motors, Inc	253,358

		TOTAL AUTOMOBILES & COMPONENTS	1,314,414

BANKS - 3.4%
470		Associated Banc-Corp	8,187
196		Bank of Hawaii Corp	11,135
9,729		BB&T Corp	362,016
200		Boston Private Financial Holdings, Inc	2,478
38		Capitol Federal Financial	449
72		Centerstate Banks of Florida, Inc	745
818		CIT Group, Inc	37,595
1,692		Comerica, Inc	84,363
22		Community Bank System, Inc	739
69		Cullen/Frost Bankers, Inc	5,279
1,786		Huntington Bancshares, Inc	17,378
88		IBERIABANK Corp	5,501
16,956		Keycorp	226,024
2,859		M&T Bank Corp	352,486
528	*	MGIC Investment Corp	4,124
1,477		New York Community Bancorp, Inc	23,440
333		OFG Bancorp	4,988
145		Old National Bancorp	1,881
199		PacWest Bancorp	8,205
18		Peoples Bancorp, Inc	428
189		People’s United Financial, Inc	2,735
5,186		PNC Financial Services Group, Inc	443,818
1,276	*	Popular, Inc	37,559
188		PrivateBancorp, Inc	5,623
355		Provident Financial Services, Inc	5,811
6,559		Radian Group, Inc	93,531
35	*	Signature Bank	3,922
160		Susquehanna Bancshares, Inc	1,600
269	*	SVB Financial Group	30,152
31		TCF Financial Corp	481
50		UMB Financial Corp	2,728
102		United Bankshares, Inc	3,155
12,811		US Bancorp	535,884
107		Webster Financial Corp	3,118
49		Westamerica Bancorporation	2,280
169		Wilshire Bancorp, Inc	1,560
290		Zions Bancorporation	8,427

		TOTAL BANKS	2,339,825

CAPITAL GOODS - 6.3%
4,343		3M Co	615,316
178		A.O. Smith Corp	8,416
103		Actuant Corp (Class A)	3,144
39		Acuity Brands, Inc	4,591
4,742		Ametek, Inc	238,096

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17		Applied Industrial Technologies, Inc	$776
400	*	ArvinMeritor, Inc	4,340
90		Astec Industries, Inc	3,282
1,187		Barnes Group, Inc	36,025
200		Briggs & Stratton Corp	3,604
1,027	*	Builders FirstSource, Inc	5,597
33	*	Chart Industries, Inc	2,017
81	*	Colfax Corp	4,615
2,205		Cummins, Inc	291,016
6,058		Danaher Corp	460,287
4,223		Deere & Co	346,244
644		Dover Corp	51,733
3,579		Eaton Corp	226,801
72		EnerSys	4,222
1,660		Fastenal Co	74,534
123		Fluor Corp	8,215
100		Fortune Brands Home & Security, Inc	4,111
639		Graco, Inc	46,634
117	*	Hexcel Corp	4,645
4,743		Illinois Tool Works, Inc	400,404
1,368		Ingersoll-Rand plc	77,100
112		Joy Global, Inc	6,108
80	*	Layne Christensen Co	777
245		Lincoln Electric Holdings, Inc	16,938
4,732		Masco Corp	113,189
1,227		Nordson Corp	93,338
1,724		Owens Corning, Inc	54,737
2,930		Paccar, Inc	166,644
313		Pall Corp	26,198
361		Parker Hannifin Corp	41,208
1,081		Pentair plc	70,795
342	*	Polypore International, Inc	13,307
1,788		Precision Castparts Corp	423,541
1,131	*	Quanta Services, Inc	41,044
990		Rockwell Automation, Inc	108,781
205		Rockwell Collins, Inc	16,093
400		Roper Industries, Inc	58,516
147		Snap-On, Inc	17,799
55		TAL International Group, Inc	2,269
818		Tennant Co	54,880
355	*	The ExOne Company	7,416
143		Timken Co	6,062
377	*	United Rentals, Inc	41,885
23		Valmont Industries, Inc	3,103
44		W.W. Grainger, Inc	11,073
391	*	WABCO Holdings, Inc	35,561
36	*	WESCO International, Inc	2,817
54		Westinghouse Air Brake Technologies Corp	4,376
179		Woodward Governor Co	8,524
86		Xylem, Inc	3,052

		TOTAL CAPITAL GOODS	4,375,796

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
302		Acacia Research (Acacia Technologies)	4,675
2,963	*	ACCO Brands Corp	20,445
93		Corporate Executive Board Co	5,587
245		Deluxe Corp	13,514
837		Dun & Bradstreet Corp	98,322
217		Equifax, Inc	16,219
168		HNI Corp	6,046
73	*	IHS, Inc (Class A)	9,139
190		Interface, Inc	3,067
1,174		Iron Mountain, Inc	38,331
291		Manpower, Inc	20,399
1,111		R.R. Donnelley & Sons Co	18,287

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,573		Robert Half International, Inc	$77,077
160	*	RPX Corp	2,197
282		Tetra Tech, Inc	7,044
1,816		Waste Management, Inc	86,314

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	426,663

CONSUMER DURABLES & APPAREL - 1.0%
200		Callaway Golf Co	1,448
10		Columbia Sportswear Co	358
14	*	Deckers Outdoor Corp	1,360
68		Hanesbrands, Inc	7,306
13		Hasbro, Inc	715
16	*	Iconix Brand Group, Inc	591
5,425		Mattel, Inc	166,276
72	*	Meritage Homes Corp	2,556
95	*	Mohawk Industries, Inc	12,808
200		Movado Group, Inc	6,612
4,980		Nike, Inc (Class B)	444,216
152		Oxford Industries, Inc	9,270
270		Ryland Group, Inc	8,975
71	*	Tempur-Pedic International, Inc	3,988
2		Tupperware Corp	138
366	*	Under Armour, Inc (Class A)	25,291
323		VF Corp	21,328
92		Whirlpool Corp	13,400

		TOTAL CONSUMER DURABLES & APPAREL	726,636

CONSUMER SERVICES - 2.5%
55		Bob Evans Farms, Inc	2,604
200		Brinker International, Inc	10,158
75	*	Chipotle Mexican Grill, Inc (Class A)	49,994
1,063		Choice Hotels International, Inc	55,276
932		Darden Restaurants, Inc	47,961
13		DineEquity, Inc	1,061
128		Domino’s Pizza, Inc	9,851
60		Dunkin Brands Group, Inc	2,689
3,895		Marriott International, Inc (Class A)	272,260
6,026		McDonald’s Corp	571,325
4,705	*	MGM Mirage	107,180
111	*	Popeyes Louisiana Kitchen, Inc	4,495
333		Royal Caribbean Cruises Ltd	22,408
1,081	*	Ruby Tuesday, Inc	6,367
177	*	Sonic Corp	3,958
6,116		Starbucks Corp	461,513
1,429		Starwood Hotels & Resorts Worldwide, Inc	118,907
6		Vail Resorts, Inc	521
91		Weight Watchers International, Inc	2,497

		TOTAL CONSUMER SERVICES	1,751,025

DIVERSIFIED FINANCIALS - 7.2%
6,328		American Express Co	553,953
12,551		Bank of New York Mellon Corp	486,100
1,381		BlackRock, Inc	453,410
5,723		Capital One Financial Corp	467,111
14,905		Charles Schwab Corp	438,058
3,291		CME Group, Inc	263,132
34	*	Credit Acceptance Corp	4,286
6,702		Discover Financial Services	431,542
6,734		Franklin Resources, Inc	367,744
221	*	Green Dot Corp	4,672
1,397		IntercontinentalExchange Group, Inc	272,485
5,317		Invesco Ltd	209,915
466		Janus Capital Group, Inc	6,776
566		Legg Mason, Inc	28,957

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

785		NASDAQ OMX Group, Inc	$33,300
5,396		Northern Trust Corp	367,090
176	*	PHH Corp	3,935
5,566		State Street Corp	409,713
2,930		T Rowe Price Group, Inc	229,712

		TOTAL DIVERSIFIED FINANCIALS	5,031,891

ENERGY - 9.2%
3,448		Apache Corp	323,664
767		Baker Hughes, Inc	49,901
113	*	C&J Energy Services, Inc	3,452
1,826	*	Cameron International Corp	121,210
56		CARBO Ceramics, Inc	3,317
136	*	Carrizo Oil & Gas, Inc	7,319
1,640	*	Cheniere Energy, Inc	131,249
1,000		Cimarex Energy Co	126,530
2,376	*	Clean Energy Fuels Corp	18,533
299	*	Concho Resources, Inc	37,492
433		Contango Oil & Gas Co	14,393
3,008	*	Continental Resources, Inc	199,972
112		Dawson Geophysical Co	2,036
54		Denbury Resources, Inc	812
4,666	*	Devon Energy Corp	318,128
4,762		EOG Resources, Inc	471,533
2,342		EQT Corp	214,387
49		Exterran Holdings, Inc	2,171
25	*	FMC Technologies, Inc	1,358
66	*	Geospace Technologies Corp	2,320
3,941		Hess Corp	371,715
2,038	*	ION Geophysical Corp	5,686
344	*	Key Energy Services, Inc	1,665
85	*	Kinder Morgan Management LLC	8,003
7,078	*	Kodiak Oil & Gas Corp	96,048
8,202		Marathon Oil Corp	308,313
4,168		Marathon Petroleum Corp	352,904
22	*	Matrix Service Co	531
5,023		National Oilwell Varco, Inc	382,250
103	*	Natural Gas Services Group, Inc	2,479
2,152		Noble Corp plc	47,817
3,833		Noble Energy, Inc	262,024
230	*	Northern Oil And Gas, Inc	3,270
269	*	Oasis Petroleum, Inc	11,247
4,516		Occidental Petroleum Corp	434,214
4		Oceaneering International, Inc	261
2	*	Oil States International, Inc	124
1,573		Oneok, Inc	103,110
3	*	PDC Energy, Inc	151
415	*	Petroquest Energy, Inc	2,332
4,571		Phillips 66	371,668
1,740		Pioneer Natural Resources Co	342,728
1,028		Questar Market Resources, Inc	31,642
12		Range Resources Corp	814
233	*	Rex Energy Corp	2,952
5		SEACOR Holdings, Inc	374
284	*	Solazyme, Inc	2,119
1,768	*	Southwestern Energy Co	61,792
9,859		Spectra Energy Corp	387,064
731		St. Mary Land & Exploration Co	57,018
893		Superior Energy Services	29,353
81		Tesoro Corp	4,939
377	*	Ultra Petroleum Corp	8,769
278	*	Unit Corp	16,305
10,354	*	Weatherford International Ltd	215,363
3,337		Western Refining, Inc	140,121
1,015	*	Whiting Petroleum Corp	78,713

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,541		Williams Cos, Inc	$251,344

		TOTAL ENERGY	6,446,999

FOOD & STAPLES RETAILING - 1.0%
3,726		Kroger Co	193,752
3,254		Safeway, Inc	111,612
128		Spartan Stores, Inc	2,490
8,404		Sysco Corp	318,932
1,847		Whole Foods Market, Inc	70,389

		TOTAL FOOD & STAPLES RETAILING	697,175

FOOD, BEVERAGE & TOBACCO - 3.5%
286		Bunge Ltd	24,090
2,696		Campbell Soup Co	115,200
1,284		ConAgra Foods, Inc	42,423
151	*	Darling International, Inc	2,766
302		Dr Pepper Snapple Group, Inc	19,422
127		Flowers Foods, Inc	2,332
7,720		General Mills, Inc	389,474
41		Hormel Foods Corp	2,107
413		J.M. Smucker Co	40,883
5,263		Kellogg Co	324,201
801		Keurig Green Mountain, Inc	104,234
1,534		Kraft Foods Group, Inc	86,517
771		Mead Johnson Nutrition Co	74,186
12,385		Mondelez International, Inc	424,372
8,355		PepsiCo, Inc	777,767
86		Tootsie Roll Industries, Inc	2,407

		TOTAL FOOD, BEVERAGE & TOBACCO	2,432,381

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
12,239		Abbott Laboratories	509,020
4,791		Aetna, Inc	388,071
79	*	Align Technology, Inc	4,083
648	*	Amedisys, Inc	13,070
67		AmerisourceBergen Corp	5,179
55	*	Amsurg Corp	2,753
142	*	athenahealth, Inc	18,700
3,144		Becton Dickinson & Co	357,819
860	*	BioScrip, Inc	5,943
386	*	Brookdale Senior Living, Inc	12,437
527	*	Centene Corp	43,588
275	*	Cerner Corp	16,382
41		Chemed Corp	4,219
1,981		Cigna Corp	179,657
111	*	DaVita, Inc	8,119
55		Dentsply International, Inc	2,508
121	*	Edwards Lifesciences Corp	12,360
434	*	ExamWorks Group, Inc	14,213
85	*	Greatbatch, Inc	3,622
147	*	Henry Schein, Inc	17,121
84	*	HMS Holdings Corp	1,583
1,316		Humana, Inc	171,462
418	*	Idexx Laboratories, Inc	49,253
599	*	Inverness Medical Innovations, Inc	23,229
548	*	LifePoint Hospitals, Inc	37,916
8,071		Medtronic, Inc	499,998
534	*	Molina Healthcare, Inc	22,588
70	*	MWI Veterinary Supply, Inc	10,388
61		Owens & Minor, Inc	1,997
905		Patterson Cos, Inc	37,494
35	*	Sirona Dental Systems, Inc	2,684
193	*	Vocera Communications, Inc	1,557

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,479,013

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
171		Avon Products, Inc	$2,155
5		Clorox Co	480
7,350		Colgate-Palmolive Co	479,367
2,118		Estee Lauder Cos (Class A)	158,257
3,102		Herbalife Ltd	135,712
3,412		Kimberly-Clark Corp	367,029
350	*	Medifast, Inc	11,491
165		Nu Skin Enterprises, Inc (Class A)	7,430
12,341		Procter & Gamble Co	1,033,435

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,195,356

INSURANCE - 5.7%
3,692		ACE Ltd	387,180
6,079		Aflac, Inc	354,102
105		Arthur J. Gallagher & Co	4,763
959		Aspen Insurance Holdings Ltd	41,016
239		Axis Capital Holdings Ltd	11,312
8,056	*	Berkshire Hathaway, Inc (Class B)	1,112,856
3,814		Chubb Corp	347,379
13,289	*	Genworth Financial, Inc (Class A)	174,086
2,825		Hartford Financial Services Group, Inc	105,231
1,559		Marsh & McLennan Cos, Inc	81,598
161		PartnerRe Ltd	17,692
395		Platinum Underwriters Holdings Ltd	24,044
3,647		Principal Financial Group	191,358
14		ProAssurance Corp	617
9,489		Progressive Corp	239,882
5,132		Prudential Financial, Inc	451,308
40		RenaissanceRe Holdings Ltd	3,999
124		Stewart Information Services Corp	3,639
4,523		Travelers Cos, Inc	424,891
104		Willis Group Holdings plc	4,306

		TOTAL INSURANCE	3,981,259

MATERIALS - 4.6%
3,089		Air Products & Chemicals, Inc	402,126
1,222	*	Allied Nevada Gold Corp	4,045
47		Aptargroup, Inc	2,853
1,830		Avery Dennison Corp	81,709
611		Ball Corp	38,658
6		Bemis Co, Inc	228
64		Carpenter Technology Corp	2,890
456		Celanese Corp (Series A)	26,685
699	*	Century Aluminum Co	18,153
18	*	Clearwater Paper Corp	1,082
1,284		Commercial Metals Co	21,918
110		Compass Minerals International, Inc	9,271
92		Domtar Corp	3,232
344		Eastman Chemical Co	27,826
3,569		Ecolab, Inc	409,828
265	*	Flotek Industries, Inc	6,909
695		H.B. Fuller Co	27,591
182		Innophos Holdings, Inc	10,026
72		International Flavors & Fragrances, Inc	6,903
2,624		International Paper Co	125,270
97	*	Landec Corp	1,188
1,627	*	Louisiana-Pacific Corp	22,111
4,212		LyondellBasell Industries AF S.C.A	457,676
2,132		MeadWestvaco Corp	87,284
394		Minerals Technologies, Inc	24,314
1,185		Mosaic Co	52,626
5,754		Nucor Corp	312,327
634	*	Owens-Illinois, Inc	16,516
121		PolyOne Corp	4,305

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,153		Praxair, Inc	$406,737
102		Reliance Steel & Aluminum Co	6,977
108		Rock-Tenn Co (Class A)	5,139
124		Rockwood Holdings, Inc	9,480
1,512		Royal Gold, Inc	98,189
157		Sealed Air Corp	5,476
209		Sherwin-Williams Co	45,769
2,186		Sigma-Aldrich Corp	297,318
586	*	Stillwater Mining Co	8,808
580		Valspar Corp	45,814
79		Wausau Paper Corp	626
2,846	*	Worthington Industries, Inc	105,928

		TOTAL MATERIALS	3,241,811

MEDIA - 3.0%
1,779		Cablevision Systems Corp (Class A)	31,150
156		Cinemark Holdings, Inc	5,310
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	7,832
703	*	DIRECTV	60,824
4,123	*	Discovery Communications, Inc (Class A)	155,849
5,307	*	Discovery Communications, Inc (Class C)	197,845
496	*	DreamWorks Animation SKG, Inc (Class A)	13,526
83		John Wiley & Sons, Inc (Class A)	4,657
2,567	*	Journal Communications, Inc (Class A)	21,640
5,661	*	Liberty Global plc	232,186
4,948	*	Liberty Global plc (Class A)	210,488
41,020	*	McClatchy Co (Class A)	137,827
2,180		New York Times Co (Class A)	24,460
149		Scripps Networks Interactive (Class A)	11,635
610		Sinclair Broadcast Group, Inc (Class A)	15,915
3,056		Time Warner Cable, Inc	438,505
6,960		Time Warner, Inc	523,462

		TOTAL MEDIA	2,093,111

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
702	*	Affymetrix, Inc	5,602
3,910		Agilent Technologies, Inc	222,792
1,059	*	Akorn, Inc	38,410
735	*	Alexion Pharmaceuticals, Inc	121,878
4,884		Amgen, Inc	686,007
658	*	Auxilium Pharmaceuticals, Inc	19,641
936	*	AVANIR Pharmaceuticals, Inc	11,157
1,679	*	Biogen Idec, Inc	555,430
11,278		Bristol-Myers Squibb Co	577,208
541	*	Cambrex Corp	10,106
555	*	Cepheid, Inc	24,437
520	*	Depomed, Inc	7,899
1,250	*	Endo International plc	85,425
8,182	*	Gilead Sciences, Inc	870,974
1,800	*	Incyte Corp	88,290
11,929		Johnson & Johnson	1,271,512
3,027	*	MannKind Corp	17,890
14,855		Merck & Co, Inc	880,604
23	*	Mettler-Toledo International, Inc	5,891
2,213	*	Nektar Therapeutics	26,711
2,037	*	Opko Health, Inc	17,335
7,568	*	Orexigen Therapeutics, Inc	32,240
122	*	PerkinElmer, Inc	5,319
1,287	*	Salix Pharmaceuticals Ltd	201,081
1,256	*	Sangamo Biosciences, Inc	13,546
1,223	*	Sarepta Therapeutics, Inc	25,805
24		Techne Corp	2,245
1,486		Thermo Electron Corp	180,846
165	*	United Therapeutics Corp	21,227
1,082	*	Vertex Pharmaceuticals, Inc	121,519

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,463	*	Vivus, Inc	$13,367
640	*	Waters Corp	63,437

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,225,831

REAL ESTATE - 3.8%
203		American Campus Communities, Inc	7,399
4,626		American Tower Corp	433,133
15,704		Annaly Capital Management, Inc	167,719
1,224		Boston Properties, Inc	141,690
1,999	*	CBRE Group, Inc	59,450
3,476		Crown Castle International Corp	279,922
165		Douglas Emmett, Inc	4,236
1,687		Duke Realty Corp	28,983
29		Equity One, Inc	627
1,322		Equity Residential	81,409
3,064		First Industrial Realty Trust, Inc	51,812
5,566		HCP, Inc	221,026
1,007		Health Care REIT, Inc	62,807
89		Healthcare Realty Trust, Inc	2,108
7,799		Host Marriott Corp	166,353
15		Jones Lang LaSalle, Inc	1,895
14		Kilroy Realty Corp	832
325		Liberty Property Trust	10,809
554		Macerich Co	35,362
213		Mid-America Apartment Communities, Inc	13,983
5,363		Prologis, Inc	202,185
930		Ryman Hospitality Properties	43,989
2,660		Simon Property Group, Inc	437,357
988		Ventas, Inc	61,207
1,458		Vornado Realty Trust	145,742
17		Washington REIT	431
149		Weyerhaeuser Co	4,747

		TOTAL REAL ESTATE	2,667,213

RETAILING - 4.1%
77		Aaron’s, Inc	1,873
1,224		American Eagle Outfitters, Inc	17,772
316	*	Ann Taylor Stores Corp	12,997
473	*	AutoZone, Inc	241,069
149	*	Barnes & Noble, Inc	2,941
2,175	*	Bed Bath & Beyond, Inc	143,180
1,355		Best Buy Co, Inc	45,514
62	*	Cabela’s, Inc	3,652
852	*	Carmax, Inc	39,575
8		Chico’s FAS, Inc	118
650		Foot Locker, Inc	36,172
6		GameStop Corp (Class A)	247
5,233		Gap, Inc	218,164
45	*	Genesco, Inc	3,364
2,715		Genuine Parts Co	238,133
259		GNC Holdings, Inc	10,034
515	*	HomeAway, Inc	18,283
270		HSN, Inc	16,570
2,687		Kohl’s Corp	163,988
7,799	*	Liberty Interactive Corp	222,427
202	*	LKQ Corp	5,371
9,243		Lowe’s Companies, Inc	489,140
2,077		Macy’s, Inc	120,840
16		Men’s Wearhouse, Inc	756
149	*	NetFlix, Inc	67,226
701		Nordstrom, Inc	47,927
1,890	*	Office Depot, Inc	9,715
1,120	*	Orbitz Worldwide, Inc	8,814
69	*	Outerwall, Inc	3,871
4		Petsmart, Inc	280

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

278		Pier 1 Imports, Inc	$3,305
160		Ross Stores, Inc	12,093
503	*	Shutterfly, Inc	24,516
247		Signet Jewelers Ltd	28,136
5,903		Staples, Inc	71,426
135		Tiffany & Co	13,002
7,033		TJX Companies, Inc	416,143
1,078	*	TripAdvisor, Inc	98,551
7		Williams-Sonoma, Inc	466

		TOTAL RETAILING	2,857,651

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
652	*	Advanced Micro Devices, Inc	2,223
109		Analog Devices, Inc	5,395
18,830		Applied Materials, Inc	406,916
125	*	Cirrus Logic, Inc	2,606
25,749		Intel Corp	896,580
227		Lam Research Corp	16,957
111		Microchip Technology, Inc	5,243
5,688	*	ON Semiconductor Corp	50,851
1,024		Skyworks Solutions, Inc	59,443
1,075	*	SunPower Corp	36,421
315		Teradyne, Inc	6,108
9,869		Texas Instruments, Inc	470,653
419	*	Triquint Semiconductor, Inc	7,990

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,967,386

SOFTWARE & SERVICES - 10.1%
5,486		Accenture plc	446,121
5,822	*	Adobe Systems, Inc	402,824
882	*	Angie’s List, Inc	5,618
2,386		AOL, Inc	107,251
2,129	*	Autodesk, Inc	117,308
8,787	*	Brightcove, Inc	49,031
1,228		Broadridge Financial Solutions, Inc	51,122
4,890		CA, Inc	136,627
191	*	Cadence Design Systems, Inc	3,287
7,980	*	Cognizant Technology Solutions Corp (Class A)	357,265
1,237		Compuware Corp	13,125
148	*	comScore, Inc	5,389
155		Convergys Corp	2,762
515	*	Conversant, Inc	17,639
49		Factset Research Systems, Inc	5,955
54		Fair Isaac Corp	2,975
239	*	Fortinet, Inc	6,038
1,536	*	Glu Mobile, Inc	7,941
1,467	*	Google, Inc	846,987
1,446	*	Google, Inc (Class A)	850,841
34	*	Higher One Holdings, Inc	84
883	*	Informatica Corp	30,234
4,723		International Business Machines Corp	896,567
4,177		Intuit, Inc	366,114
162		j2 Global, Inc	7,996
533	*	Liquidity Services, Inc	7,329
180	*	Marketo, Inc	5,814
399		Mercadolibre, Inc	43,351
55	*	NetSuite, Inc	4,925
189	*	NeuStar, Inc (Class A)	4,693
18,538		Oracle Corp	709,635
613	*	QuinStreet, Inc	2,544
233	*	Rally Software Development Corp	2,798
6,804	*	Salesforce.com, Inc	391,434
233	*	ServiceSource International LLC	753
123	*	SolarWinds, Inc	5,172
10,112		Symantec Corp	237,733

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

59	*	Syntel, Inc	$5,188
214	*	Teradata Corp	8,971
67	*	Ultimate Software Group, Inc	9,481
150	*	Unisys Corp	3,511
28,005		Xerox Corp	370,506
189	*	Xoom Corp	4,149
11,537	*	Yahoo!, Inc	470,133

		TOTAL SOFTWARE & SERVICES	7,025,221

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
1,143	*	Aruba Networks, Inc	24,666
41		Belden CDT, Inc	2,625
147	*	Benchmark Electronics, Inc	3,265
2,407		Black Box Corp	56,131
29,741		Cisco Systems, Inc	748,581
42		Cognex Corp	1,691
3,600		Corning, Inc	69,624
2,104	*	Cray, Inc	55,209
9	*	DTS, Inc	227
17,937		EMC Corp	524,836
1,050	*	Finisar Corp	17,462
707	*	Flextronics International Ltd	7,296
15,345		Hewlett-Packard Co	544,287
345	*	Ingram Micro, Inc (Class A)	8,904
169		InterDigital, Inc	6,730
306		IPG Photonics Corp	21,047
14	*	Itron, Inc	550
462		Jabil Circuit, Inc	9,319
554		Lexmark International, Inc (Class A)	23,545
2,042		Motorola, Inc	129,218
60	*	Netgear, Inc	1,875
645		Oplink Communications, Inc	10,849
18		Plantronics, Inc	860
494	*	QLogic Corp	4,525
9,257		Qualcomm, Inc	692,146
227	*	RealD, Inc	2,127
2,398		Seagate Technology, Inc	137,333
172	*	Super Micro Computer, Inc	5,060
26	*	Tech Data Corp	1,530
184	*	TTM Technologies, Inc	1,253
87	*	Universal Display Corp	2,840
74	*	Vishay Precision Group, Inc	1,106

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,116,717

TELECOMMUNICATION SERVICES - 2.5%
10,478		CenturyTel, Inc	428,445
1,541	*	Cincinnati Bell, Inc	5,193
234	*	Level 3 Communications, Inc	10,701
50,672	*	Sprint Corp	321,260
674	*	tw telecom inc (Class A)	28,045
18,629		Verizon Communications, Inc	931,264
1,213	*	Vonage Holdings Corp	3,979

		TOTAL TELECOMMUNICATION SERVICES	1,728,887

TRANSPORTATION - 2.7%
1,922		Alaska Air Group, Inc	83,684
8		Allegiant Travel Co	989
613	*	Avis Budget Group, Inc	33,648
6		CH Robinson Worldwide, Inc	398
11,446		CSX Corp	366,959
34	*	Genesee & Wyoming, Inc (Class A)	3,241
2,704		Norfolk Southern Corp	301,766
6		Ryder System, Inc	540
5,781		Southwest Airlines Co	195,224

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,531		Union Pacific Corp	$382,831
5,255		United Parcel Service, Inc (Class B)	516,514

		TOTAL TRANSPORTATION	1,885,794

UTILITIES - 3.3%
184		American States Water Co	5,597
102		American Water Works Co, Inc	4,919
2,528	*	Calpine Corp	54,858
2,497		Centerpoint Energy, Inc	61,102
3,637		Cleco Corp	175,122
4,677		Consolidated Edison, Inc	264,999
2,052		Duke Energy Corp	153,428
57		Integrys Energy Group, Inc	3,695
4		ITC Holdings Corp	143
103		MDU Resources Group, Inc	2,864
886		MGE Energy, Inc	33,012
110		New Jersey Resources Corp	5,556
4,575		NextEra Energy, Inc	429,501
6,329		NiSource, Inc	259,362
3,345		Northeast Utilities	148,183
8,717		Pepco Holdings, Inc	233,267
2,024		Piedmont Natural Gas Co, Inc	67,865
3		Pinnacle West Capital Corp	164
326		Public Service Enterprise Group, Inc	12,140
2,619		Sempra Energy	275,990
211		SJW Corp	5,670
478		South Jersey Industries, Inc	25,506
926		TECO Energy, Inc	16,094
116		UGI Corp	3,937
280		WGL Holdings, Inc	11,794
414		Wisconsin Energy Corp	17,802
1,100		Xcel Energy, Inc	33,440

		TOTAL UTILITIES	2,306,010

		TOTAL COMMON STOCKS (Cost $48,018,620)	69,314,065

		TOTAL INVESTMENTS - 99.2% (Cost $48,018,620)	69,314,065
		OTHER ASSETS & LIABILITIES, NET - 0.8%	531,920

		NET ASSETS - 100.0%	$69,845,985

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.1%
908	*	American Axle & Manufacturing Holdings, Inc	$15,227
3,067		BorgWarner, Inc	161,355
852		Cooper Tire & Rubber Co	24,452
183	*	Cooper-Standard Holding, Inc	11,419
2,343		Dana Holding Corp	44,915
376	e	Dorman Products, Inc	15,063
317		Drew Industries, Inc	13,374
732	*	Federal Mogul Corp (Class A)	10,885
53,603		Ford Motor Co	792,788
150	*	Fox Factory Holding Corp	2,325
280	*	Fuel Systems Solutions, Inc	2,495
22,650		General Motors Co	723,441
2,027		Gentex Corp	54,263
607	*	Gentherm, Inc	25,634
3,554		Goodyear Tire & Rubber Co	80,267
3,057		Harley-Davidson, Inc	177,917
9,241		Johnson Controls, Inc	406,604
1,159		Lear Corp	100,149
671	*	Modine Manufacturing Co	7,965
201	*	Motorcar Parts of America, Inc	5,469
180		Remy International, Inc	3,695
113		Shiloh Industries, Inc	1,922
355		Spartan Motors, Inc	1,658
260		Standard Motor Products, Inc	8,952
449	*	Stoneridge, Inc	5,060
47		Strattec Security Corp	3,824
280		Superior Industries International, Inc	4,908
817	*	Tenneco, Inc	42,737
1,349	*,e	Tesla Motors, Inc	327,375
632		Thor Industries, Inc	32,548
266	*	Tower International, Inc	6,701
1,560	*	TRW Automotive Holdings Corp	157,950
654	*	Visteon Corp	63,602
353	*	Winnebago Industries, Inc	7,685

		TOTAL AUTOMOBILES & COMPONENTS	3,344,624

BANKS - 5.9%
180		1st Source Corp	5,126
396		1st United Bancorp, Inc	3,374
98		American National Bankshares, Inc	2,229
337		Ameris Bancorp	7,397
77	e	Ames National Corp	1,721
430		Apollo Residential Mortgage	6,635
114	e	Arrow Financial Corp	2,864
2,146		Associated Banc-Corp	37,383
1,174		Astoria Financial Corp	14,546
110		Banc of California, Inc	1,279
130		Bancfirst Corp	8,133
399		Banco Latinoamericano de Exportaciones S.A. (Class E)	12,241
1,288		Bancorpsouth, Inc	25,940
838		Bank Mutual Corp	5,372
147,049		Bank of America Corp	2,507,185
762		Bank of Hawaii Corp	43,289
70		Bank of Kentucky Financial Corp	3,236
61		Bank of Marin Bancorp	2,799
1,349		Bank of the Ozarks, Inc	42,520

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300		BankFinancial Corp	$3,114
1,410		BankUnited	42,991
263		Banner Corp	10,118
9,991		BB&T Corp	371,765
982		BBCN Bancorp, Inc	14,327
115	*	BBX Capital Corp	2,004
392	*	Beneficial Mutual Bancorp, Inc	5,010
337		Berkshire Hills Bancorp, Inc	7,916
233		BNC Bancorp	3,649
190	*	BofI Holding, Inc	13,815
606		BOK Financial Corp	40,287
1,073		Boston Private Financial Holdings, Inc	13,294
156		Bridge Bancorp, Inc	3,689
132	*	Bridge Capital Holdings	3,002
771		Brookline Bancorp, Inc	6,592
86		Bryn Mawr Bank Corp	2,436
87		Camden National Corp	3,045
321	*	Capital Bank Financial Corp	7,665
101		Capital City Bank Group, Inc	1,368
3,240		Capitol Federal Financial	38,297
286		Cardinal Financial Corp	4,882
333	*	Cascade Bancorp	1,682
1,068		Cathay General Bancorp	26,518
477		Centerstate Banks of Florida, Inc	4,937
188		Central Pacific Financial Corp	3,371
47		Century Bancorp, Inc	1,627
301		Charter Financial Corp	3,221
401		Chemical Financial Corp	10,783
2,624		CIT Group, Inc	120,599
42,708		Citigroup, Inc	2,213,129
167		Citizens & Northern Corp	3,173
211	e	City Holding Co	8,889
647		City National Corp	48,958
109		Clifton Bancorp, Inc	1,372
194		CNB Financial Corp	3,046
395		CoBiz, Inc	4,416
674		Columbia Banking System, Inc	16,722
2,437		Comerica, Inc	121,509
1,463		Commerce Bancshares, Inc	65,316
628		Community Bank System, Inc	21,095
200		Community Trust Bancorp, Inc	6,726
130	*,e	CommunityOne Bancorp	1,147
295		ConnectOne Bancorp, Inc	5,620
134	*	CU Bancorp	2,519
922		Cullen/Frost Bankers, Inc	70,542
342	*	Customers Bancorp, Inc	6,142
1,421		CVB Financial Corp	20,391
440		Dime Community Bancshares	6,336
288	*	Eagle Bancorp, Inc	9,164
1,924		East West Bancorp, Inc	65,416
100		Enterprise Bancorp, Inc	1,884
265		Enterprise Financial Services Corp	4,431
158		ESB Financial Corp	1,845
559	*	Essent Group Ltd	11,968
1,060		EverBank Financial Corp	18,720
115		Federal Agricultural Mortgage Corp (Class C)	3,696
222		Fidelity Southern Corp	3,041
11,409		Fifth Third Bancorp	228,408
126		Financial Institutions, Inc	2,832
264		First Bancorp (NC)	4,229
1,398	*	First Bancorp (Puerto Rico)	6,640
107		First Bancorp, Inc	1,784
972		First Busey Corp	5,414
53		First Business Financial Services, Inc	2,327
101		First Citizens Bancshares, Inc (Class A)	21,880
1,229		First Commonwealth Financial Corp	10,311

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

189		First Community Bancshares, Inc	$2,701
406		First Connecticut Bancorp	5,887
120		First Defiance Financial Corp	3,241
747		First Financial Bancorp	11,825
1,236	e	First Financial Bankshares, Inc	34,348
188		First Financial Corp	5,819
200		First Financial Northwest, Inc	2,042
3,378		First Horizon National Corp	41,482
243		First Interstate Bancsystem, Inc	6,457
557		First Merchants Corp	11,257
1,128		First Midwest Bancorp, Inc	18,150
200	*	First NBC Bank Holding Co	6,550
4,768		First Niagara Financial Group, Inc	39,717
108		First of Long Island Corp	3,721
1,846		First Republic Bank	91,155
2,172		FirstMerit Corp	38,227
255	*	Flagstar Bancorp, Inc	4,292
358		Flushing Financial Corp	6,541
2,437		FNB Corp	29,220
185		Fox Chase Bancorp, Inc	3,017
170		Franklin Financial Corp	3,164
2,742		Fulton Financial Corp	30,381
177		German American Bancorp, Inc	4,568
999		Glacier Bancorp, Inc	25,834
135		Great Southern Bancorp, Inc	4,096
185		Guaranty Bancorp	2,499
222	*	Hampton Roads Bankshares, Inc	340
1,231		Hancock Holding Co	39,454
554		Hanmi Financial Corp	11,169
211		Heartland Financial USA, Inc	5,039
279		Heritage Commerce Corp	2,291
221		Heritage Financial Corp	3,501
260		Heritage Oaks Bancorp	1,820
726		Home Bancshares, Inc	21,352
958		Home Loan Servicing Solutions Ltd	20,300
108		HomeStreet, Inc	1,846
265	*	HomeTrust Bancshares, Inc	3,872
123		Horizon Bancorp	2,834
7,093		Hudson City Bancorp, Inc	68,944
171		Hudson Valley Holding Corp	3,104
11,104		Huntington Bancshares, Inc	108,042
463		IBERIABANK Corp	28,942
321		Independent Bank Corp (MA)	11,466
308		Independent Bank Corp (MI)	3,671
123		Independent Bank Group, Inc	5,836
730		International Bancshares Corp	18,005
4,963		Investors Bancorp, Inc	50,275
53,332		JPMorgan Chase & Co	3,212,720
227	*	Kearny Financial Corp	3,026
12,832		Keycorp	171,051
204	*	Ladder Capital Corp	3,856
509		Lakeland Bancorp, Inc	4,968
350		Lakeland Financial Corp	13,125
1,894	e	M&T Bank Corp	233,511
351		Macatawa Bank Corp	1,685
216		MainSource Financial Group, Inc	3,726
891		MB Financial, Inc	24,663
226		Mercantile Bank Corp	4,305
60		Merchants Bancshares, Inc	1,691
291	*	Meridian Bancorp, Inc	3,073
4,541	*	MGIC Investment Corp	35,465
112		Midsouth Bancorp, Inc	2,094
90		MidWestOne Financial Group, Inc	2,071
684		National Bank Holdings Corp	13,078
84	e	National Bankshares, Inc	2,332
1,529		National Penn Bancshares, Inc	14,847

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

422	*,e	Nationstar Mortgage Holdings, Inc	$14,449
586		NBT Bancorp, Inc	13,197
6,269	e	New York Community Bancorp, Inc	99,489
451	*	NewBridge Bancorp	3,423
644	*,e	NMI Holdings, Inc	5,571
718		Northfield Bancorp, Inc	9,779
80		Northrim BanCorp, Inc	2,114
1,214		Northwest Bancshares, Inc	14,689
180		OceanFirst Financial Corp	2,864
1,434	*	Ocwen Financial Corp	37,542
596		OFG Bancorp	8,928
112		Old Line Bancshares, Inc	1,734
1,471		Old National Bancorp	19,079
148		OmniAmerican Bancorp, Inc	3,847
670		Oritani Financial Corp	9,440
241		Pacific Continental Corp	3,097
208	*	Pacific Premier Bancorp, Inc	2,922
1,617		PacWest Bancorp	66,669
275	e	Park National Corp	20,740
360		Park Sterling Bank	2,387
139		Peapack Gladstone Financial Corp	2,432
47		Penns Woods Bancorp, Inc	1,986
164	*	Pennsylvania Commerce Bancorp, Inc	3,977
165	*	PennyMac Financial Services, Inc	2,417
146		Peoples Bancorp, Inc	3,467
101	e	Peoples Financial Services Corp	4,645
4,161		People’s United Financial, Inc	60,210
477		Pinnacle Financial Partners, Inc	17,220
7,435		PNC Financial Services Group, Inc	636,287
1,355	*	Popular, Inc	39,884
147	*	Preferred Bank	3,310
961		PrivateBancorp, Inc	28,744
935		Prosperity Bancshares, Inc	53,454
753		Provident Financial Services, Inc	12,327
2,562	e	Radian Group, Inc	36,534
20,192		Regions Financial Corp	202,728
323		Renasant Corp	8,737
120		Republic Bancorp, Inc (Class A)	2,843
415	*	Republic First Bancorp, Inc	1,614
300		S&T Bancorp, Inc	7,038
336		Sandy Spring Bancorp, Inc	7,691
180	*	Seacoast Banking Corp of Florida	1,967
163		Sierra Bancorp	2,732
719	*	Signature Bank	80,571
207		Simmons First National Corp (Class A)	7,974
337		South State Corp	18,845
226	e	Southside Bancshares, Inc	7,514
265		Southwest Bancorp, Inc	4,346
397		State Bank & Trust Co	6,447
822		Sterling Bancorp/DE	10,513
210		Stock Yards Bancorp, Inc	6,321
134		Stonegate Bank	3,451
192	*	Stonegate Mortgage Corp	2,494
155		Suffolk Bancorp	3,009
94	*	Sun Bancorp, Inc	1,702
7,461		SunTrust Banks, Inc	283,742
2,517		Susquehanna Bancshares, Inc	25,170
676	*	SVB Financial Group	75,773
2,323		Synovus Financial Corp	54,916
240		Talmer Bancorp Inc	3,319
2,235		TCF Financial Corp	34,710
150		Territorial Bancorp, Inc	3,044
578	*	Texas Capital Bancshares, Inc	33,339
2,132		TFS Financial Corp	30,530
434	*	The Bancorp, Inc	3,728
199		Tompkins Trustco, Inc	8,772

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

396	e	TowneBank	$5,378
80		Tree.com, Inc	2,871
171	e	Trico Bancshares	3,868
296	*	Tristate Capital Holdings, Inc	2,685
1,974		Trustco Bank Corp NY	12,713
885		Trustmark Corp	20,386
493		UMB Financial Corp	26,893
2,456		Umpqua Holdings Corp	40,450
621		Union Bankshares Corp	14,345
1,404	e	United Bankshares, Inc	43,426
671		United Community Banks, Inc	11,045
707		United Financial Bancorp, Inc (New)	8,972
198		Univest Corp of Pennsylvania	3,713
23,831		US Bancorp	996,851
2,958	e	Valley National Bancorp	28,663
426		ViewPoint Financial Group	10,198
249	*	Walker & Dunlop, Inc	3,309
1,359		Washington Federal, Inc	27,669
138		Washington Trust Bancorp, Inc	4,553
98		Waterstone Financial, Inc	1,132
1,184		Webster Financial Corp	34,502
66,946		Wells Fargo & Co	3,472,489
352		WesBanco, Inc	10,768
189		West Bancorporation, Inc	2,671
398	e	Westamerica Bancorporation	18,515
1,012	*	Western Alliance Bancorp	24,187
1,094		Wilshire Bancorp, Inc	10,098
624		Wintrust Financial Corp	27,874
120		WSFS Financial Corp	8,593
277	*	Yadkin Financial Corp	5,030
2,581		Zions Bancorporation	75,004

		TOTAL BANKS	18,289,177

CAPITAL GOODS - 7.8%
9,181		3M Co	1,300,764
1,014		A.O. Smith Corp	47,942
1,251		Aaon, Inc	21,280
690		AAR Corp	16,663
654	*	Accuride Corp	2,479
385		Aceto Corp	7,438
956		Actuant Corp (Class A)	29,177
580		Acuity Brands, Inc	68,272
1,391	*	Aecom Technology Corp	46,946
466	*	Aegion Corp	10,368
288	*	Aerovironment, Inc	8,660
1,275		AGCO Corp	57,961
1,500		Air Lease Corp	48,750
892		Aircastle Ltd	14,593
78		Alamo Group, Inc	3,198
401		Albany International Corp (Class A)	13,650
1,314		Allegion plc	62,599
477		Alliant Techsystems, Inc	60,884
1,811		Allison Transmission Holdings, Inc	51,595
296		Altra Holdings, Inc	8,631
224	*	Ameresco, Inc	1,534
127	e	American Railcar Industries, Inc	9,388
105		American Science & Engineering, Inc	5,815
125	*	American Woodmark Corp	4,607
3,415		Ametek, Inc	171,467
390		Apogee Enterprises, Inc	15,522
560		Applied Industrial Technologies, Inc	25,564
250		Argan, Inc	8,345
656	*	Armstrong World Industries, Inc	36,736
1,769	*	ArvinMeritor, Inc	19,194
261		Astec Industries, Inc	9,519

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

210	*	Astronics Corp	$10,013
343		AZZ, Inc	14,327
1,648		Babcock & Wilcox Co	45,633
677		Barnes Group, Inc	20,547
1,469	*	BE Aerospace, Inc	123,308
752	*	Beacon Roofing Supply, Inc	19,161
570	*	Blount International, Inc	8,624
10,196		Boeing Co	1,298,766
600		Briggs & Stratton Corp	10,812
673	*	Builders FirstSource, Inc	3,668
232	*	CAI International, Inc	4,489
7,608	*,e	Capstone Turbine Corp	8,141
902		Carlisle Cos, Inc	72,503
8,774		Caterpillar, Inc	868,889
405	*,e	Chart Industries, Inc	24,758
1,410		Chicago Bridge & Iron Co NV	81,568
308		CIRCOR International, Inc	20,738
676		Clarcor, Inc	42,642
1,279	*	Colfax Corp	72,865
262		Columbus McKinnon Corp	5,761
409		Comfort Systems USA, Inc	5,542
876	*	Commercial Vehicle Group, Inc	5,414
157	*	Continental Building Products Inc	2,292
636		Crane Co	40,202
262		Cubic Corp	12,262
2,557		Cummins, Inc	337,473
654		Curtiss-Wright Corp	43,112
8,622		Danaher Corp	655,100
5,130	e	Deere & Co	420,609
979	*	DigitalGlobe, Inc	27,901
1,918		Donaldson Co, Inc	77,928
296		Douglas Dynamics, Inc	5,772
2,244		Dover Corp	180,261
139	*	Ducommun, Inc	3,810
174	*	DXP Enterprises, Inc	12,820
455	*	Dycom Industries, Inc	13,973
225		Dynamic Materials Corp	4,286
6,617		Eaton Corp	419,319
923		EMCOR Group, Inc	36,883
10,004		Emerson Electric Co	626,050
278		Encore Wire Corp	10,311
404	*,e	Energy Recovery, Inc	1,430
629		EnerSys	36,885
236	*	Engility Holdings, Inc	7,356
245	*,e	Enphase Energy, Inc	3,673
360	*	EnPro Industries, Inc	21,791
81	*,e	Erickson Air-Crane, Inc	1,052
317		ESCO Technologies, Inc	11,025
462	*	Esterline Technologies Corp	51,407
2,823		Exelis, Inc	46,692
4,102	e	Fastenal Co	184,180
743		Federal Signal Corp	9,837
1,842		Flowserve Corp	129,898
2,227		Fluor Corp	148,741
2,228		Fortune Brands Home & Security, Inc	91,593
1,454		Foster Wheeler AG.	45,975
640		Franklin Electric Co, Inc	22,234
165		Freightcar America, Inc	5,494
5,190	*,e	FuelCell Energy, Inc	10,847
505	*	Furmanite Corp	3,414
618		GATX Corp	36,073
794	*,e	GenCorp, Inc	12,680
1,052	e	Generac Holdings, Inc	42,648
640		General Cable Corp	9,651
4,288		General Dynamics Corp	544,962
140,388		General Electric Co	3,596,741

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

472	*	Gibraltar Industries, Inc	$6,462
278		Global Brass & Copper Holdings, Inc	4,078
199		Global Power Equipment Group, Inc	2,965
253		Gorman-Rupp Co	7,600
825		Graco, Inc	60,208
2,274	*,e	GrafTech International Ltd	10,415
128		Graham Corp	3,680
466		Granite Construction, Inc	14,823
670		Great Lakes Dredge & Dock Corp	4,141
370	e	Greenbrier Cos, Inc	27,151
686		Griffon Corp	7,814
410		H&E Equipment Services, Inc	16,515
1,086		Harsco Corp	23,251
1,423	*	HD Supply Holdings, Inc	38,791
892		Heico Corp	41,656
1,310	*	Hexcel Corp	52,007
856		Hillenbrand, Inc	26,442
11,064		Honeywell International, Inc	1,030,280
186		Houston Wire & Cable Co	2,228
794		Hubbell, Inc (Class B)	95,701
715		Huntington Ingalls	74,510
78		Hurco Cos, Inc	2,937
199		Hyster-Yale Materials Handling, Inc	14,252
1,088		IDEX Corp	78,739
646	*	II-VI, Inc	7,603
4,786		Illinois Tool Works, Inc	404,034
3,850		Ingersoll-Rand plc	216,986
225		Insteel Industries, Inc	4,626
1,230		ITT Corp	55,276
1,819	*	Jacobs Engineering Group, Inc	88,804
372		John Bean Technologies Corp	10,464
1,350		Joy Global, Inc	73,629
148		Kadant, Inc	5,779
380		Kaman Corp	14,934
2,250		KBR, Inc	42,367
1,135		Kennametal, Inc	46,887
424	*,e	KEYW Holding Corp	4,694
600	*	Kratos Defense & Security Solutions, Inc	3,936
1,227		L-3 Communications Holdings, Inc	145,915
220	*,e	Layne Christensen Co	2,136
111		LB Foster Co (Class A)	5,099
726		Lennox International, Inc	55,808
1,128		Lincoln Electric Holdings, Inc	77,984
391	e	Lindsay Manufacturing Co	29,227
101	*,e	LMI Aerospace, Inc	1,293
3,791		Lockheed Martin Corp	692,919
289		LSI Industries, Inc	1,754
201	*	Lydall, Inc	5,429
185	*	Manitex International, Inc	2,089
2,025		Manitowoc Co, Inc	47,486
4,783		Masco Corp	114,409
395	*	Masonite International Corp	21,875
844	*,e	Mastec, Inc	25,843
820	*	Middleby Corp	72,267
115		Miller Industries, Inc	1,943
595	*	Moog, Inc (Class A)	40,698
1,221	*	MRC Global, Inc	28,474
703		MSC Industrial Direct Co (Class A)	60,078
803		Mueller Industries, Inc	22,918
2,137		Mueller Water Products, Inc (Class A)	17,694
209	*	MYR Group, Inc	5,033
58	e	National Presto Industries, Inc	3,521
755	*,e	Navistar International Corp	24,847
446	*	NCI Building Systems, Inc	8,652
202		NN, Inc	5,397
100	*	Norcraft Cos, Inc	1,595

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

910		Nordson Corp	$69,224
184	*	Nortek, Inc	13,708
2,994		Northrop Grumman Corp	394,489
128	*	Northwest Pipe Co	4,365
1,463	*,e	NOW, Inc	44,490
786	*	Orbital Sciences Corp	21,851
434	*	Orion Marine Group, Inc	4,331
1,154		Oshkosh Truck Corp	50,949
1,580		Owens Corning, Inc	50,165
4,934		Paccar, Inc	280,621
1,472		Pall Corp	123,206
2,101		Parker Hannifin Corp	239,829
89	*	Patrick Industries, Inc	3,770
2,720		Pentair plc	178,133
702	*	Perini Corp	18,533
634	*	Pgt, Inc	5,909
368		Pike Electric Corp	4,376
1,986	*,e	Plug Power, Inc	9,116
127	*,e	Ply Gem Holdings, Inc	1,377
591	*,e	Polypore International, Inc	22,996
125		Powell Industries, Inc	5,108
139	*	Power Solutions International, Inc	9,591
163	*,e	PowerSecure International, Inc	1,562
2,072		Precision Castparts Corp	490,815
28		Preformed Line Products Co	1,477
509		Primoris Services Corp	13,662
318	*	Proto Labs, Inc	21,942
450		Quanex Building Products Corp	8,141
3,031	*	Quanta Services, Inc	109,995
460		Raven Industries, Inc	11,224
4,365		Raytheon Co	443,571
312		RBC Bearings, Inc	17,690
605		Regal-Beloit Corp	38,871
3,010	*,e	Revolution Lighting Technologies, Inc	5,057
1,140	*	Rexnord Corp	32,433
1,939		Rockwell Automation, Inc	213,057
1,852		Rockwell Collins, Inc	145,382
1,408		Roper Industries, Inc	205,976
626	*	Rush Enterprises, Inc (Class A)	20,940
33		SIFCO Industries, Inc	993
554		Simpson Manufacturing Co, Inc	16,149
808		Snap-On, Inc	97,833
655	*,e	SolarCity Corp	39,038
136	*	Sparton Corp	3,352
1,759	*	Spirit Aerosystems Holdings, Inc (Class A)	66,948
588		SPX Corp	55,231
231		Standex International Corp	17,126
2,199		Stanley Works	195,249
252	*	Sterling Construction Co, Inc	1,933
290	*	Stock Building Supply Holdings, Inc	4,556
279		Sun Hydraulics Corp	10,488
444	e	TAL International Group, Inc	18,315
723	*	Taser International, Inc	11,163
528	*	Teledyne Technologies, Inc	49,637
247		Tennant Co	16,571
1,653		Terex Corp	52,516
401	e	Textainer Group Holdings Ltd	12,479
3,916		Textron, Inc	140,937
267	*,e	The ExOne Company	5,578
428	*	Thermon Group Holdings	10,452
1,085		Timken Co	45,993
591	e	Titan International, Inc	6,986
282	*,e	Titan Machinery, Inc	3,663
852		Toro Co	50,464
741		TransDigm Group, Inc	136,589
477	*	Trex Co, Inc	16,490

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

609	*	Trimas Corp	$14,817
2,205		Trinity Industries, Inc	103,018
767		Triumph Group, Inc	49,893
100		Twin Disc, Inc	2,696
1,358	*	United Rentals, Inc	150,874
12,898		United Technologies Corp	1,362,029
261		Universal Forest Products, Inc	11,147
957		URS Corp	55,133
1,455	*	USG Corp	39,998
361	e	Valmont Industries, Inc	48,710
157	*	Vectrus, Inc	3,063
112	*	Veritiv Corp	5,607
200	*	Vicor Corp	1,880
880		W.W. Grainger, Inc	221,452
1,340	*	Wabash National Corp	17,849
766	*	WABCO Holdings, Inc	69,668
405		Watsco, Inc	34,903
382		Watts Water Technologies, Inc (Class A)	22,252
596	*,e	WESCO International, Inc	46,643
1,288		Westinghouse Air Brake Technologies Corp	104,380
880		Woodward Governor Co	41,906
147	*	Xerium Technologies, Inc	2,148
2,461		Xylem, Inc	87,341

		TOTAL CAPITAL GOODS	24,035,469

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
749		ABM Industries, Inc	19,242
611	e	Acacia Research (Acacia Technologies)	9,458
1,386	*	ACCO Brands Corp	9,563
335		Administaff, Inc	9,159
2,417	e	ADT Corp	85,707
491	*	Advisory Board Co	22,876
393		American Ecology Corp	18,377
412	*	ARC Document Solutions, Inc	3,337
97		Barrett Business Services, Inc	3,831
644		Brady Corp (Class A)	14,451
650		Brink’s Co	15,626
524	*	Casella Waste Systems, Inc (Class A)	2,017
557	*	CBIZ, Inc	4,384
189		CDI Corp	2,744
282	e	Ceco Environmental Corp	3,779
676	*,e	Cenveo, Inc	1,670
1,396		Cintas Corp	98,544
1,260		Civeo Corp	14,629
909	*	Clean Harbors, Inc	49,013
1,769	*	Copart, Inc	55,396
451		Corporate Executive Board Co	27,092
1,921		Corrections Corp of America	66,006
1,448		Covanta Holding Corp	30,727
167	*	CRA International, Inc	4,247
749		Deluxe Corp	41,315
497		Dun & Bradstreet Corp	58,383
351		Ennis, Inc	4,623
1,650		Equifax, Inc	123,321
172		Exponent, Inc	12,191
148	*	Franklin Covey Co	2,899
571	*	FTI Consulting, Inc	19,962
268		G & K Services, Inc (Class A)	14,842
191	*	GP Strategies Corp	5,486
943		Healthcare Services Group	26,979
200		Heidrick & Struggles International, Inc	4,108
130	*	Heritage-Crystal Clean, Inc	1,932
842		Herman Miller, Inc	25,134
315	*	Hill International, Inc	1,260
567		HNI Corp	20,406

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

306	*	Huron Consulting Group, Inc	$18,657
261	*	ICF International, Inc	8,036
2,113	*	ICO Global Communications Holdings Ltd	2,831
960	*	IHS, Inc (Class A)	120,182
491	*	Innerworkings, Inc	3,972
897		Interface, Inc	14,478
2,278		Iron Mountain, Inc	74,377
1,926		KAR Auction Services, Inc	55,141
367		Kelly Services, Inc (Class A)	5,751
366		Kforce, Inc	7,163
460		Kimball International, Inc (Class B)	6,923
669		Knoll, Inc	11,580
641	*	Korn/Ferry International	15,961
1,068		Manpower, Inc	74,867
347		McGrath RentCorp	11,867
220	*	Mistras Group, Inc	4,488
627		Mobile Mini, Inc	21,926
396		MSA Safety, Inc	19,562
167		Multi-Color Corp	7,595
631	*	Navigant Consulting, Inc	8,777
3,961		Nielsen Holdings NV	175,591
113		NL Industries, Inc	832
725	*	On Assignment, Inc	19,466
110	*,e	Paylocity Holding Corp	2,161
295	*	Performant Financial Corp	2,384
2,976		Pitney Bowes, Inc	74,370
313		Quad	6,025
2,519		R.R. Donnelley & Sons Co	41,463
3,741		Republic Services, Inc	145,974
514		Resources Connection, Inc	7,165
1,877		Robert Half International, Inc	91,973
892		Rollins, Inc	26,118
711	*	RPX Corp	9,762
189	*	SP Plus Corp	3,583
1,106		Steelcase, Inc (Class A)	17,906
1,190	*	Stericycle, Inc	138,706
294	*	Team, Inc	11,146
1,018		Tetra Tech, Inc	25,430
873		Towers Watson & Co	86,863
183	*	TriNet Group, Inc	4,712
550	*	TrueBlue, Inc	13,893
6,508		Tyco International Ltd	290,062
202		Unifirst Corp	19,511
528		United Stationers, Inc	19,837
2,442	*	Verisk Analytics, Inc	148,693
263		Viad Corp	5,431
48		VSE Corp	2,353
468	*	WageWorks, Inc	21,308
1,747		Waste Connections, Inc	84,764
6,201		Waste Management, Inc	294,734
866		West Corp	25,512

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,246,578

CONSUMER DURABLES & APPAREL - 1.5%
148		Arctic Cat, Inc	5,153
641	*	Beazer Homes USA, Inc	10,756
271	*,e	Black Diamond, Inc	2,049
1,238		Brunswick Corp	52,169
806		Callaway Golf Co	5,835
720		Carter’s, Inc	55,814
119	*	Cavco Industries, Inc	8,092
3,854		Coach, Inc	137,241
492	e	Columbia Sportswear Co	17,604
1,231	*	CROCS, Inc	15,486
125		CSS Industries, Inc	3,031

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

110		Culp, Inc	$1,996
474	*	Deckers Outdoor Corp	46,063
201	*	Dixie Group, Inc	1,743
4,675		DR Horton, Inc	95,931
279	e	Ethan Allen Interiors, Inc	6,361
60		Flexsteel Industries, Inc	2,024
625	*	Fossil Group, Inc	58,688
1,834	*,e	Garmin Ltd	95,350
314	*	G-III Apparel Group Ltd	26,018
259	*	GoPro, Inc	24,268
1,336		Hanesbrands, Inc	143,540
966		Harman International Industries, Inc	94,707
1,546		Hasbro, Inc	85,022
481	*	Helen of Troy Ltd	25,262
2,741	*,e	Hovnanian Enterprises, Inc (Class A)	10,059
753	*	Iconix Brand Group, Inc	27,816
115	*	Installed Building Products Inc	1,616
429	*,e	iRobot Corp	13,063
257	*,e	Jakks Pacific, Inc	1,825
1,721	*	Jarden Corp	103,449
1,674	*	Kate Spade & Co	43,909
1,135	e	KB Home	16,957
702		La-Z-Boy, Inc	13,893
636	*	Leapfrog Enterprises, Inc	3,810
1,876		Leggett & Platt, Inc	65,510
2,552		Lennar Corp (Class A)	99,094
192	*	LGI Homes, Inc	3,525
193	*	Libbey, Inc	5,068
112		Lifetime Brands, Inc	1,715
385	*	M/I Homes, Inc	7,631
4,714		Mattel, Inc	144,484
524	e	MDC Holdings, Inc	13,268
525	*	Meritage Homes Corp	18,638
2,836	*	Michael Kors Holdings Ltd	202,462
852	*	Mohawk Industries, Inc	114,867
200		Movado Group, Inc	6,612
66		Nacco Industries, Inc (Class A)	3,282
398	*	Nautilus, Inc	4,764
112	*	New Home Co Inc	1,512
3,712		Newell Rubbermaid, Inc	127,730
9,841		Nike, Inc (Class B)	877,817
64	*	NVR, Inc	72,321
200		Oxford Industries, Inc	12,198
161		Perry Ellis International, Inc	3,276
1,159		Phillips-Van Heusen Corp	140,413
929		Polaris Industries, Inc	139,155
672		Pool Corp	36,234
5,424		Pulte Homes, Inc	95,788
2,135	*,e	Quiksilver, Inc	3,672
828		Ralph Lauren Corp	136,396
790		Ryland Group, Inc	26,260
45	*,e	Sequential Brands Group, Inc	563
522	*	Skechers U.S.A., Inc (Class A)	27,828
208	*	Skullcandy, Inc	1,620
1,151	*,e	Smith & Wesson Holding Corp	10,865
1,997	*	Standard-Pacific Corp	14,958
798	*	Steven Madden Ltd	25,720
272	e	Sturm Ruger & Co, Inc	13,244
767	*	Taylor Morrison Home Corp	12,441
899	*	Tempur-Pedic International, Inc	50,497
2,384	*	Toll Brothers, Inc	74,285
2,065	*	TRI Pointe Homes, Inc	26,721
647	*	Tumi Holdings, Inc	13,166
748		Tupperware Corp	51,642
105	*	UCP, Inc (Class A)	1,255
2,420	*	Under Armour, Inc (Class A)	167,222

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

226	*	Unifi, Inc	$5,853
213	*	Universal Electronics, Inc	10,516
246	*,e	Vera Bradley, Inc	5,087
4,833		VF Corp	319,123
315	*	Vince Holding Corp	9,532
157	*	WCI Communities, Inc	2,895
219		Weyco Group, Inc	5,499
1,097		Whirlpool Corp	159,778
428	*	William Lyon Homes, Inc	9,459
1,589		Wolverine World Wide, Inc	39,820

		TOTAL CONSUMER DURABLES & APPAREL	4,679,881

CONSUMER SERVICES - 2.1%
138	*,e	2U, Inc	2,151
224	*	American Public Education, Inc	6,046
1,296	*	Apollo Group, Inc (Class A)	32,594
625		ARAMARK Holdings Corp	16,437
159	*	Ascent Media Corp (Series A)	9,572
527	*	Bally Technologies, Inc	42,529
1,433	*	Belmond Ltd.	16,709
298	*	BJ’s Restaurants, Inc	10,725
912	*	Bloomin’ Brands, Inc	16,726
331		Bob Evans Farms, Inc	15,670
1,534	*	Boyd Gaming Corp	15,585
246	*	Bravo Brio Restaurant Group, Inc	3,191
192	*	Bridgepoint Education, Inc	2,143
412	*	Bright Horizons Family Solutions	17,329
871		Brinker International, Inc	44,238
246	*	Buffalo Wild Wings, Inc	33,030
1,316		Burger King Worldwide, Inc	39,033
1,110	*,e	Caesars Acquisition Co	10,512
688	*,e	Caesars Entertainment Corp	8,655
164		Capella Education Co	10,266
2,037	*	Career Education Corp	10,348
5,915		Carnival Corp	237,606
200		Carriage Services, Inc	3,466
358	*	Carrols Restaurant Group, Inc	2,545
316		CBRL Group, Inc	32,608
670		Cheesecake Factory	30,485
988	*,e	Chegg, Inc	6,165
451	*	Chipotle Mexican Grill, Inc (Class A)	300,632
591		Choice Hotels International, Inc	30,732
246		Churchill Downs, Inc	23,985
215	*	Chuy’s Holdings, Inc	6,749
294		ClubCorp Holdings, Inc	5,830
92		Collectors Universe	2,024
1,775	e	Darden Restaurants, Inc	91,341
250	*	Del Frisco’s Restaurant Group, Inc	4,785
1,168	*	Denny’s Corp	8,211
854		DeVry, Inc	36,560
475	*	Diamond Resorts International, Inc	10,811
223		DineEquity, Inc	18,195
828		Domino’s Pizza, Inc	63,723
1,398		Dunkin Brands Group, Inc	62,658
519	*,e	Education Management Corp	566
366	*	Fiesta Restaurant Group, Inc	18,183
63		Graham Holdings Co	44,074
626	*	Grand Canyon Education, Inc	25,522
3,825		H&R Block, Inc	118,613
1,815	*	Hilton Worldwide Holdings, Inc	44,703
1,462	*	Houghton Mifflin Harcourt Co	28,421
587	*	Hyatt Hotels Corp	35,525
80	*,e	Ignite Restaurant Group, Inc	480
3,313		International Game Technology	55,890
373		International Speedway Corp (Class A)	11,802

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

474		Interval Leisure Group, Inc	$9,030
180	*	Intrawest Resorts Holdings Inc	1,741
1,031	*	Isle of Capri Casinos, Inc	7,733
537		Jack in the Box, Inc	36,618
147	*	Jamba, Inc	2,090
461	*,e	K12, Inc	7,358
865	*	Krispy Kreme Doughnuts, Inc	14,843
594	*	La Quinta Holdings, Inc	11,280
5,271		Las Vegas Sands Corp	327,909
51	*	Liberty Tax, Inc	1,647
545	*	Life Time Fitness, Inc	27,490
1,136	*,e	LifeLock, Inc	16,233
200		Marcus Corp	3,160
3,054		Marriott International, Inc (Class A)	213,475
483	*	Marriott Vacations Worldwide Corp	30,627
398		Matthews International Corp (Class A)	17,468
13,872		McDonald’s Corp	1,315,204
5,251	*	MGM Mirage	119,618
200	*	Monarch Casino & Resort, Inc	2,382
510	*	Morgans Hotel Group Co	4,116
322	*	Multimedia Games, Inc	11,595
30	*	Nathan’s Famous, Inc	2,031
120	*,e	Noodles & Co	2,303
1,337	*	Norwegian Cruise Line Holdings Ltd	48,159
419	*,e	Panera Bread Co (Class A)	68,180
411		Papa John’s International, Inc	16,436
1,054	*	Penn National Gaming, Inc	11,815
1,029	*	Pinnacle Entertainment, Inc	25,818
306	*	Popeyes Louisiana Kitchen, Inc	12,393
175	*,e	Potbelly Corp	2,041
170	*	Red Robin Gourmet Burgers, Inc	9,673
674		Regis Corp	10,757
2,393		Royal Caribbean Cruises Ltd	161,025
779	*	Ruby Tuesday, Inc	4,588
473		Ruth’s Chris Steak House, Inc	5,222
416	*,e	Scientific Games Corp (Class A)	4,480
956		SeaWorld Entertainment, Inc	18,384
2,864		Service Corp International	60,545
374	*	ServiceMaster Global Holdings, Inc	9,051
926		Six Flags Entertainment Corp	31,845
729	*	Sonic Corp	16,300
897		Sotheby’s (Class A)	32,041
164		Speedway Motorsports, Inc	2,798
10,677		Starbucks Corp	805,686
2,709		Starwood Hotels & Resorts Worldwide, Inc	225,416
22	*	Steak N Shake Co	7,475
185	*	Steiner Leisure Ltd	6,954
149	*	Strayer Education, Inc	8,922
823		Texas Roadhouse, Inc (Class A)	22,912
228		Universal Technical Institute, Inc	2,132
514		Vail Resorts, Inc	44,595
541	e	Weight Watchers International, Inc	14,845
3,688		Wendy’s	30,463
1,708		Wyndham Worldwide Corp	138,792
1,127		Wynn Resorts Ltd	210,839
6,138		Yum! Brands, Inc	441,813
78	*,e	Zoe’s Kitchen, Inc	2,399

		TOTAL CONSUMER SERVICES	6,427,124

DIVERSIFIED FINANCIALS - 4.1%
552	*	Actua Corp	8,843
747	*	Affiliated Managers Group, Inc	149,669
3,867	*	Ally Financial, Inc	89,482
12,791		American Express Co	1,119,724
2,664		Ameriprise Financial, Inc	328,684

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

368		Artisan Partners Asset Management, Inc	$19,154
15,781		Bank of New York Mellon Corp	611,198
2,417		BGC Partners, Inc (Class A)	17,958
1,811		BlackRock, Inc	594,588
200		Calamos Asset Management, Inc (Class A)	2,254
7,832		Capital One Financial Corp	639,248
400		Cash America International, Inc	17,520
1,294		CBOE Holdings, Inc	69,261
15,767		Charles Schwab Corp	463,392
4,647		CME Group, Inc	371,551
260	e	Cohen & Steers, Inc	9,994
265	*	Consumer Portfolio Services, Inc	1,699
1,548	*	Cowen Group, Inc	5,805
98	*	Credit Acceptance Corp	12,355
38		Diamond Hill Investment Group, Inc	4,676
6,602		Discover Financial Services	425,103
3,871	*	E*Trade Financial Corp	87,446
1,765		Eaton Vance Corp	66,593
345	*,e	Encore Capital Group, Inc	15,287
444		Evercore Partners, Inc (Class A)	20,868
690	*	Ezcorp, Inc (Class A)	6,838
163	*	FBR & Co	4,486
1,318	e	Federated Investors, Inc (Class B)	38,696
690	e	Financial Engines, Inc	23,608
388	*	First Cash Financial Services, Inc	21,720
1,222	*	FNFV Group	16,815
5,563		Franklin Resources, Inc	303,795
208	e	Friedman Billings Ramsey Group, Inc (Class A)	5,285
611	e	FXCM, Inc	9,684
310		Gain Capital Holdings, Inc	1,975
86		GAMCO Investors, Inc (Class A)	6,084
704		GFI Group, Inc	3,809
6,188		Goldman Sachs Group, Inc	1,135,931
418	*	Green Dot Corp	8,837
379	e	Greenhill & Co, Inc	17,620
440		HFF, Inc (Class A)	12,738
724		Interactive Brokers Group, Inc (Class A)	18,064
1,615		IntercontinentalExchange Group, Inc	315,006
153	*	International Assets Holding Corp	2,650
6,020		Invesco Ltd	237,670
524	*	Investment Technology Group, Inc	8,258
14,223		iShares Russell 3000 Index Fund	1,661,104
2,141	e	Janus Capital Group, Inc	31,130
158	*	JG Wentworth Co	1,948
767	*	KCG Holdings, Inc	7,770
1,144	*,e	Ladenburg Thalmann Financial Services, Inc	4,851
1,657		Lazard Ltd (Class A)	84,010
1,461		Legg Mason, Inc	74,745
5,205		Leucadia National Corp	124,087
1,173		LPL Financial Holdings, Inc	54,017
175		Manning & Napier, Inc	2,938
107	*	Marcus & Millichap, Inc	3,238
506		MarketAxess Holdings, Inc	31,301
102		Marlin Business Services Corp	1,869
3,821		McGraw-Hill Financial, Inc	322,683
99	e	Moelis & Co	3,381
2,682		Moody’s Corp	253,449
21,464		Morgan Stanley	742,010
1,580	*	MSCI, Inc (Class A)	74,292
1,567		NASDAQ OMX Group, Inc	66,472
6,009		Navient Corp	106,419
279		Nelnet, Inc (Class A)	12,022
341	*	NewStar Financial, Inc	3,833
120		Nicholas Financial, Inc	1,391
3,439		Northern Trust Corp	233,955
2,454	*	NorthStar Asset Management Group, Inc	45,203

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

116		Oppenheimer Holdings, Inc	$2,349
717	*	PHH Corp	16,032
272	*	Pico Holdings, Inc	5,426
236	*	Piper Jaffray Cos	12,329
666	*	Portfolio Recovery Associates, Inc	34,785
90		Pzena Investment Management, Inc (Class A)	859
1,719		Raymond James Financial, Inc	92,104
269		RCS Capital Corp (Class A)	6,058
143	*	Regional Management Corp	2,567
150		Resource America, Inc (Class A)	1,396
219	*	Safeguard Scientifics, Inc	4,030
1,164		Santander Consumer USA Holdings, Inc	20,731
1,985		SEI Investments Co	71,778
6,344		SLM Corp	54,305
332	*,e	Springleaf Holdings, Inc	10,601
6,051		State Street Corp	445,414
878	*	Stifel Financial Corp	41,169
289	*,e	SWS Group, Inc	1,991
1,149	*	Synchrony Financial	28,208
3,694		T Rowe Price Group, Inc	289,610
3,896		TD Ameritrade Holding Corp	130,010
95		Virtus Investment Partners, Inc	16,501
2,015		Voya Financial, Inc	78,787
1,207		Waddell & Reed Financial, Inc (Class A)	62,390
743	*,e	Walter Investment Management Corp	16,309
61		Westwood Holdings Group, Inc	3,458
1,867	*,e	WisdomTree Investments, Inc	21,246
124	*,e	World Acceptance Corp	8,370

		TOTAL DIVERSIFIED FINANCIALS	12,778,852

ENERGY - 8.8%
1,818	*	Abraxas Petroleum Corp	9,599
30		Adams Resources & Energy, Inc	1,329
351		Alon USA Energy, Inc	5,040
2,552	*,e	Alpha Natural Resources, Inc	6,329
1,394	*	American Eagle Energy Corp	5,674
1,963	*,e	Amyris Biotechnologies, Inc	7,440
7,071		Anadarko Petroleum Corp	717,282
685	*	Antero Resources Corp	37,600
5,439		Apache Corp	510,559
180	*	APCO Argentina, Inc	2,320
833	*,e	Approach Resources, Inc	12,078
4,482	e	Arch Coal, Inc	9,502
242	e	Ardmore Shipping Corp	2,638
687	*	Athlon Energy, Inc	40,004
929	*	Atwood Oceanics, Inc	40,588
6,029		Baker Hughes, Inc	392,247
612	*	Basic Energy Services, Inc	13,274
901	*,e	Bill Barrett Corp	19,858
517	*	Bonanza Creek Energy, Inc	29,417
2,702	*,e	BPZ Energy, Inc	5,161
562		Bristow Group, Inc	37,766
800	*	C&J Energy Services, Inc	24,440
5,810		Cabot Oil & Gas Corp	189,929
1,042	*	Callon Petroleum Co	9,180
2,876	*	Cameron International Corp	190,909
265	e	CARBO Ceramics, Inc	15,696
610	*	Carrizo Oil & Gas, Inc	32,830
450	*,e	CHC Group Ltd	2,520
3,351	*	Cheniere Energy, Inc	268,181
7,327		Chesapeake Energy Corp	168,448
26,616		Chevron Corp	3,175,821
1,183		Cimarex Energy Co	149,685
90	*	Clayton Williams Energy, Inc	8,681
941	*,e	Clean Energy Fuels Corp	7,340

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

817	*	Cloud Peak Energy, Inc	$10,311
5,120	*	Cobalt International Energy, Inc	69,632
870		Comstock Resources, Inc	16,199
1,567	*	Concho Resources, Inc	196,486
17,092		ConocoPhillips	1,307,880
3,134		Consol Energy, Inc	118,653
368		Contango Oil & Gas Co	12,232
1,120	*,e	Continental Resources, Inc	74,458
212	e	CVR Energy, Inc	9,483
132		Dawson Geophysical Co	2,400
790		Delek US Holdings, Inc	26,165
5,212		Denbury Resources, Inc	78,336
5,565	*	Devon Energy Corp	379,422
889		DHT Holdings, Inc	5,476
904	e	Diamond Offshore Drilling, Inc	30,980
578	*	Diamondback Energy, Inc	43,223
98	*	Dorian LPG Ltd	1,746
1,023	*	Dresser-Rand Group, Inc	84,152
548	*	Dril-Quip, Inc	48,991
1,061	*,e	Emerald Oil, Inc	6,525
1,009		Energen Corp	72,890
906	e	Energy XXI Bermuda Ltd	10,283
7,660		EOG Resources, Inc	758,493
443	*,e	EP Energy Corp	7,744
2,071		EQT Corp	189,579
272	*	Era Group, Inc	5,916
468		Evolution Petroleum Corp	4,296
1,517	e	EXCO Resources, Inc	5,067
747		Exterran Holdings, Inc	33,100
60,110	d	Exxon Mobil Corp	5,653,346
3,313	*	FMC Technologies, Inc	179,929
1,851	*,e	Forest Oil Corp	2,166
782	*	Forum Energy Technologies, Inc	23,937
467	e	Frank’s International NV	8,733
2,777	*,e	Frontline Ltd	3,499
2,423	*,e	FX Energy, Inc	7,366
493		GasLog Ltd	10,851
391	*,e	Gastar Exploration, Inc	2,295
310	*	Geospace Technologies Corp	10,897
163	*,e	Glori Energy, Inc	1,288
710		Golar LNG Ltd	47,144
555	*,e	Goodrich Petroleum Corp	8,225
569		Green Plains Renewable Energy, Inc	21,275
190		Gulf Island Fabrication, Inc	3,268
359		Gulfmark Offshore, Inc	11,255
1,251	*	Gulfport Energy Corp	66,803
4,307	*,e	Halcon Resources Corp	17,056
649		Hallador Petroleum Co	7,684
11,818		Halliburton Co	762,379
1,416	*	Helix Energy Solutions Group, Inc	31,237
1,306		Helmerich & Payne, Inc	127,818
2,303	*,e	Hercules Offshore, Inc	5,067
3,788		Hess Corp	357,284
2,837		Holly Corp	123,920
615	*	Hornbeck Offshore Services, Inc	20,129
1,960	*	ION Geophysical Corp	5,468
13	*,e	Isramco, Inc	1,588
150	*	Jones Energy, Inc (Class A)	2,817
2,420	*	Key Energy Services, Inc	11,713
9,215	e	Kinder Morgan, Inc	353,303
4,114	*	Kodiak Oil & Gas Corp	55,827
1,636	*	Kosmos Energy LLC	16,295
1,041	*	Laredo Petroleum Holdings, Inc	23,329
3,396	*,e	Magnum Hunter Resources Corp	18,916
9,402		Marathon Oil Corp	353,421
3,560		Marathon Petroleum Corp	301,425

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,143	*	Matador Resources Co	$29,547
383	*	Matrix Service Co	9,238
3,187	*,e	McDermott International, Inc	18,230
467	*	Memorial Resource Development Corp	12,660
783	*,e	Midstates Petroleum Co, Inc	3,954
883	*,e	Miller Petroleum, Inc	3,885
120	*	Mitcham Industries, Inc	1,326
2,463		Murphy Oil Corp	140,169
4,216		Nabors Industries Ltd	95,956
5,871		National Oilwell Varco, Inc	446,783
180	*	Natural Gas Services Group, Inc	4,333
764		Navios Maritime Acq Corp	2,070
1,985	*	Newfield Exploration Co	73,584
1,616	*	Newpark Resources, Inc	20,103
5,090		Noble Energy, Inc	347,952
430		Nordic American Offshore Ltd	7,577
1,193	e	Nordic American Tanker Shipping	9,484
1,478	e	North Atlantic Drilling Ltd	9,843
911	*,e	Northern Oil And Gas, Inc	12,954
498	*,e	Nuverra Environmental Solutions, Inc	7,346
1,482	*	Oasis Petroleum, Inc	61,962
10,940		Occidental Petroleum Corp	1,051,881
1,449		Oceaneering International, Inc	94,431
724	*	Oil States International, Inc	44,816
2,933		Oneok, Inc	192,258
302	*,e	Pacific Ethanol, Inc	4,216
85		Panhandle Oil and Gas, Inc (Class A)	5,075
2,539	*	Parker Drilling Co	12,543
671	*	Parsley Energy, Inc	14,312
1,923		Patterson-UTI Energy, Inc	62,555
1,166		PBF Energy, Inc	27,984
540	*	PDC Energy, Inc	27,157
3,699		Peabody Energy Corp	45,794
998	*	Penn Virginia Corp	12,685
815	*	Petroquest Energy, Inc	4,580
149	*	PHI, Inc	6,131
7,982		Phillips 66	649,016
1,182	*	Pioneer Energy Services Corp	16,572
2,016		Pioneer Natural Resources Co	397,092
1,436	*,e	Profire Energy, Inc	5,959
2,504		Questar Market Resources, Inc	77,073
4,011	*,e	Quicksilver Resources, Inc	2,418
2,236		Range Resources Corp	151,623
901	*	Renewable Energy Group, Inc	9,145
1,056	*,e	Resolute Energy Corp	6,621
727	*	Rex Energy Corp	9,211
92	*	Rex Stores Corp	6,705
739	*	Rice Energy, Inc	19,657
159	*	RigNet, Inc	6,432
250	*,e	Ring Energy, Inc	3,685
851	*	Rosetta Resources, Inc	37,921
1,813		Rowan Cos plc	45,887
849		RPC, Inc	18,644
312	*	RSP Permian, Inc	7,975
717	*,e	Sanchez Energy Corp	18,828
7,671	*,e	SandRidge Energy, Inc	32,909
18,107		Schlumberger Ltd	1,841,301
2,658		Scorpio Tankers, Inc	22,088
346		SEACOR Holdings, Inc	25,881
4,990	e	Seadrill Ltd	133,532
572		SemGroup Corp	47,630
504	*	Seventy Seven Energy, Inc	11,965
793	e	Ship Finance International Ltd	13,418
1,127	*,e	Solazyme, Inc	8,407
4,847	*	Southwestern Energy Co	169,403
9,335		Spectra Energy Corp	366,492

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

900		St. Mary Land & Exploration Co	$70,200
693	*	Stone Energy Corp	21,732
2,173		Superior Energy Services	71,427
652	*,e	Swift Energy Co	6,259
1,246	*	Synergy Resources Corp	15,189
530		Targa Resources Investments, Inc	72,170
610		Teekay Corp	40,480
2,206	e	Teekay Tankers Ltd (Class A)	8,228
465		Tesco Corp	9,230
1,747		Tesoro Corp	106,532
1,059	*	Tetra Technologies, Inc	11,458
645		Tidewater, Inc	25,174
304	*	TransAtlantic Petroleum Ltd	2,733
1,272	*,e	Triangle Petroleum Corp	14,005
2,216	*,e	Ultra Petroleum Corp	51,544
665	*	Unit Corp	39,002
1,262	*	Vaalco Energy, Inc	10,727
7,444		Valero Energy Corp	344,434
5,788	*,e	Vantage Drilling Co	7,351
158	*,e	Vertex Energy, Inc	1,100
467		W&T Offshore, Inc	5,137
1,981	*	Warren Resources, Inc	10,499
714		Western Refining, Inc	29,981
179	*	Westmoreland Coal Co	6,696
1,675	*	Whiting Petroleum Corp	129,896
1,032	*	Willbros Group, Inc	8,597
10,466		Williams Cos, Inc	579,293
997		World Fuel Services Corp	39,800
2,822	*	WPX Energy, Inc	67,897

		TOTAL ENERGY	27,314,071

FOOD & STAPLES RETAILING - 1.9%
418		Andersons, Inc	26,284
546		Casey’s General Stores, Inc	39,148
300	*,e	Chefs’ Warehouse Holdings, Inc	4,878
6,107		Costco Wholesale Corp	765,329
16,504		CVS Corp	1,313,554
205	*,e	Fairway Group Holdings Corp	767
538	*,e	Fresh Market, Inc	18,792
100		Ingles Markets, Inc (Class A)	2,369
7,186		Kroger Co	373,672
423	e	Liberator Medical Holdings, Inc	1,324
95	*,e	Natural Grocers by Vitamin C	1,547
248	*	Pantry, Inc	5,017
278		Pricesmart, Inc	23,808
13,929	*	Rite Aid Corp	67,416
371	e	Roundy’s, Inc	1,109
3,192		Safeway, Inc	109,486
506		Spartan Stores, Inc	9,842
1,280	*,e	Sprouts Farmers Market, Inc	37,210
2,809	*	Supervalu, Inc	25,112
8,127		Sysco Corp	308,420
759	*	United Natural Foods, Inc	46,648
77		Village Super Market (Class A)	1,754
13,243		Walgreen Co	784,913
22,438		Wal-Mart Stores, Inc	1,715,834
148		Weis Markets, Inc	5,776
5,105		Whole Foods Market, Inc	194,551

		TOTAL FOOD & STAPLES RETAILING	5,884,560

FOOD, BEVERAGE & TOBACCO - 4.5%
398	*	22nd Century Group, Inc	1,003
100		Alico, Inc	3,810
1,182	*	Alliance One International, Inc	2,329
27,786		Altria Group, Inc	1,276,489

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

228	*	Annie’s, Inc	$10,465
8,872		Archer Daniels Midland Co	453,359
743		B&G Foods, Inc (Class A)	20,470
117	*,e	Boston Beer Co, Inc (Class A)	25,946
817	*	Boulder Brands, Inc	11,136
2,142		Brown-Forman Corp (Class B)	193,251
2,123		Bunge Ltd	178,820
271		Calavo Growers, Inc	12,233
280		Cal-Maine Foods, Inc	25,012
2,303		Campbell Soup Co	98,407
536	*	Chiquita Brands International, Inc	7,611
62		Coca-Cola Bottling Co Consolidated	4,627
55,621		Coca-Cola Co	2,372,792
3,432		Coca-Cola Enterprises, Inc	152,244
5,850		ConAgra Foods, Inc	193,284
2,233	*	Constellation Brands, Inc (Class A)	194,628
2,248	*	Darling International, Inc	41,183
1,254	e	Dean Foods Co	16,615
262	*	Diamond Foods, Inc	7,496
2,779		Dr Pepper Snapple Group, Inc	178,717
200	*	Farmer Bros Co	5,790
2,611		Flowers Foods, Inc	47,938
559		Fresh Del Monte Produce, Inc	17,832
8,538		General Mills, Inc	430,742
739	*	Hain Celestial Group, Inc	75,637
2,077		Hershey Co	198,208
1,917		Hormel Foods Corp	98,515
1,101		Ingredion, Inc	83,445
170	*	Inventure Foods, Inc	2,203
209		J&J Snack Foods Corp	19,554
1,465		J.M. Smucker Co	145,020
100		John B. Sanfilippo & Son, Inc	3,236
3,626		Kellogg Co	223,362
2,012		Keurig Green Mountain, Inc	261,822
8,280		Kraft Foods Group, Inc	466,992
259		Lancaster Colony Corp	22,088
689		Lance, Inc	18,259
150		Limoneira Co	3,553
5,073		Lorillard, Inc	303,923
1,877		McCormick & Co, Inc	125,571
2,807		Mead Johnson Nutrition Co	270,090
1,834		Molson Coors Brewing Co (Class B)	136,523
23,705		Mondelez International, Inc	812,252
2,007	*	Monster Beverage Corp	183,982
129		National Beverage Corp	2,515
245	*	Omega Protein Corp	3,062
21,306		PepsiCo, Inc	1,983,375
22,009		Philip Morris International, Inc	1,835,551
849	*	Pilgrim’s Pride Corp	25,945
918		Pinnacle Foods, Inc	29,973
582	*	Post Holdings, Inc	19,311
4,299		Reynolds American, Inc	253,641
320	e	Sanderson Farms, Inc	28,144
4		Seaboard Corp	10,700
134	*	Seneca Foods Corp	3,832
215	*,e	Synutra International, Inc	974
339	e	Tootsie Roll Industries, Inc	9,489
590	*	TreeHouse Foods, Inc	47,495
3,799	*	Tyson Foods, Inc (Class A)	149,567
419	e	Universal Corp	18,599
1,131	e	Vector Group Ltd	25,082
2,520	*	WhiteWave Foods Co (Class A)	91,552

		TOTAL FOOD, BEVERAGE & TOBACCO	13,977,271

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
301	e	Abaxis, Inc	$15,264
20,988		Abbott Laboratories	872,891
536	*,e	Abiomed, Inc	13,309
630	*	Acadia Healthcare Co, Inc	30,555
1,030	*,e	Accuray, Inc	7,478
85	*	Addus HomeCare Corp	1,666
5,036		Aetna, Inc	407,916
601		Air Methods Corp	33,386
1,095	*	Align Technology, Inc	56,590
67	*	Alliance HealthCare Services, Inc	1,515
2,366	*	Allscripts Healthcare Solutions, Inc	31,740
72		Almost Family, Inc	1,956
341	*	Amedisys, Inc	6,878
3,161		AmerisourceBergen Corp	244,345
602	*	AMN Healthcare Services, Inc	9,451
593	*	Amsurg Corp	29,680
150		Analogic Corp	9,594
275	*	Angiodynamics, Inc	3,773
188	*	Anika Therapeutics, Inc	6,892
2,094	*,e	Antares Pharma, Inc	3,832
507	*,e	athenahealth, Inc	66,767
368	*	AtriCure, Inc	5,417
29		Atrion Corp	8,845
1,058		Bard (C.R.), Inc	150,987
7,555		Baxter International, Inc	542,222
2,722		Becton Dickinson & Co	309,791
412	*,e	Bio-Reference Labs, Inc	11,561
918	*,e	BioScrip, Inc	6,343
354	*	BioTelemetry, Inc	2,375
18,605	*	Boston Scientific Corp	219,725
2,179	*	Brookdale Senior Living, Inc	70,207
484		Cantel Medical Corp	16,640
442	*	Capital Senior Living Corp	9,384
4,761		Cardinal Health, Inc	356,694
371	*	Cardiovascular Systems, Inc	8,767
2,866	*	CareFusion Corp	129,686
174	*	Castlight Health, Inc	2,252
2,911	*	Catamaran Corp	122,699
774	*	Centene Corp	64,018
4,209	*	Cerner Corp	250,730
973	*,e	Cerus Corp	3,902
246	e	Chemed Corp	25,313
3,764		Cigna Corp	341,357
1,664		Community Health Systems, Inc	91,171
168		Computer Programs & Systems, Inc	9,658
397		Conmed Corp	14,625
680		Cooper Cos, Inc	105,910
180	*	Corvel Corp	6,129
6,298		Covidien plc	544,840
296	*	Cross Country Healthcare, Inc	2,750
377		CryoLife, Inc	3,721
360	*	Cyberonics, Inc	18,418
141	*	Cynosure, Inc (Class A)	2,961
2,552	*	DaVita, Inc	186,653
2,151		Dentsply International, Inc	98,086
120	*,e	Derma Sciences, Inc	1,000
1,033	*	DexCom, Inc	41,310
1,452	*	Edwards Lifesciences Corp	148,322
859	*	Endologix, Inc	9,105
270		Ensign Group, Inc	9,396
1,088	*	Envision Healthcare Holdings, Inc	37,732
131	*	Exactech, Inc	2,999
465	*	ExamWorks Group, Inc	15,229
10,927	*	Express Scripts Holding Co	771,774
374	*	Five Star Quality Care, Inc	1,410

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

665	*	GenMark Diagnostics, Inc	$5,965
456	*	Gentiva Health Services, Inc	7,652
882	*	Globus Medical, Inc	17,349
334	*	Greatbatch, Inc	14,232
720	*	Haemonetics Corp	25,142
472	*	Hanger Orthopedic Group, Inc	9,685
4,589		HCA Holdings, Inc	323,616
1,061	*	Health Net, Inc	48,923
1,191		Healthsouth Corp	43,948
284	*	HealthStream, Inc	6,819
402	*	Healthways, Inc	6,440
241	*	HeartWare International, Inc	18,709
1,326	*	Henry Schein, Inc	154,439
836		Hill-Rom Holdings, Inc	34,635
1,170	*,e	HMS Holdings Corp	22,054
3,307	*	Hologic, Inc	80,459
2,182		Humana, Inc	284,293
239	*	ICU Medical, Inc	15,339
752	*	Idexx Laboratories, Inc	88,608
1,034	*	IMS Health Holdings, Inc	27,080
69	*,e	Inogen Inc	1,422
743	*	Insulet Corp	27,380
335	*	Integra LifeSciences Holdings Corp	16,629
504	*	Intuitive Surgical, Inc	232,757
316		Invacare Corp	3,732
1,108	*	Inverness Medical Innovations, Inc	42,968
220	*	IPC The Hospitalist Co, Inc	9,854
118	*,e	K2M Group Holdings, Inc	1,703
1,045		Kindred Healthcare, Inc	20,273
1,243	*	Laboratory Corp of America Holdings	126,475
128		Landauer, Inc	4,225
223	*,e	LDR Holding Corp	6,942
267	*	LHC Group, Inc	6,194
600	*	LifePoint Hospitals, Inc	41,514
405	*	Magellan Health Services, Inc	22,166
611		Masimo Corp	13,002
3,265		McKesson Corp	635,598
746	*	MedAssets, Inc	15,457
698	*	Medidata Solutions, Inc	30,914
14,003		Medtronic, Inc	867,486
1,254	*	Merge Healthcare, Inc	2,759
557	e	Meridian Bioscience, Inc	9,853
538	*	Merit Medical Systems, Inc	6,391
405	*	Molina Healthcare, Inc	17,132
173	*	MWI Veterinary Supply, Inc	25,673
138		National Healthcare Corp	7,660
133	*	National Research Corp	1,730
431	*	Natus Medical, Inc	12,719
492	*	Neogen Corp	19,434
625	*	NuVasive, Inc	21,794
824	*	NxStage Medical, Inc	10,819
1,375		Omnicare, Inc	85,608
387	*	Omnicell, Inc	10,577
749	*	OraSure Technologies, Inc	5,408
239	*	Orthofix International NV	7,399
1,257		Owens & Minor, Inc	41,154
174	*,e	Oxford Immunotec Global plc	2,657
1,289		Patterson Cos, Inc	53,403
1,412	*	Pediatrix Medical Group, Inc	77,406
373	*	PharMerica Corp	9,112
164	*,e	PhotoMedex, Inc	1,017
443	*	Premier, Inc	14,557
155	*	Providence Service Corp	7,499
668		Quality Systems, Inc	9,198
2,019		Quest Diagnostics, Inc	122,513
382	*,e	Quidel Corp	10,264

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

415	*	RadNet, Inc	$2,747
1,903	e	Resmed, Inc	93,761
629	*,e	Rockwell Medical Technologies, Inc	5,749
611	*	RTI Biologics, Inc	2,921
1,073		Select Medical Holdings Corp	12,908
946	*	Sirona Dental Systems, Inc	72,539
246	*	Skilled Healthcare Group, Inc (Class A)	1,624
526	*	Spectranetics Corp	13,976
3,945		St. Jude Medical, Inc	237,213
515	*	Staar Surgical Co	5,474
793		STERIS Corp	42,790
4,713		Stryker Corp	380,575
169	*	Surgical Care Affiliates, Inc	4,517
147	*	SurModics, Inc	2,670
503	*	Symmetry Medical, Inc	5,075
112	*,e	Tandem Diabetes Care, Inc	1,503
929	*	Team Health Holdings, Inc	53,873
578		Teleflex, Inc	60,713
1,416	*	Tenet Healthcare Corp	84,096
748	*	Thoratec Corp	19,994
773	*	Tornier BV	18,475
385	*,e	TransEnterix, Inc	1,679
334	*	Triple-S Management Corp (Class B)	6,647
100	*,e	TriVascular Technologies, Inc	1,448
1,379	*,e	Unilife Corp	3,165
13,571		UnitedHealth Group, Inc	1,170,499
567		Universal American Corp	4,559
1,252		Universal Health Services, Inc (Class B)	130,834
164		US Physical Therapy, Inc	5,804
40		Utah Medical Products, Inc	1,950
1,634	*	Varian Medical Systems, Inc	130,916
200	*	Vascular Solutions, Inc	4,940
1,163	*	VCA Antech, Inc	45,741
508	*,e	Veeva Systems, Inc	14,310
87	*	Veracyte, Inc	848
275	*	Vocera Communications, Inc	2,219
677	*	Volcano Corp	7,203
603	*	WellCare Health Plans, Inc	36,385
3,932		WellPoint, Inc	470,346
980		West Pharmaceutical Services, Inc	43,865
750	*	Wright Medical Group, Inc	22,725
390	*,e	Zeltiq Aesthetics, Inc	8,826
2,369		Zimmer Holdings, Inc	238,203

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	14,069,711

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
5,788		Avon Products, Inc	72,929
580	*	Central Garden and Pet Co (Class A)	4,663
1,899		Church & Dwight Co, Inc	133,234
1,783		Clorox Co	171,239
12,814		Colgate-Palmolive Co	835,729
1,117		Coty, Inc	18,486
350	*	Elizabeth Arden, Inc	5,859
855		Energizer Holdings, Inc	105,345
3,268		Estee Lauder Cos (Class A)	244,185
204		Female Health Co	712
939	*	Harbinger Group, Inc	12,320
1,140	e	Herbalife Ltd	49,875
386	*,e	IGI Laboratories, Inc	3,598
223		Inter Parfums, Inc	6,133
5,318		Kimberly-Clark Corp	572,057
152	*	Medifast, Inc	4,990
140		Nature’s Sunshine Products, Inc	2,076
873	e	Nu Skin Enterprises, Inc (Class A)	39,311
127		Nutraceutical International Corp	2,656

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

63		Oil-Dri Corp of America	$1,642
108		Orchids Paper Products Co	2,652
37,920		Procter & Gamble Co	3,175,421
302	*	Revlon, Inc (Class A)	9,570
291		Spectrum Brands, Inc	26,344
92	*,e	USANA Health Sciences, Inc	6,777
208		WD-40 Co	14,136

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,521,939

INSURANCE - 4.1%
4,710		ACE Ltd	493,938
6,465		Aflac, Inc	376,586
231	*	Alleghany Corp	96,593
1,487		Allied World Assurance Co Holdings Ltd	54,781
6,082		Allstate Corp	373,252
587	*	AMBAC Financial Group, Inc	12,973
836		American Equity Investment Life Holding Co	19,128
972		American Financial Group, Inc	56,269
20,282		American International Group, Inc	1,095,634
85		American National Insurance Co	9,554
202		Amerisafe, Inc	7,900
354	e	Amtrust Financial Services, Inc	14,096
4,164		Aon plc	365,058
1,907	*	Arch Capital Group Ltd	104,351
351		Argo Group International Holdings Ltd	17,659
2,307		Arthur J. Gallagher & Co	104,646
878		Aspen Insurance Holdings Ltd	37,552
961		Assurant, Inc	61,792
2,410		Assured Guaranty Ltd	53,406
154	*	Atlas Financial Holdings, Inc	2,131
1,577		Axis Capital Holdings Ltd	74,639
125		Baldwin & Lyons, Inc (Class B)	3,087
25,725	*	Berkshire Hathaway, Inc (Class B)	3,553,651
1,753		Brown & Brown, Inc	56,359
3,450		Chubb Corp	314,226
2,559		Cincinnati Financial Corp	120,401
590	*,e	Citizens, Inc (Class A)	3,811
303		CNA Financial Corp	11,523
2,903		Conseco, Inc	49,235
375		Crawford & Co (Class B)	3,094
143		Donegal Group, Inc (Class A)	2,196
280	*	eHealth, Inc	6,756
60		EMC Insurance Group, Inc	1,733
421		Employers Holdings, Inc	8,104
666		Endurance Specialty Holdings Ltd	36,750
148	*	Enstar Group Ltd	20,175
396		Erie Indemnity Co (Class A)	30,021
657		Everest Re Group Ltd	106,441
130		FBL Financial Group, Inc (Class A)	5,811
152		Federated National Holding Co	4,270
1,423		First American Financial Corp	38,592
3,879		FNF Group	107,603
7,337	*	Genworth Financial, Inc (Class A)	96,115
327	*	Greenlight Capital Re Ltd (Class A)	10,598
136	*	Hallmark Financial Services	1,402
539		Hanover Insurance Group, Inc	33,105
6,033		Hartford Financial Services Group, Inc	224,729
1,340		HCC Insurance Holdings, Inc	64,709
121	e	HCI Group, Inc	4,355
909	*	Hilltop Holdings, Inc	18,225
467		Horace Mann Educators Corp	13,314
935		Independence Holding Co	12,426
154		Infinity Property & Casualty Corp	9,858
51		Kansas City Life Insurance Co	2,262
614		Kemper Corp	20,968

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,399		Lincoln National Corp	$182,118
4,528		Loews Corp	188,636
553		Maiden Holdings Ltd	6,127
207	*	Markel Corp	131,683
7,714		Marsh & McLennan Cos, Inc	403,751
1,899	*	MBIA, Inc	17,433
694		Meadowbrook Insurance Group, Inc	4,060
611		Mercury General Corp	29,823
13,096		Metlife, Inc	703,517
525		Montpelier Re Holdings Ltd	16,322
415	e	National General Holdings Corp	7,009
95		National Interstate Corp	2,651
92		National Western Life Insurance Co (Class A)	22,725
149	*	Navigators Group, Inc	9,164
3,288		Old Republic International Corp	46,953
313		OneBeacon Insurance Group Ltd (Class A)	4,823
733		PartnerRe Ltd	80,549
83	*	Phoenix Cos, Inc	4,653
369		Platinum Underwriters Holdings Ltd	22,461
927		Primerica, Inc	44,700
4,150		Principal Financial Group	217,751
1,060		ProAssurance Corp	46,714
8,532		Progressive Corp	215,689
1,036		Protective Life Corp	71,909
6,471		Prudential Financial, Inc	569,060
1,117		Reinsurance Group of America, Inc (Class A)	89,505
583		RenaissanceRe Holdings Ltd	58,294
786		RLI Corp	34,026
174		Safety Insurance Group, Inc	9,380
656		Selective Insurance Group, Inc	14,524
587		Stancorp Financial Group, Inc	37,087
200		State Auto Financial Corp	4,102
288		Stewart Information Services Corp	8,453
1,030		Symetra Financial Corp	24,030
598	*	Third Point Reinsurance Ltd	8,701
2,148		Torchmark Corp	112,491
4,863		Travelers Cos, Inc	456,830
110	*	United America Indemnity Ltd	2,775
234		United Fire & Casualty Co	6,498
144		United Insurance Holdings Corp	2,160
384	e	Universal Insurance Holdings, Inc	4,965
3,453		UnumProvident Corp	118,714
1,218		Validus Holdings Ltd	47,673
1,346		W.R. Berkley Corp	64,339
57		White Mountains Insurance Group Ltd	35,914
4,298		XL Capital Ltd	142,565

		TOTAL INSURANCE	12,761,150

MATERIALS - 3.8%
412		A. Schulman, Inc	14,898
484	*	Advanced Emissions Solutions, Inc	10,295
78	*	AEP Industries, Inc	2,954
2,951		Air Products & Chemicals, Inc	384,161
1,053		Airgas, Inc	116,514
2,433	*,e	AK Steel Holding Corp	19,488
1,067		Albemarle Corp	62,846
16,389		Alcoa, Inc	263,699
1,456		Allegheny Technologies, Inc	54,018
1,470	*,e	Allied Nevada Gold Corp	4,866
350	e	American Vanguard Corp	3,920
79		Ampco-Pittsburgh Corp	1,580
1,019		Aptargroup, Inc	61,853
1,097		Ashland, Inc	114,198
1,277		Avery Dennison Corp	57,018
1,085		Axiall Corp	38,854

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

437		Balchem Corp	$24,721
1,890		Ball Corp	119,580
1,495		Bemis Co, Inc	56,840
1,377	*	Berry Plastics Group, Inc	34,755
511	*	Boise Cascade Co	15,402
300		Brush Engineered Materials, Inc	9,201
989		Cabot Corp	50,212
730	*	Calgon Carbon Corp	14,147
806		Carpenter Technology Corp	36,391
866	*,e	Castle (A.M.) & Co	7,396
2,200		Celanese Corp (Series A)	128,744
742	*	Century Aluminum Co	19,270
728		CF Industries Holdings, Inc	203,272
90		Chase Corp	2,801
1,559	*	Chemtura	36,371
372	*	Clearwater Paper Corp	22,361
2,510	e	Cliffs Natural Resources, Inc	26,054
2,077	*	Coeur d’Alene Mines Corp	10,302
1,538		Commercial Metals Co	26,254
452		Compass Minerals International, Inc	38,095
1,864	*	Crown Holdings, Inc	82,985
962		Cytec Industries, Inc	45,493
127		Deltic Timber Corp	7,915
1,029		Domtar Corp	36,149
16,401		Dow Chemical Co	860,068
12,864		Du Pont (E.I.) de Nemours & Co	923,121
671		Eagle Materials, Inc	68,328
2,071		Eastman Chemical Co	167,523
3,705		Ecolab, Inc	425,445
962	*	Ferro Corp	13,939
835	*	Flotek Industries, Inc	21,768
1,786		FMC Corp	102,141
14,381		Freeport-McMoRan Copper & Gold, Inc (Class B)	469,540
235		FutureFuel Corp	2,794
553		Glatfelter	12,138
856		Globe Specialty Metals, Inc	15,571
351	*,e	Gold Resource Corp	1,797
4,682	*	Graphic Packaging Holding Co	58,197
417		Greif, Inc (Class A)	18,269
672		H.B. Fuller Co	26,678
142		Hawkins, Inc	5,106
166		Haynes International, Inc	7,634
985	*	Headwaters, Inc	12,352
6,348	e	Hecla Mining Co	15,743
716	*	Horsehead Holding Corp	11,835
2,705		Huntsman Corp	70,303
294		Innophos Holdings, Inc	16,196
327		Innospec, Inc	11,739
1,133		International Flavors & Fragrances, Inc	108,632
5,896		International Paper Co	281,475
748	e	Intrepid Potash, Inc	11,557
245		Kaiser Aluminum Corp	18,674
1,315		Kapstone Paper and Packaging Corp	36,781
75		KMG Chemicals, Inc	1,221
239		Koppers Holdings, Inc	7,925
396	*	Kraton Polymers LLC	7,053
274		Kronos Worldwide, Inc	3,776
359	*	Landec Corp	4,398
1,868	*	Louisiana-Pacific Corp	25,386
229	*	LSB Industries, Inc	8,178
6,224		LyondellBasell Industries AF S.C.A	676,300
866		Martin Marietta Materials, Inc	111,662
2,307		MeadWestvaco Corp	94,449
492		Minerals Technologies, Inc	30,361
180	*,e	Molycorp, Inc	214
7,404		Monsanto Co	833,024

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,716		Mosaic Co	$209,438
371		Myers Industries, Inc	6,544
208		Neenah Paper, Inc	11,124
129		NewMarket Corp	49,152
6,977		Newmont Mining Corp	160,820
707		Noranda Aluminium Holding Corp	3,196
4,496		Nucor Corp	244,043
1,054		Olin Corp	26,613
170		Olympic Steel, Inc	3,497
431		OM Group, Inc	11,184
511	*	Omnova Solutions, Inc	2,744
2,214	*	Owens-Illinois, Inc	57,675
1,392		Packaging Corp of America	88,837
1,204	*	Platform Specialty Products Corp	30,124
1,369		PolyOne Corp	48,709
1,923		PPG Industries, Inc	378,331
4,076		Praxair, Inc	525,804
166		Quaker Chemical Corp	11,901
593	e	Rayonier Advanced Materials, Inc	19,516
1,043		Reliance Steel & Aluminum Co	71,341
5,516		Rentech, Inc	9,432
875	*,e	Resolute Forest Products	13,685
2,040		Rock-Tenn Co (Class A)	97,063
1,021		Rockwood Holdings, Inc	78,055
838		Royal Gold, Inc	54,420
1,857		RPM International, Inc	85,013
412	*	RTI International Metals, Inc	10,160
246		Schnitzer Steel Industries, Inc (Class A)	5,916
409		Schweitzer-Mauduit International, Inc	16,896
601		Scotts Miracle-Gro Co (Class A)	33,055
2,998		Sealed Air Corp	104,570
570	*,e	Senomyx, Inc	4,674
694		Sensient Technologies Corp	36,331
1,288		Sherwin-Williams Co	282,059
1,814		Sigma-Aldrich Corp	246,722
698		Silgan Holdings, Inc	32,806
1,506		Sonoco Products Co	59,171
2,091		Southern Copper Corp (NY)	61,998
2,996		Steel Dynamics, Inc	67,740
258		Stepan Co	11,450
1,631	*	Stillwater Mining Co	24,514
936	*	SunCoke Energy, Inc	21,013
1,355	*	Tahoe Resources, Inc	27,506
382	*	Taminco Corp	9,970
542		TimkenSteel Corp	25,198
254	*	Trecora Resources	3,144
333		Tredegar Corp	6,131
495		Tronox Ltd	12,895
70	*	UFP Technologies, Inc	1,539
30		United States Lime & Minerals, Inc	1,744
2,110	e	United States Steel Corp	82,649
72	*	Universal Stainless & Alloy	1,898
179	*,e	US Concrete, Inc	4,679
822		US Silica Holdings Inc	51,383
1,192		Valspar Corp	94,156
1,817		Vulcan Materials Co	109,438
624		Wausau Paper Corp	4,948
546		Westlake Chemical Corp	47,278
708	*	Worthington Industries, Inc	26,352
1,024	*	WR Grace & Co	93,123
260		Zep, Inc	3,645

		TOTAL MATERIALS	11,790,176

MEDIA - 3.4%
252		AH Belo Corp (Class A)	2,689
171		AMC Entertainment Holdings, Inc	3,931

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

790	*	AMC Networks, Inc	$46,152
2,623	e	Cablevision Systems Corp (Class A)	45,929
409	*	Carmike Cinemas, Inc	12,671
7,397		CBS Corp (Class B)	395,739
1,671		CBS Outdoor Americas, Inc	50,030
3,129	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	7,040
1,102	*	Charter Communications, Inc	166,810
952	*	Cinedigm Corp	1,476
1,629		Cinemark Holdings, Inc	55,451
566		Clear Channel Outdoor Holdings, Inc (Class A)	3,815
36,066		Comcast Corp (Class A)	1,939,629
465	*	Crown Media Holdings, Inc (Class A)	1,488
3,076	*	Cumulus Media, Inc (Class A)	12,396
15	*,e	Daily Journal Corp	2,707
219	*,e	Dex Media, Inc	2,094
6,551	*	DIRECTV	566,792
3,189	*	Discovery Communications, Inc (Class A)	120,544
3,328	*	Discovery Communications, Inc (Class C)	124,068
2,970		DISH Network Corp (Class A)	191,803
943	*,e	DreamWorks Animation SKG, Inc (Class A)	25,716
285	*	Entercom Communications Corp (Class A)	2,289
776		Entravision Communications Corp (Class A)	3,073
219	*	Eros International plc	3,200
414	*	EW Scripps Co (Class A)	6,752
3,145		Gannett Co, Inc	93,312
134	*	Global Sources Ltd	899
966	*	Gray Television, Inc	7,612
700		Harte-Hanks, Inc	4,459
6,163		Interpublic Group of Cos, Inc	112,906
670		John Wiley & Sons, Inc (Class A)	37,594
601	*	Journal Communications, Inc (Class A)	5,066
1,066		Lamar Advertising Co (Class A)	52,500
719	*,e	Lee Enterprises, Inc	2,430
1,318	*	Liberty Media Corp	62,183
2,636	*	Liberty Media Corp (Class C)	123,866
1,079	e	Lions Gate Entertainment Corp	35,575
1,880	*	Live Nation, Inc	45,158
175		Loral Space & Communications, Inc	12,567
895	*	Madison Square Garden, Inc	59,177
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	860
1,856	*	McClatchy Co (Class A)	6,236
554		MDC Partners, Inc	10,631
690	*,e	Media General, Inc (Class A)	9,046
465		Meredith Corp	19,902
279		Morningstar, Inc	18,944
760		National CineMedia, Inc	11,028
403		New Media Investment Group, Inc	6,702
1,789		New York Times Co (Class A)	20,073
7,014	*	News Corp	114,679
512	e	Nexstar Broadcasting Group, Inc (Class A)	20,695
3,657		Omnicom Group, Inc	251,821
214	*,e	Radio One, Inc	681
120	*,e	ReachLocal, Inc	433
210	*	Reading International, Inc	1,764
1,106	e	Regal Entertainment Group (Class A)	21,987
114	*,e	Rentrak Corp	6,947
51		Saga Communications, Inc	1,713
130		Salem Communications	989
365		Scholastic Corp	11,797
1,417		Scripps Networks Interactive (Class A)	110,654
322	*,e	SFX Entertainment, Inc	1,616
899	e	Sinclair Broadcast Group, Inc (Class A)	23,455
37,275	e	Sirius XM Holdings, Inc	130,090
300	*	Sizmek, Inc	2,322
1,255	*	Starz-Liberty Capital	41,515

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,900	e	Thomson Corp	$178,409
3,936		Time Warner Cable, Inc	564,777
12,323		Time Warner, Inc	926,813
1,479	*	Time, Inc	34,653
26,842		Twenty-First Century Fox, Inc	920,412
6,161		Viacom, Inc (Class B)	474,027
24,321		Walt Disney Co	2,165,299
251	e	World Wrestling Entertainment, Inc (Class A)	3,456

		TOTAL MEDIA	10,564,014

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
22,423		AbbVie, Inc	1,295,152
1,057	*,e	Acadia Pharmaceuticals, Inc	26,171
305	*,e	Accelerate Diagnostics, Inc	6,551
221	*,e	Acceleron Pharma, Inc	6,683
332	*,e	AcelRx Pharmaceuticals, Inc	1,823
93	*	Achaogen, Inc	833
1,268	*	Achillion Pharmaceuticals, Inc	12,655
533	*	Acorda Therapeutics, Inc	18,058
3,559	*	Actavis plc	858,715
266	*,e	Actinium Pharmaceuticals, Inc	1,782
373	*,e	Aegerion Pharmaceuticals, Inc	12,451
141	*,e	Aerie Pharmaceuticals, Inc	2,917
970	*	Affymetrix, Inc	7,741
834	*	Agenus, Inc	2,594
4,701		Agilent Technologies, Inc	267,863
182	*,e	Agios Pharmaceuticals, Inc	11,166
105	*	Akebia Therapeutics, Inc	2,324
902	*,e	Akorn, Inc	32,716
309	*	Albany Molecular Research, Inc	6,820
107	*,e	Alder Biopharmaceuticals, Inc	1,357
2,795	*	Alexion Pharmaceuticals, Inc	463,467
352	*,e	Alimera Sciences, Inc	1,908
1,939	*	Alkermes plc	83,125
4,200		Allergan, Inc	748,398
891	*	Alnylam Pharmaceuticals, Inc	69,587
252	*,e	AMAG Pharmaceuticals, Inc	8,041
10,630		Amgen, Inc	1,493,090
549	*,e	Ampio Pharmaceuticals, Inc	1,938
442	*,e	Anacor Pharmaceuticals, Inc	10,816
92	*	ANI Pharmaceuticals, Inc	2,602
65	*,e	Applied Genetic Technologies Corp	1,210
328	*	Aratana Therapeutics, Inc	3,293
3,077	*,e	Arena Pharmaceuticals, Inc	12,893
2,277	*,e	Ariad Pharmaceuticals, Inc	12,296
1,535	*	Array Biopharma, Inc	5,480
696	*,e	Arrowhead Research Corp	10,280
108	*	Auspex Pharmaceuticals Inc	2,772
674	*,e	Auxilium Pharmaceuticals, Inc	20,119
2,170	*	AVANIR Pharmaceuticals, Inc	25,866
915	*	BioCryst Pharmaceuticals, Inc	8,949
561	*,e	BioDelivery Sciences International, Inc	9,587
3,358	*	Biogen Idec, Inc	1,110,860
2,061	*	BioMarin Pharmaceuticals, Inc	148,722
984	*,e	Bio-Path Holdings, Inc	1,978
291	*	Bio-Rad Laboratories, Inc (Class A)	32,999
49	*	Biospecifics Technologies Corp	1,730
252	*,e	Biotime, Inc	791
256	*	Bluebird Bio, Inc	9,185
23,380		Bristol-Myers Squibb Co	1,196,588
1,477	*	Bruker BioSciences Corp	27,347
396	*	Cambrex Corp	7,397
72	*	Cara Therapeutics Inc	604
369	*	Catalent, Inc	9,236
11,285	*	Celgene Corp	1,069,592

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,630	*,e	Celldex Therapeutics, Inc	$21,125
130	*,e	Cellular Dynamics International, Inc	914
307	*,e	Cempra, Inc	3,365
935	*,e	Cepheid, Inc	41,168
653	*	Charles River Laboratories International, Inc	39,010
316	*,e	ChemoCentryx, Inc	1,422
362	*	Chimerix, Inc	9,998
297	*,e	Clovis Oncology, Inc	13,472
492	*,e	Corcept Therapeutics, Inc	1,319
770	*	Covance, Inc	60,599
1,800	*,e	CTI BioPharma Corp	4,356
1,045	*	Cubist Pharmaceuticals, Inc	69,325
327	*	Cytokinetics, Inc	1,151
8,854	*,e	Cytori Therapeutics, Inc	5,985
748	*,e	CytRx Corp	1,900
2,347	*,e	Dendreon Corp	3,380
778	*	Depomed, Inc	11,818
208	*,e	Durata Therapeutics, Inc	2,637
1,822	*	Dyax Corp	18,439
3,526	*	Dynavax Technologies Corp	5,042
13,818		Eli Lilly & Co	896,097
392	*	Emergent Biosolutions, Inc	8,354
135	*	Enanta Pharmaceuticals, Inc	5,342
2,129	*	Endo International plc	145,496
379	*,e	Endocyte, Inc	2,304
458	*	Enzo Biochem, Inc	2,359
172	*,e	Epizyme, Inc	4,663
1,111	*,e	Exact Sciences Corp	21,531
4,058	*,e	Exelixis, Inc	6,209
231	*	Five Prime Therapeutics, Inc	2,710
376	*	Fluidigm Corp	9,212
187	*,e	Foundation Medicine, Inc	3,546
242	*,e	Galectin Therapeutics, Inc	1,217
1,383	*,e	Galena Biopharma, Inc	2,849
52	*,e	Genocea Biosciences Inc	471
270	*,e	Genomic Health, Inc	7,644
2,105	*,e	Geron Corp	4,210
21,515	*	Gilead Sciences, Inc	2,290,272
269	*	Golf Trust Of America, Inc	2,066
1,375	*,e	Halozyme Therapeutics, Inc	12,512
261	*	Heron Therapeutics, Inc	2,174
853	*,e	Horizon Pharma plc	10,475
2,242	*	Hospira, Inc	116,651
183	*	Hyperion Therapeutics, Inc	4,615
807	*,e	Idera Pharmaceuticals, Inc	1,848
1,951	*	Illumina, Inc	319,808
1,151	*,e	Immunogen, Inc	12,189
1,305	*,e	Immunomedics, Inc	4,855
940	*	Impax Laboratories, Inc	22,287
2,108	*	Incyte Corp	103,397
629	*	Infinity Pharmaceuticals, Inc	8,441
807	*,e	Inovio Pharmaceuticals, Inc	7,949
527	*	Insmed, Inc	6,877
143	*,e	Insys Therapeutics, Inc	5,546
167	*	Intercept Pharmaceuticals, Inc	39,527
229	*,e	Intra-Cellular Therapies, Inc	3,140
478	*,e	Intrexon Corp	8,881
1,617	*	Ironwood Pharmaceuticals, Inc	20,948
1,577	*,e	Isis Pharmaceuticals, Inc	61,235
837	*	Jazz Pharmaceuticals plc	134,389
39,551		Johnson & Johnson	4,215,741
180	*,e	Karyopharm Therapeutics, Inc	6,289
1,264	*,e	Keryx Biopharmaceuticals, Inc	17,380
141	*,e	Kindred Biosciences Inc	1,304

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

252	*,e	KYTHERA Biopharmaceuticals, Inc	$8,256
345	*	Lannett Co, Inc	15,760
3,446	*,e	Lexicon Pharmaceuticals, Inc	4,859
278	*,e	Ligand Pharmaceuticals, Inc (Class B)	13,063
588	*	Luminex Corp	11,466
268	*	MacroGenics, Inc	5,601
1,572	*	Mallinckrodt plc	141,716
3,038	*,e	MannKind Corp	17,955
828	*	Medicines Co	18,481
1,096	*	Medivation, Inc	108,362
40,785		Merck & Co, Inc	2,417,735
945	*,e	Merrimack Pharmaceuticals, Inc	8,297
447	*	Mettler-Toledo International, Inc	114,490
1,119	*,e	MiMedx Group, Inc	7,978
96	*	Mirati Therapeutics, Inc	1,681
571	*	Momenta Pharmaceuticals, Inc	6,475
5,199	*	Mylan Laboratories, Inc	236,502
1,004	*,e	Myriad Genetics, Inc	38,724
135	*,e	NanoString Technologies, Inc	1,477
538	*,e	NanoViricides, Inc	1,614
2,022	*,e	Navidea Biopharmceuticals, Inc	2,669
1,670	*	Nektar Therapeutics	20,157
317	*,e	NeoStem, Inc	1,753
922	*,e	Neuralstem, Inc	3,024
1,018	*	Neurocrine Biosciences, Inc	15,952
266	*,e	NewLink Genetics Corp	5,698
476	*,e	Northwest Biotherapeutics, Inc	2,394
2,808	*,e	Novavax, Inc	11,709
1,426	*	NPS Pharmaceuticals, Inc	37,076
282	*,e	Ohr Pharmaceutical, Inc	2,044
447	*,e	Omeros Corp	5,686
170	*,e	OncoMed Pharmaceuticals, Inc	3,218
949	*	Oncothyreon, Inc	1,822
186	*,e	Ophthotech Corp	7,241
2,678	*,e	Opko Health, Inc	22,790
1,560	*,e	Orexigen Therapeutics, Inc	6,646
838	*,e	Organovo Holdings, Inc	5,338
254	*,e	Osiris Therapeutics, Inc	3,198
207	*	OvaScience, Inc	3,436
772	*	Pacific Biosciences of California, Inc	3,791
506	*,e	Pacira Pharmaceuticals, Inc	49,042
510	*,e	Pain Therapeutics, Inc	1,994
762	*	Parexel International Corp	48,075
3,105	e	PDL BioPharma, Inc	23,194
1,810	*,e	Peregrine Pharmaceuticals, Inc	2,462
1,519	*	PerkinElmer, Inc	66,228
1,863		Perrigo Co plc	279,804
89,031		Pfizer, Inc	2,632,647
868	*,e	Pharmacyclics, Inc	101,929
197		Phibro Animal Health Corp	4,415
495	*	Portola Pharmaceuticals, Inc	12,514
322		Pozen, Inc	2,363
795	*	Prestige Brands Holdings, Inc	25,734
933	*,e	Progenics Pharmaceuticals, Inc	4,842
294	*	Prothena Corp plc	6,515
298	*	PTC Therapeutics, Inc	13,115
334	*	Puma Biotechnology, Inc	79,682
3,176	*	Qiagen NV (NASDAQ)	72,318
785	*	Quintiles Transnational Holdings, Inc	43,787
840	*,e	Raptor Pharmaceutical Corp	8,056
207	*	Receptos, Inc	12,857
207	*,e	Regado Biosciences, Inc	234
1,118	*	Regeneron Pharmaceuticals, Inc	403,061
184	*,e	Regulus Therapeutics, Inc	1,257
227	*	Relypsa, Inc	4,787
390	*	Repligen Corp	7,765

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

310	*,e	Repros Therapeutics, Inc	$3,069
285	*,e	Retrophin, Inc	2,571
93	*	Revance Therapeutics, Inc	1,798
854	*	Rigel Pharmaceuticals, Inc	1,657
214	*	Sagent Pharmaceuticals	6,655
894	*	Salix Pharmaceuticals Ltd	139,679
912	*,e	Sangamo Biosciences, Inc	9,836
552	*,e	Sarepta Therapeutics, Inc	11,647
716	*	Sciclone Pharmaceuticals, Inc	4,933
1,356	*,e	Seattle Genetics, Inc	50,416
1,561	*,e	Sequenom, Inc	4,636
823	e	Spectrum Pharmaceuticals, Inc	6,699
119	*,e	Stemline Therapeutics, Inc	1,483
238	*,e	Sucampo Pharmaceuticals, Inc (Class A)	1,547
696	*,e	Sunesis Pharmaceuticals, Inc	4,969
393	*,e	Supernus Pharmaceuticals, Inc	3,415
287	*,e	Synageva BioPharma Corp	19,740
1,430	*,e	Synergy Pharmaceuticals, Inc	3,983
778	*,e	Synta Pharmaceuticals Corp	2,342
646		Techne Corp	60,433
259	*	TESARO, Inc	6,972
296	*	Tetraphase Pharmaceuticals, Inc	5,905
315	*	TG Therapeutics, Inc	3,361
1,599	*,e	TherapeuticsMD, Inc	7,419
316	*,e	Theravance Biopharma, Inc	7,284
1,105	e	Theravance, Inc	18,884
5,570		Thermo Electron Corp	677,869
582	*,e	Threshold Pharmaceuticals, Inc	2,101
89	*	Ultragenyx Pharmaceutical, Inc	5,037
734	*	United Therapeutics Corp	94,429
454	*,e	Vanda Pharmaceuticals, Inc	4,713
182	*,e	Verastem, Inc	1,551
93	*,e	Versartis, Inc	1,766
3,283	*	Vertex Pharmaceuticals, Inc	368,714
69	*,e	Vital Therapies, Inc	1,408
1,259	*,e	Vivus, Inc	4,860
1,182	*	Waters Corp	117,160
196	*	Xencor Inc	1,825
288	*	Xenoport, Inc	1,549
1,173	*,e	XOMA Corp	4,938
1,089	*,e	ZIOPHARM Oncology, Inc	2,875
7,138		Zoetis Inc	263,749
1,610	*,e	Zogenix, Inc	1,851

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	27,273,092

REAL ESTATE - 3.6%
770		Acadia Realty Trust	21,237
370		AG Mortgage Investment Trust	6,586
171		Agree Realty Corp	4,682
654		Alexander & Baldwin, Inc	23,524
28		Alexander’s, Inc	10,470
1,010		Alexandria Real Estate Equities, Inc	74,488
19	*,e	Altisource Asset Management Corp	12,825
196	*,e	Altisource Portfolio Solutions S.A.	19,757
766		Altisource Residential Corp	18,384
481		American Assets Trust,Inc	15,859
1,407		American Campus Communities, Inc	51,285
4,878		American Capital Agency Corp	103,658
778		American Capital Mortgage, Inc	14,642
1,874		American Homes 4 Rent	31,652
2,341		American Realty Capital Healthcare Trust, Inc	24,534
13,261	*	American Realty Capital Properties, Inc	159,928
432	*	American Residential Properties, Inc	7,923
5,616		American Tower Corp	525,826
264		AmREIT, Inc (Class B)	6,064

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

14,550		Annaly Capital Management, Inc	$155,394
1,733		Anworth Mortgage Asset Corp	8,301
1,960		Apartment Investment & Management Co (Class A)	62,367
619		Apollo Commercial Real Estate Finance, Inc	9,725
100		Ares Commercial Real Estate Corp	1,169
244		Armada Hoffler Properties, Inc	2,216
4,902	*	ARMOUR Residential REIT, Inc	18,873
252		Ashford Hospitality Prime, Inc	3,838
940		Ashford Hospitality Trust, Inc	9,607
672		Associated Estates Realty Corp	11,767
110	*	AV Homes, Inc	1,612
1,827		AvalonBay Communities, Inc	257,552
264		Aviv REIT, Inc	6,956
2,582		BioMed Realty Trust, Inc	52,156
2,116		Boston Properties, Inc	244,948
2,048		Brandywine Realty Trust	28,815
678		Brixmor Property Group, Inc	15,092
1,148		Camden Property Trust	78,672
868		Campus Crest Communities, Inc	5,555
2,961		Capstead Mortgage Corp	36,243
270	*	CareTrust REIT, Inc	3,861
162		CatchMark Timber Trust Inc	1,776
2,180		CBL & Associates Properties, Inc	39,022
3,818	*	CBRE Group, Inc	113,547
1,018		Cedar Shopping Centers, Inc	6,006
3,262		Chambers Street Properties	24,563
354		Chatham Lodging Trust	8,170
691		Chesapeake Lodging Trust	20,143
13,535		Chimera Investment Corp	41,146
1,513		Colony Financial, Inc	33,861
1,730		Columbia Property Trust, Inc	41,295
77		Consolidated-Tomoka Land Co	3,778
282		Coresite Realty	9,269
1,194		Corporate Office Properties Trust	30,710
3,372		Cousins Properties, Inc	40,295
4,662		Crown Castle International Corp	375,431
1,936		CubeSmart	34,809
481		CyrusOne, Inc	11,563
2,918		CYS Investments, Inc	24,044
5,614		DCT Industrial Trust, Inc	42,161
4,170		DDR Corp	69,764
2,598		DiamondRock Hospitality Co	32,943
1,900		Digital Realty Trust, Inc	118,522
1,927		Douglas Emmett, Inc	49,466
4,573		Duke Realty Corp	78,564
851		DuPont Fabros Technology, Inc	23,011
1,055		Dynex Capital, Inc	8,524
570		EastGroup Properties, Inc	34,536
1,317		Education Realty Trust, Inc	13,539
1,208		Empire State Realty Trust, Inc	18,144
730		Entertainment Properties Trust	36,996
1,589	*	Equity Commonwealth	40,853
1,120		Equity Lifestyle Properties, Inc	47,443
824		Equity One, Inc	17,823
5,093		Equity Residential	313,627
861		Essex Property Trust, Inc	153,904
629		Excel Trust, Inc	7,403
1,788		Extra Space Storage, Inc	92,207
1,000		Federal Realty Investment Trust	118,460
1,666		FelCor Lodging Trust, Inc	15,594
1,477		First Industrial Realty Trust, Inc	24,976
788		First Potomac Realty Trust	9,259
2,206	*	Forest City Enterprises, Inc (Class A)	43,149
498	*	Forestar Real Estate Group, Inc	8,825
1,181		Franklin Street Properties Corp	13,251
1,131		Gaming and Leisure Properties, Inc	34,948

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,128		General Growth Properties, Inc	$191,414
1,122		Geo Group, Inc	42,883
343		Getty Realty Corp	5,831
475		Gladstone Commercial Corp	8,070
1,772		Glimcher Realty Trust	23,993
734		Government Properties Income Trust	16,082
1,578		Gramercy Property Trust, Inc	9,089
292		Hannon Armstrong Sustainable Infrastructure Capital, Inc	4,035
1,296		Hatteras Financial Corp	23,276
6,415		HCP, Inc	254,740
4,496		Health Care REIT, Inc	280,416
1,288		Healthcare Realty Trust, Inc	30,500
3,183		Healthcare Trust of America, Inc	36,923
2,705		Hersha Hospitality Trust	17,231
1,279		Highwoods Properties, Inc	49,753
804		Home Properties, Inc	46,825
2,009		Hospitality Properties Trust	53,942
10,946		Host Marriott Corp	233,478
532	*	Howard Hughes Corp	79,800
737		Hudson Pacific Properties	18,174
1,113		Inland Real Estate Corp	11,030
1,651		Invesco Mortgage Capital, Inc	25,954
1,430		Investors Real Estate Trust	11,011
1,138	*	iStar Financial, Inc	15,363
698		Jones Lang LaSalle, Inc	88,185
963		Kennedy-Wilson Holdings, Inc	23,073
1,156		Kilroy Realty Corp	68,713
5,803		Kimco Realty Corp	127,144
303		Kite Realty Group Trust	7,345
1,396		LaSalle Hotel Properties	47,799
2,758		Lexington Corporate Properties Trust	27,001
1,981		Liberty Property Trust	65,888
458		LTC Properties, Inc	16,896
2,127		Macerich Co	135,766
1,189		Mack-Cali Realty Corp	22,722
2,313		Medical Properties Trust, Inc	28,357
5,647		MFA Mortgage Investments, Inc	43,934
1,004		Mid-America Apartment Communities, Inc	65,913
750		Monmouth Real Estate Investment Corp (Class A)	7,590
443		National Health Investors, Inc	25,313
2,021		National Retail Properties, Inc	69,866
3,838		New Residential Investment Corp	22,376
1,822		New York Mortgage Trust, Inc	13,173
2,436	*	New York REIT, Inc	25,042
2,812		NorthStar Realty Finance Corp	49,688
1,715		Omega Healthcare Investors, Inc	58,636
251		One Liberty Properties, Inc	5,078
955		Parkway Properties, Inc	17,935
843		Pebblebrook Hotel Trust	31,478
892		Pennsylvania REIT	17,786
1,022		Pennymac Mortgage Investment Trust	21,901
2,149		Piedmont Office Realty Trust, Inc	37,908
2,504		Plum Creek Timber Co, Inc	97,681
905		Post Properties, Inc	46,463
545		Potlatch Corp	21,914
6,920		Prologis, Inc	260,884
273		PS Business Parks, Inc	20,786
1,988		Public Storage, Inc	329,690
1,095		RAIT Investment Trust	8,136
917		Ramco-Gershenson Properties	14,901
1,780		Rayonier, Inc	55,429
143		Re/Max Holdings, Inc	4,251
1,960	*	Realogy Holdings Corp	72,912
3,064		Realty Income Corp	124,981
1,075		Redwood Trust, Inc	17,824
1,537		Regency Centers Corp	82,737

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,691		Resource Capital Corp	$8,235
1,382		Retail Opportunities Investment Corp	20,315
4,003		Retail Properties of America, Inc	58,564
1,756		RLJ Lodging Trust	49,993
262		Rouse Properties, Inc	4,237
580		Ryman Hospitality Properties	27,434
634		Sabra Healthcare REIT, Inc	15,419
133		Saul Centers, Inc	6,216
494		Select Income REIT	11,881
2,733		Senior Housing Properties Trust	57,174
516		Silver Bay Realty Trust Corp	8,364
4,388		Simon Property Group, Inc	721,475
1,298		SL Green Realty Corp	131,513
592		Sovran Self Storage, Inc	44,021
5,445		Spirit Realty Capital, Inc	59,732
810	*,e	St. Joe Co	16,143
696	*	STAG Industrial, Inc	14,414
3,073		Starwood Property Trust, Inc	67,483
534		Starwood Waypoint Residential Trust	13,889
3,277	*	Strategic Hotels & Resorts, Inc	38,177
1,404		Summit Hotel Properties, Inc	15,135
550		Sun Communities, Inc	27,775
2,460		Sunstone Hotel Investors, Inc	33,997
1,277		Tanger Factory Outlet Centers, Inc	41,783
971		Taubman Centers, Inc	70,883
156	*	Tejon Ranch Co	4,374
444		Terreno Realty Corp	8,361
5,486		Two Harbors Investment Corp	53,050
3,535		UDR, Inc	96,329
258		UMH Properties, Inc	2,451
163		Universal Health Realty Income Trust	6,794
335		Urstadt Biddle Properties, Inc (Class A)	6,801
4,244		Ventas, Inc	262,916
2,699		Vornado Realty Trust	269,792
2,147		Washington Prime Group, Inc	37,530
894		Washington REIT	22,690
1,639		Weingarten Realty Investors	51,629
351		Western Asset Mortgage Capital Corp	5,188
7,318		Weyerhaeuser Co	233,151
550		Whitestone REIT	7,667
1,613		WP Carey, Inc	102,861

		TOTAL REAL ESTATE	11,032,107

RETAILING - 4.2%
752	*	1-800-FLOWERS.COM, Inc (Class A)	5,407
998		Aaron’s, Inc	24,271
976		Abercrombie & Fitch Co (Class A)	35,468
1,030		Advance Auto Parts, Inc	134,209
839	*,e	Aeropostale, Inc	2,760
5,279	*	Amazon.com, Inc	1,702,161
2,498	e	American Eagle Outfitters, Inc	36,271
122	*	America’s Car-Mart, Inc	4,830
627	*	Ann Taylor Stores Corp	25,789
411	*	Asbury Automotive Group, Inc	26,477
1,725	*	Ascena Retail Group, Inc	22,942
286	*	Audiovox Corp (Class A)	2,660
976	*	Autonation, Inc	49,103
458	*	AutoZone, Inc	233,424
550	*	Barnes & Noble, Inc	10,857
380		Bebe Stores, Inc	882
2,860	*	Bed Bath & Beyond, Inc	188,274
4,046		Best Buy Co, Inc	135,905
334		Big 5 Sporting Goods Corp	3,130
897		Big Lots, Inc	38,616
158	*	Blue Nile, Inc	4,511

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

196	e	Bon-Ton Stores, Inc	$1,639
657		Brown Shoe Co, Inc	17,824
378	e	Buckle, Inc	17,157
165	*	Build-A-Bear Workshop, Inc	2,158
384	*	Burlington Stores, Inc	15,306
671	*,e	Cabela’s, Inc	39,522
3,028	*	Carmax, Inc	140,651
368		Cato Corp (Class A)	12,681
2,056		Chico’s FAS, Inc	30,367
236		Children’s Place Retail Stores, Inc	11,248
469	*	Christopher & Banks Corp	4,638
243	*	Citi Trends, Inc	5,370
490	*,e	Conn’s, Inc	14,832
231	*	Container Store Group, Inc	5,029
340		Core-Mark Holding Co, Inc	18,034
162	*	Coupons.com, Inc	1,938
1,014		CST Brands, Inc	36,453
184		Destination Maternity Corp	2,841
514	*	Destination XL Group, Inc	2,426
1,304		Dick’s Sporting Goods, Inc	57,220
394		Dillard’s, Inc (Class A)	42,938
4,387	*	Dollar General Corp	268,090
2,813	*	Dollar Tree, Inc	157,725
1,144		DSW, Inc (Class A)	34,446
1,401		Expedia, Inc	122,756
1,489	*	Express Parent LLC	23,243
1,359		Family Dollar Stores, Inc	104,969
647		Finish Line, Inc (Class A)	16,194
728	*,e	Five Below, Inc	28,836
2,043		Foot Locker, Inc	113,693
979	*	Francesca’s Holdings Corp	13,637
480		Fred’s, Inc (Class A)	6,720
254	*	FTD Cos, Inc	8,664
201	*	Gaiam, Inc (Class A)	1,475
1,560	e	GameStop Corp (Class A)	64,272
3,550		Gap, Inc	147,999
385	*	Genesco, Inc	28,779
2,061		Genuine Parts Co	180,770
1,273		GNC Holdings, Inc	49,316
396		Group 1 Automotive, Inc	28,793
6,454	*,e	Groupon, Inc	43,113
822		Guess?, Inc	18,059
270		Haverty Furniture Cos, Inc	5,883
176	*,e	HHgregg, Inc	1,111
444	*	Hibbett Sports, Inc	18,928
19,154		Home Depot, Inc	1,757,188
1,254	*	HomeAway, Inc	44,517
475		HSN, Inc	29,151
4,629	*,e	JC Penney Co, Inc	46,475
145	*	Kirkland’s, Inc	2,336
2,874		Kohl’s Corp	175,400
3,402		L Brands, Inc	227,866
221	*,e	Lands’ End, Inc	9,088
6,931	*	Liberty Interactive Corp	197,672
1,061	*	Liberty TripAdvisor Holdings, Inc	35,968
1,061	*	Liberty Ventures	40,276
373		Lithia Motors, Inc (Class A)	28,232
4,272	*	LKQ Corp	113,592
14,264		Lowe’s Companies, Inc	754,851
368	*,e	Lumber Liquidators, Inc	21,116
5,012		Macy’s, Inc	291,598
333	*	MarineMax, Inc	5,611
209	*,e	Mattress Firm Holding Corp	12,553
661		Men’s Wearhouse, Inc	31,212
412		Monro Muffler, Inc	19,994
630	*	Murphy USA, Inc	33,428

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

847	*	NetFlix, Inc	$382,149
512	*	New York & Co, Inc	1,551
1,860		Nordstrom, Inc	127,168
414		Nutri/System, Inc	6,363
8,386	*	Office Depot, Inc	43,104
692	*	Orbitz Worldwide, Inc	5,446
1,484	*	O’Reilly Automotive, Inc	223,134
275	*,e	Outerwall, Inc	15,427
176	*,e	Overstock.com, Inc	2,967
667	*	Pacific Sunwear Of California, Inc	1,201
627		Penske Auto Group, Inc	25,450
614	*	PEP Boys - Manny Moe & Jack	5,471
278	e	PetMed Express, Inc	3,781
1,403		Petsmart, Inc	98,336
1,228		Pier 1 Imports, Inc	14,601
717	*	Priceline.com, Inc	830,702
793		Rent-A-Center, Inc	24,068
484	*,e	Restoration Hardware Holdings, Inc	38,502
413	*	RetailMeNot, Inc	6,674
2,954		Ross Stores, Inc	223,263
2,169	*	Sally Beauty Holdings, Inc	59,366
358	*,e	Sears Holdings Corp	9,032
159	*	Sears Hometown and Outlet Stores, Inc	2,465
1,037	*	Select Comfort Corp	21,694
203		Shoe Carnival, Inc	3,615
497	*	Shutterfly, Inc	24,224
1,147		Signet Jewelers Ltd	130,655
481		Sonic Automotive, Inc (Class A)	11,789
131	*,e	Sportsman’s Warehouse Holdings, Inc	882
411		Stage Stores, Inc	7,032
8,900		Staples, Inc	107,690
372		Stein Mart, Inc	4,297
151		Systemax, Inc	1,883
8,829		Target Corp	553,402
1,572		Tiffany & Co	151,399
376	*,e	Tile Shop Holdings, Inc	3,478
850	*	Tilly’s, Inc	6,392
9,867		TJX Companies, Inc	583,830
1,954		Tractor Supply Co	120,191
1,570	*	TripAdvisor, Inc	143,529
567	*	Tuesday Morning Corp	11,003
864	*	Ulta Salon Cosmetics & Fragrance, Inc	102,099
1,435	*	Urban Outfitters, Inc	52,665
512	*	Valuevision International, Inc (Class A)	2,627
432	*	Vitamin Shoppe, Inc	19,176
178	*	West Marine, Inc	1,602
524	*	WEX, Inc	57,808
1,346		Williams-Sonoma, Inc	89,603
32		Winmark Corp	2,352
181	*,e	zulily, Inc	6,858
245	*	Zumiez, Inc	6,885

		TOTAL RETAILING	12,912,695

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
504	*	Advanced Energy Industries, Inc	9,470
9,659	*,e	Advanced Micro Devices, Inc	32,937
183	*	Alpha & Omega Semiconductor Ltd	1,720
4,196		Altera Corp	150,133
386	*,e	Ambarella, Inc	16,857
1,245	*	Amkor Technology, Inc	10,470
4,434		Analog Devices, Inc	219,439
17,057		Applied Materials, Inc	368,602
1,046	*	Applied Micro Circuits Corp	7,322
5,910	*	Atmel Corp	47,753
188	*,e	Audience, Inc	1,391

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,505		Avago Technologies Ltd	$304,935
2,300	*	Axcelis Technologies, Inc	4,577
7,483		Broadcom Corp (Class A)	302,463
831		Brooks Automation, Inc	8,734
324	*	Cabot Microelectronics Corp	13,430
171	*	Cascade Microtech, Inc	1,732
742	*	Cavium Networks, Inc	36,900
234	*	Ceva, Inc	3,145
821	*	Cirrus Logic, Inc	17,118
280		Cohu, Inc	3,352
1,636	*,e	Cree, Inc	66,994
2,072	e	Cypress Semiconductor Corp	20,461
489	*	Diodes, Inc	11,697
289	*	DSP Group, Inc	2,563
1,867	*	Entegris, Inc	21,470
903	*	Entropic Communications, Inc	2,402
520	*	Exar Corp	4,654
1,676	*	Fairchild Semiconductor International, Inc	26,028
1,092	*	First Solar, Inc	71,865
593	*	Formfactor, Inc	4,252
1,411	*,e	Freescale Semiconductor Holdings Ltd	27,557
2,185	*,e	GT Solar International, Inc	23,664
420	*	Inphi Corp	6,040
1,945	*	Integrated Device Technology, Inc	31,023
405		Integrated Silicon Solution, Inc	5,565
69,643		Intel Corp	2,424,969
956	*	International Rectifier Corp	37,513
1,727		Intersil Corp (Class A)	24,541
257		IXYS Corp	2,698
2,306		Kla-Tencor Corp	181,667
800	*	Kopin Corp	2,720
2,271		Lam Research Corp	169,644
1,579	*	Lattice Semiconductor Corp	11,843
3,340		Linear Technology Corp	148,263
161	*	MA-COM Technology Solutions	3,516
5,647		Marvell Technology Group Ltd	76,122
4,037		Maxim Integrated Products, Inc	122,079
374	*	MaxLinear, Inc	2,573
598		Micrel, Inc	7,194
2,750	e	Microchip Technology, Inc	129,883
15,199	*	Micron Technology, Inc	520,718
1,274	*	Microsemi Corp	32,372
698		MKS Instruments, Inc	23,299
598		Monolithic Power Systems, Inc	26,342
321	*	Nanometrics, Inc	4,847
55	*	NVE Corp	3,550
7,861		Nvidia Corp	145,035
721	*	Omnivision Technologies, Inc	19,078
5,916	*	ON Semiconductor Corp	52,889
409	*	PDF Solutions, Inc	5,157
347	*	Peregrine Semiconductor Corp	4,292
304	*	Pericom Semiconductor Corp	2,961
666	*	Photronics, Inc	5,361
2,326	*	PMC - Sierra, Inc	17,352
408		Power Integrations, Inc	21,995
2,475	*,e	QuickLogic Corp	7,400
1,317	*	Rambus, Inc	16,436
4,022	*,e	RF Micro Devices, Inc	46,414
351	*,e	Rubicon Technology, Inc	1,492
351	*	Rudolph Technologies, Inc	3,177
936	*	Semtech Corp	25,412
1,131	*	Silicon Image, Inc	5,700
618	*	Silicon Laboratories, Inc	25,116
2,606		Skyworks Solutions, Inc	151,278
922	*	Spansion, Inc	21,012
3,893	*	SunEdison, Inc	73,500

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

750	*,e	SunPower Corp	$25,410
2,565		Teradyne, Inc	49,735
717		Tessera Technologies, Inc	19,058
15,349		Texas Instruments, Inc	731,994
2,605	*	Triquint Semiconductor, Inc	49,677
395	*	Ultra Clean Holdings	3,535
367	*	Ultratech, Inc	8,349
512	*	Veeco Instruments, Inc	17,894
646	*	Vitesse Semiconductor Corp	2,326
584	*	Xcerra Corp	5,717
3,784		Xilinx, Inc	160,252

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,570,072

SOFTWARE & SERVICES - 10.3%
171	*,e	A10 Networks, Inc	1,558
8,934		Accenture plc	726,513
1,509	*	ACI Worldwide, Inc	28,309
6,991		Activision Blizzard, Inc	145,343
620	*	Actuate Corp	2,418
1,008	*	Acxiom Corp	16,682
7,040	*	Adobe Systems, Inc	487,098
646		Advent Software, Inc	20,388
128	*,e	Aerohive Networks, Inc	1,027
2,544	*	Akamai Technologies, Inc	152,131
755	*	Alliance Data Systems Corp	187,444
120	*,e	Amber Road, Inc	2,081
2,341		Amdocs Ltd	107,405
276	*	American Software, Inc (Class A)	2,434
555	*,e	Angie’s List, Inc	3,535
1,434	*	Ansys, Inc	108,511
1,104		AOL, Inc	49,625
1,235	*	Aspen Technology, Inc	46,584
3,213	*	Autodesk, Inc	177,036
6,877		Automatic Data Processing, Inc	571,341
454	*	AVG Technologies NV	7,527
899	*	Bankrate, Inc	10,213
106	*,e	Barracuda Networks, Inc	2,719
636	*,e	Bazaarvoice, Inc	4,700
66	*,e	Benefitfocus, Inc	1,778
619		Blackbaud, Inc	24,320
689	*	Blackhawk Network Holdings, Inc	22,324
540	*	Blucora, Inc	8,230
942		Booz Allen Hamilton Holding Co	22,043
80	*,e	Borderfree, Inc	1,032
528	*	Bottomline Technologies, Inc	14,568
1,343	*	Brightcove, Inc	7,494
1,849		Broadridge Financial Solutions, Inc	76,974
383	*	BroadSoft, Inc	8,058
4,373		CA, Inc	122,182
462	*	CACI International, Inc (Class A)	32,927
3,884	*	Cadence Design Systems, Inc	66,844
617	*	Callidus Software, Inc	7,416
238	*	Carbonite, Inc	2,437
574	*	Cardtronics, Inc	20,205
88	*,e	Care.com, Inc	717
155		Cass Information Systems, Inc	6,417
278	*,e	ChannelAdvisor Corp	4,559
1,042	*	Ciber, Inc	3,574
2,217	*	Citrix Systems, Inc	158,161
8,562	*	Cognizant Technology Solutions Corp (Class A)	383,321
633	*	Commvault Systems, Inc	31,903
2,093		Computer Sciences Corp	127,987
174		Computer Task Group, Inc	1,931
2,948		Compuware Corp	31,278
465	*	comScore, Inc	16,931

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

276	*	Comverse, Inc	$6,163
640	*	Concur Technologies, Inc	81,165
418	*	Constant Contact, Inc	11,345
1,361		Convergys Corp	24,253
899	*	Conversant, Inc	30,791
713	*	Cornerstone OnDemand, Inc	24,534
452	*	CoStar Group, Inc	70,304
485		CSG Systems International, Inc	12,746
241	*,e	Cvent, Inc	6,114
185	*	Datalink Corp	1,967
715	*	DealerTrack Holdings, Inc	31,038
75	*	Demand Media, Inc	664
403	*	Demandware, Inc	20,521
606	*	Dice Holdings, Inc	5,078
453	*	Digital River, Inc	6,578
85		DMRC Corp	1,760
406		DST Systems, Inc	34,072
311	*,e	E2open, Inc	2,895
1,405		EarthLink Holdings Corp	4,805
17,854	*	eBay, Inc	1,011,072
405	e	Ebix, Inc	5,743
4,519	*	Electronic Arts, Inc	160,922
372	*	Ellie Mae, Inc	12,127
500	*,e	Endurance International Group Holdings, Inc	8,135
236	*	EnerNOC, Inc	4,003
457	*	Envestnet, Inc	20,565
468	*	EPAM Systems, Inc	20,494
405		EPIQ Systems, Inc	7,112
51		ePlus, Inc	2,859
724	*	Equinix, Inc	153,836
677	*	Euronet Worldwide, Inc	32,354
1,922		EVERTEC, Inc	42,937
101	*,e	Everyday Health, Inc	1,411
430	*	ExlService Holdings, Inc	10,496
27,599	*	Facebook, Inc	2,181,425
623	e	Factset Research Systems, Inc	75,713
460		Fair Isaac Corp	25,346
4,059		Fidelity National Information Services, Inc	228,522
1,297	*,e	FireEye, Inc	39,636
1,232	*	First American Corp	33,350
3,580	*	Fiserv, Inc	231,393
164	*,e	Five9, Inc	1,073
1,159	*	FleetCor Technologies, Inc	164,717
501	*,e	FleetMatics Group plc	15,280
178		Forrester Research, Inc	6,561
1,839	*	Fortinet, Inc	46,462
1,334	*	Gartner, Inc	98,009
2,209	*	Genpact Ltd	36,051
571	*,e	Gigamon, Inc	5,978
824	*	Global Cash Access, Inc	5,562
512	*,e	Global Eagle Entertainment, Inc	5,745
1,011		Global Payments, Inc	70,649
1,206	*,e	Glu Mobile, Inc	6,235
750	*,e	Gogo, Inc	12,645
3,980	*	Google, Inc	2,297,893
3,935	*	Google, Inc (Class A)	2,315,393
120	*	GrubHub, Inc	4,109
239	*,e	Guidance Software, Inc	1,608
911	*	Guidewire Software, Inc	40,394
476		Hackett Group, Inc	2,837
451		Heartland Payment Systems, Inc	21,522
384	*	Higher One Holdings, Inc	948
1,028		IAC/InterActiveCorp	67,745
454	*	iGate Corp	16,671
492	*,e	Imperva, Inc	14,135

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

655	*	Infoblox, Inc	$9,661
1,473	*	Informatica Corp	50,436
426	*	Information Services Group, Inc	1,619
225	*	Interactive Intelligence, Inc	9,405
729	*	Internap Network Services Corp	5,030
13,259		International Business Machines Corp	2,516,956
4,115		Intuit, Inc	360,680
638	e	j2 Global, Inc	31,492
1,354		Jack Henry & Associates, Inc	75,364
522	*	Jive Software, Inc	3,043
298	*	Knot, Inc	3,341
995	*	Kofax Ltd	7,701
861		Leidos Holdings, Inc	29,558
884	*	Limelight Networks, Inc	2,064
1,469	*	LinkedIn Corp	305,244
704	*	Lionbridge Technologies	3,168
325	*,e	Liquidity Services, Inc	4,469
697	*	Liveperson, Inc	8,775
326	*	LogMeIn, Inc	15,019
105	*	Luxoft Holding, Inc	3,906
187	*,e	magicJack VocalTec Ltd	1,842
1,297	*	Manhattan Associates, Inc	43,346
292		Mantech International Corp (Class A)	7,869
441		Marchex, Inc (Class B)	1,830
353	*	Marin Software, Inc	3,036
344	*,e	Marketo, Inc	11,111
14,140		Mastercard, Inc (Class A)	1,045,229
130	*,e	Mavenir Systems, Inc	1,633
908		MAXIMUS, Inc	36,438
1,291		Mentor Graphics Corp	26,459
115,769		Microsoft Corp	5,367,051
122	*	MicroStrategy, Inc (Class A)	15,962
1,780	*,e	Millennial Media, Inc	3,311
259	*	Model N, Inc	2,554
529	*,e	ModusLink Global Solutions, Inc	1,889
445	*	MoneyGram International, Inc	5,580
530		Monotype Imaging Holdings, Inc	15,010
1,321	*	Monster Worldwide, Inc	7,265
620	*	Move, Inc	12,995
467	*	Netscout Systems, Inc	21,389
557	*,e	NetSuite, Inc	49,874
808	*,e	NeuStar, Inc (Class A)	20,063
990		NIC, Inc	17,048
3,423	*	Nuance Communications, Inc	52,766
104	*,e	OPOWER, Inc	1,961
45,720		Oracle Corp	1,750,162
2,958	*	Pandora Media, Inc	71,465
128	*	Park City Group, Inc	1,262
4,926		Paychex, Inc	217,729
87	*,e	Paycom Software, Inc	1,441
476		Pegasystems, Inc	9,096
464	*	Perficient, Inc	6,955
404	*	PRG-Schultz International, Inc	2,367
1,217	*	Progress Software Corp	29,098
484	*	Proofpoint, Inc	17,976
283	*	PROS Holdings, Inc	7,132
1,589	*	PTC, Inc	58,634
133	*,e	Q2 Holdings, Inc	1,862
43		QAD, Inc (Class A)	801
1,203	*	QLIK Technologies, Inc	32,529
270	*	Qualys, Inc	7,182
335	*	QuinStreet, Inc	1,390
1,615	*	Rackspace Hosting, Inc	52,568
334	*,e	Rally Software Development Corp	4,011
299	*	RealNetworks, Inc	2,078
695	*,e	RealPage, Inc	10,772

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,803	*	Red Hat, Inc	$157,388
111		Reis, Inc	2,618
75	*	Rightside Group Ltd	731
246	*,e	Rocket Fuel, Inc	3,887
127	*	Rosetta Stone, Inc	1,022
1,271	*	Rovi Corp	25,096
106	*,e	Rubicon Project, Inc	1,243
576		Sabre Corp	10,319
8,657	*	Salesforce.com, Inc	498,037
329		Sapiens International Corp NV	2,435
1,557	*	Sapient Corp	21,798
547		Science Applications International Corp	24,194
368	*	Sciquest, Inc	5,535
334	*	Seachange International, Inc	2,325
2,039	*	ServiceNow, Inc	119,852
94	*,e	ServiceSource International LLC	304
200	*,e	Shutterstock, Inc	14,276
904	*,e	Silver Spring Networks, Inc	8,724
860	*	SolarWinds, Inc	36,163
923		Solera Holdings, Inc	52,020
1,693	*	Splunk, Inc	93,724
235	*	SPS Commerce, Inc	12,490
901	*	SS&C Technologies Holdings, Inc	39,545
192	*	Stamps.com, Inc	6,098
460	*	Sykes Enterprises, Inc	9,191
9,694		Symantec Corp	227,906
472	*	Synchronoss Technologies, Inc	21,608
2,546	*	Synopsys, Inc	101,063
208	*	Syntel, Inc	18,292
527	*	TA Indigo Holding Corp	4,269
535	*	Tableau Software, Inc	38,868
1,302	*	Take-Two Interactive Software, Inc	30,037
519	*	Tangoe, Inc	7,032
222	*	TechTarget, Inc	1,907
646	*	TeleCommunication Systems, Inc (Class A)	1,802
205	*	TeleNav, Inc	1,373
235	*	TeleTech Holdings, Inc	5,776
2,123	*	Teradata Corp	88,996
250	*,e	Textura Corp	6,600
2,173	*	TIBCO Software, Inc	51,348
1,541	*	TiVo, Inc	19,717
2,249		Total System Services, Inc	69,629
174	*	Travelzoo, Inc	2,697
476	*	Tremor Video, Inc	1,114
104	*,e	TrueCar, Inc	1,867
495	*,e	Trulia, Inc	24,205
6,707	*	Twitter, Inc	345,947
432	*	Tyler Technologies, Inc	38,189
380	*	Ultimate Software Group, Inc	53,774
686	*	Unisys Corp	16,059
1,081	*	Unwired Planet, Inc	2,011
1,633	*	Vantiv, Inc	50,460
71	*,e	Varonis Systems, Inc	1,498
395	*	Vasco Data Security International	7,418
1,621	*	VeriFone Systems, Inc	55,730
843	*	Verint Systems, Inc	46,879
1,782	*	VeriSign, Inc	98,224
574	*,e	VirnetX Holding Corp	3,444
348	*	Virtusa Corp	12,375
7,052		Visa, Inc (Class A)	1,504,685
447	*,e	VistaPrint Ltd	24,491
1,290	*	VMware, Inc (Class A)	121,054
852	*,e	Vringo, Inc	805
510	*,e	WebMD Health Corp (Class A)	21,323
695	*	Website Pros, Inc	13,872
7,501		Western Union Co	120,316

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

260	*,e	Wix.com Ltd	$4,225
1,346	*	Workday, Inc	111,045
16,252		Xerox Corp	215,014
415	*	Xoom Corp	9,109
14,220	*	Yahoo!, Inc	579,465
757	*	Yelp, Inc	51,665
243	*,e	YuMe, Inc	1,215
137	*,e	Zendesk, Inc	2,958
460	*,e	Zillow, Inc	53,355
743	*	Zix Corp	2,541
9,691	*	Zynga, Inc	26,166

		TOTAL SOFTWARE & SERVICES	31,990,084

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
1,599	*,e	3D Systems Corp	74,146
806		Adtran, Inc	16,547
400	*	Agilysys, Inc	4,692
211	e	Alliance Fiber Optic Products, Inc	2,623
2,298		Amphenol Corp (Class A)	229,478
356		Anixter International, Inc	30,203
84,455		Apple, Inc	8,508,841
198	*	Applied Optoelectronics, Inc	3,188
1,687	*	ARRIS Group, Inc	47,835
1,337	*	Arrow Electronics, Inc	74,003
1,423	*	Aruba Networks, Inc	30,708
1,923		Avnet, Inc	79,805
583		AVX Corp	7,742
194		Badger Meter, Inc	9,787
100		Bel Fuse, Inc (Class B)	2,474
585		Belden CDT, Inc	37,452
750	*	Benchmark Electronics, Inc	16,658
226		Black Box Corp	5,270
1,256	*	Bookham, Inc	1,796
5,865		Brocade Communications Systems, Inc	63,753
482	*	CalAmp Corp	8,493
469	*	Calix Networks, Inc	4,488
1,683		CDW Corp	52,257
500	*	Checkpoint Systems, Inc	6,115
1,409	*,e	Ciena Corp	23,559
71,960		Cisco Systems, Inc	1,811,233
153	*,e	Clearfield, Inc	1,948
1,165		Cognex Corp	46,915
334		Coherent, Inc	20,498
836	*	CommScope Holding Co, Inc	19,989
206		Comtech Telecommunications Corp	7,653
153	*	Control4 Corp	1,978
17,727		Corning, Inc	342,840
518	*,e	Cray, Inc	13,592
409		CTS Corp	6,499
277	*,e	CUI Global, Inc	2,006
423		Daktronics, Inc	5,199
867		Diebold, Inc	30,622
400	*	Digi International, Inc	3,000
671	e	Dolby Laboratories, Inc (Class A)	28,041
805	*	Dot Hill Systems Corp	3,043
196	*	DTS, Inc	4,949
487	*,e	Eastman Kodak Co	10,699
578	*	EchoStar Corp (Class A)	28,183
248		Electro Rent Corp	3,415
300		Electro Scientific Industries, Inc	2,037
630	*	Electronics for Imaging, Inc	27,827
28,884		EMC Corp	845,146
1,000	*	Emulex Corp	4,940
1,016	*	Extreme Networks, Inc	4,867
1,016	*	F5 Networks, Inc	120,640

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

471	*	Fabrinet	$6,877
215	*	FARO Technologies, Inc	10,911
574		FEI Co	43,291
1,298	*	Finisar Corp	21,586
1,943		Flir Systems, Inc	60,894
407	*	GSI Group, Inc	4,676
1,150	*	Harmonic, Inc	7,291
1,633		Harris Corp	108,431
26,662		Hewlett-Packard Co	945,701
289	*	Immersion Corp	2,480
1,519	*	Infinera Corp	16,208
2,058	*	Ingram Micro, Inc (Class A)	53,117
620	*	Insight Enterprises, Inc	14,031
564		InterDigital, Inc	22,459
321	*	Intevac, Inc	2,141
953	*,e	InvenSense, Inc	18,803
446	e	IPG Photonics Corp	30,676
528	*	Itron, Inc	20,756
743	*	Ixia	6,791
2,660		Jabil Circuit, Inc	53,652
3,054	*	JDS Uniphase Corp	39,091
6,995		Juniper Networks, Inc	154,939
779	*	Kemet Corp	3,209
1,122	*,e	Knowles Corp	29,733
172	*	KVH Industries, Inc	1,947
1,140		Lexmark International, Inc (Class A)	48,450
302		Littelfuse, Inc	25,724
402	*	Maxwell Technologies, Inc	3,505
257	*	Measurement Specialties, Inc	22,002
375	*	Mercury Computer Systems, Inc	4,129
30		Mesa Laboratories, Inc	1,733
657		Methode Electronics, Inc	24,224
3,252		Motorola, Inc	205,787
221		MTS Systems Corp	15,085
160	*	Multi-Fineline Electronix, Inc	1,496
1,374		National Instruments Corp	42,498
2,356	*	NCR Corp	78,714
4,641		NetApp, Inc	199,377
454	*	Netgear, Inc	14,188
535	*	Newport Corp	9,480
124	*	Nimble Storage, Inc	3,220
196	*	Numerex Corp	2,054
252		Oplink Communications, Inc	4,239
268	*	OSI Systems, Inc	17,013
697	*	Palo Alto Networks, Inc	68,376
232		Park Electrochemical Corp	5,464
5,017	*,e	Parkervision, Inc	5,719
196		PC Connection, Inc	4,208
554		Plantronics, Inc	26,470
511	*	Plexus Corp	18,871
2,014	*	Polycom, Inc	24,742
248	*	Procera Networks, Inc	2,376
1,170	*	QLogic Corp	10,717
23,665		Qualcomm, Inc	1,769,432
4,721	*,e	Quantum Corp	5,476
485	*,e	RealD, Inc	4,544
2,138	*	Riverbed Technology, Inc	39,649
383	*	Rofin-Sinar Technologies, Inc	8,832
243	*	Rogers Corp	13,307
870	*	Ruckus Wireless, Inc	11,623
3,205		SanDisk Corp	313,930
1,104	*	Sanmina Corp	23,029
321	*	Scansource, Inc	11,103
839	*	ShoreTel, Inc	5,579
435	*,e	Silicon Graphics International Corp	4,015
3,028	*	Sonus Networks, Inc	10,356

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

654	*,e	Speed Commerce, Inc	$1,799
703	*,e	Stratasys Ltd	84,908
463	*	Super Micro Computer, Inc	13,621
529	*	Synaptics, Inc	38,723
382	*	SYNNEX Corp	24,689
512	*	Tech Data Corp	30,136
70		Tessco Technologies, Inc	2,029
3,538	*	Trimble Navigation Ltd	107,909
726	*	TTM Technologies, Inc	4,944
399	e	Ubiquiti Networks, Inc	14,974
527	*,e	Universal Display Corp	17,201
555	*	Viasat, Inc	30,592
959	*	Violin Memory, Inc	4,670
1,815		Vishay Intertechnology, Inc	25,936
161	*	Vishay Precision Group, Inc	2,405
3,097		Western Digital Corp	301,400
677	*	Zebra Technologies Corp (Class A)	48,047

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	18,284,082

TELECOMMUNICATION SERVICES - 2.2%
1,188	*	8x8, Inc	7,936
72,928		AT&T, Inc	2,569,983
105		Atlantic Tele-Network, Inc	5,659
201	*	Boingo Wireless, Inc	1,433
7,921		CenturyTel, Inc	323,890
3,005	*	Cincinnati Bell, Inc	10,127
675		Cogent Communications Group, Inc	22,687
859		Consolidated Communications Holdings, Inc	21,518
170	e	Enventis Corp	3,091
808	*	Fairpoint Communications, Inc	12,257
13,108	e	Frontier Communications Corp	85,333
464	*	General Communication, Inc (Class A)	5,062
2,975	*,e	Globalstar, Inc	10,888
126	*,e	Hawaiian Telcom Holdco, Inc	3,237
164		IDT Corp (Class B)	2,634
814	*	inContact, Inc	7,078
391		Inteliquent, Inc	4,868
367	*	Intelsat S.A.	6,290
1,082	*,e	Iridium Communications, Inc	9,576
2,498	*	Level 3 Communications, Inc	114,234
252		Lumos Networks Corp	4,095
181	e	NTELOS Holdings Corp	1,926
597	*	Orbcomm, Inc	3,433
762	*	Premiere Global Services, Inc	9,121
372	*	RingCentral, Inc	4,728
1,853	*	SBA Communications Corp (Class A)	205,498
364		Shenandoah Telecom Co	9,031
250		Spok Holdings, Inc	3,252
9,772	*,e	Sprint Corp	61,954
1,155		Telephone & Data Systems, Inc	27,674
3,812		T-Mobile US, Inc	110,052
1,990	*	tw telecom inc (Class A)	82,804
200		US Cellular Corp	7,096
57,801		Verizon Communications, Inc	2,889,472
2,337	*	Vonage Holdings Corp	7,665
8,454		Windstream Holdings, Inc	91,134

		TOTAL TELECOMMUNICATION SERVICES	6,746,716

TRANSPORTATION - 2.3%
776	*	Air Transport Services Group, Inc	5,649
1,844		Alaska Air Group, Inc	80,288
215		Allegiant Travel Co	26,587
100		Amerco, Inc	26,189
9,991		American Airlines Group, Inc	354,481
300		Arkansas Best Corp	11,190

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

331	*	Atlas Air Worldwide Holdings, Inc	$10,930
1,503	*	Avis Budget Group, Inc	82,500
574	e	Baltic Trading Ltd	2,376
250		Celadon Group, Inc	4,863
2,096		CH Robinson Worldwide, Inc	139,007
765		Con-Way, Inc	36,338
490		Copa Holdings S.A. (Class A)	52,572
14,483		CSX Corp	464,325
11,914		Delta Air Lines, Inc	430,691
315	*	Echo Global Logistics, Inc	7,418
2,670		Expeditors International of Washington, Inc	108,349
4,214		FedEx Corp	680,350
419		Forward Air Corp	18,784
687	*	Genesee & Wyoming, Inc (Class A)	65,478
633	*,e	Hawaiian Holdings, Inc	8,514
666		Heartland Express, Inc	15,957
6,347	*	Hertz Global Holdings, Inc	161,150
500	*	Hub Group, Inc (Class A)	20,265
64		International Shipholding Corp	1,145
1,240		J.B. Hunt Transport Services, Inc	91,822
3,480	*	JetBlue Airways Corp	36,958
1,556		Kansas City Southern Industries, Inc	188,587
791	*	Kirby Corp	93,219
937		Knight Transportation, Inc	25,664
408		Knightsbridge Tankers Ltd	3,611
644		Landstar System, Inc	46,490
319		Marten Transport Ltd	5,681
519		Matson, Inc	12,991
1,614		Navios Maritime Holdings, Inc	9,684
4,282		Norfolk Southern Corp	477,871
844	*	Old Dominion Freight Line	59,620
118		Park-Ohio Holdings Corp	5,647
48	*	Patriot Transportation Holding, Inc	1,628
772	*	Quality Distribution, Inc	9,866
908	*	Republic Airways Holdings, Inc	10,088
313	*	Roadrunner Transportation Services Holdings, Inc	7,133
713		Ryder System, Inc	64,149
1,151		Safe Bulkers, Inc	7,666
331	*	Saia, Inc	16,404
1,731	*	Scorpio Bulkers, Inc	10,074
692		Skywest, Inc	5,384
9,682		Southwest Airlines Co	326,961
1,033	*	Spirit Airlines, Inc	71,422
1,289	*	Swift Transportation Co, Inc	27,043
5,195	*	UAL Corp	243,074
12,717		Union Pacific Corp	1,378,777
10,005		United Parcel Service, Inc (Class B)	983,391
68		Universal Truckload Services, Inc	1,649
84	*,e	USA Truck, Inc	1,473
1,203	e	UTI Worldwide, Inc	12,788
627		Werner Enterprises, Inc	15,800
849	*	Wesco Aircraft Holdings, Inc	14,773
705	*,e	XPO Logistics, Inc	26,557
521	*	YRC Worldwide, Inc	10,587

		TOTAL TRANSPORTATION	7,119,928

UTILITIES - 3.0%
10,217		AES Corp	144,877
1,710		AGL Resources, Inc	87,791
597		Allete, Inc	26,501
1,575		Alliant Energy Corp	87,271
3,255		Ameren Corp	124,764
6,828		American Electric Power Co, Inc	356,490
520		American States Water Co	15,818
2,584		American Water Works Co, Inc	124,626

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,349		Aqua America, Inc	$55,272
77		Artesian Resources Corp	1,551
1,866	e	Atlantic Power Corp	4,441
1,407		Atmos Energy Corp	67,114
912		Avista Corp	27,843
656		Black Hills Corp	31,409
641		California Water Service Group	14,384
5,965	*	Calpine Corp	129,440
5,553		Centerpoint Energy, Inc	135,882
161		Chesapeake Utilities Corp	6,686
937		Cleco Corp	45,116
3,466		CMS Energy Corp	102,802
146		Connecticut Water Service, Inc	4,745
4,073		Consolidated Edison, Inc	230,776
8,160		Dominion Resources, Inc	563,774
2,498		DTE Energy Co	190,048
9,928		Duke Energy Corp	742,317
1,461	*	Dynegy, Inc	42,164
4,461		Edison International	249,459
600		El Paso Electric Co	21,930
1,184		Empire District Electric Co	28,594
2,533		Entergy Corp	195,877
12,104		Exelon Corp	412,625
5,874		FirstEnergy Corp	197,190
2,066		Great Plains Energy, Inc	49,935
1,618	e	Hawaiian Electric Industries, Inc	42,958
750		Idacorp, Inc	40,207
1,029		Integrys Energy Group, Inc	66,700
2,281		ITC Holdings Corp	81,272
609		Laclede Group, Inc	28,258
2,660		MDU Resources Group, Inc	73,975
840		MGE Energy, Inc	31,298
214		Middlesex Water Co	4,194
1,140		National Fuel Gas Co	79,789
671		New Jersey Resources Corp	33,892
6,220		NextEra Energy, Inc	583,934
4,252		NiSource, Inc	174,247
4,239		Northeast Utilities	187,788
333		Northwest Natural Gas Co	14,069
691		NorthWestern Corp	31,344
4,730		NRG Energy, Inc	144,170
402		NRG Yield, Inc	18,914
2,582		OGE Energy Corp	95,818
697		ONE Gas, Inc	23,872
240	e	Ormat Technologies, Inc	6,305
489		Otter Tail Corp	13,042
529		Pattern Energy Group, Inc	16,357
3,367		Pepco Holdings, Inc	90,101
6,465		PG&E Corp	291,184
1,180		Piedmont Natural Gas Co, Inc	39,565
1,829		Pinnacle West Capital Corp	99,937
1,049		PNM Resources, Inc	26,131
1,142		Portland General Electric Co	36,681
8,852		PPL Corp	290,700
7,128		Public Service Enterprise Group, Inc	265,447
3,138		Questar Corp	69,946
1,899		SCANA Corp	94,209
3,411		Sempra Energy	359,451
210		SJW Corp	5,643
442		South Jersey Industries, Inc	23,585
12,495		Southern Co	545,407
701		Southwest Gas Corp	34,055
2,922		TECO Energy, Inc	50,784
215	*	TerraForm Power, Inc	6,205
2,418		UGI Corp	82,430
895		UIL Holdings Corp	31,683

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

126		Unitil Corp	$3,917
1,082		Vectren Corp	43,172
1,868		Westar Energy, Inc	63,736
691		WGL Holdings, Inc	29,105
3,025	e	Wisconsin Energy Corp	130,075
6,972		Xcel Energy, Inc	211,949
142		York Water Co	2,840

		TOTAL UTILITIES	9,239,853

		TOTAL COMMON STOCKS (Cost $187,633,892)	306,853,226

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
303	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	*,m	Forest Laboratories, Inc CVR	112
104	*,m	Furiex Pharmaceuticals, Inc	1,016
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,193

SOFTWARE & SERVICES - 0.0%
299	*,m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $2,812)	2,982

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
8,184,092	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	8,184,092

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,184,092

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,184,092)	8,184,092

		TOTAL INVESTMENTS - 101.6% (Cost $195,820,796)	315,040,300
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(4,989,405)

		NET ASSETS - 100.0%	$310,050,895

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,857,401.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUSTRALIA - 0.8%
24,075		BHP Billiton Ltd	$709,574

		TOTAL AUSTRALIA	709,574

BELGIUM - 0.5%
9,366		Arseus NV	453,144

		TOTAL BELGIUM	453,144

FRANCE - 18.9%
105,871		Accor S.A.	4,688,835
7,598		Aeroports de Paris	909,794
11,730		BNP Paribas	778,499
57,692		Compagnie de Saint-Gobain	2,636,033
2,805		Eiffage S.A.	156,371
35,763		Essilor International S.A.	3,922,043
1,646		Nexity	60,775
131,233		Rexel S.A.	2,450,745
30,078		Vinci S.A.	1,745,452

		TOTAL FRANCE	17,348,547

GERMANY - 9.6%
11,635		Bayer AG.	1,618,874
14,623		Henkel KGaA (Preference)	1,455,754
33,805		Lanxess AG.	1,866,091
20,097		Linde AG.	3,846,755

		TOTAL GERMANY	8,787,474

GREECE - 4.9%
57,435	*	Hellenic Telecommunications Organization S.A.	754,110
561,744	*	National Bank of Greece S.A.	1,643,089
1,240,222	*	Piraeus Bank S.A.	2,099,217

		TOTAL GREECE	4,496,416

HONG KONG - 0.7%
508		Hong Kong Exchanges and Clearing Ltd	10,934
682,000	*,e	Intime Retail Group Co Ltd	580,585

		TOTAL HONG KONG	591,519

INDIA - 9.0%
13,811		Eicher Motors Ltd	2,674,639
158,064		HDFC Bank Ltd	2,221,586
102,990		IndusInd Bank Ltd	1,033,082
100,026		Larsen & Toubro Ltd	2,351,128

		TOTAL INDIA	8,280,435

INDONESIA - 0.6%
976,500		PT Indofood Sukses Makmur Tbk	559,829

		TOTAL INDONESIA	559,829

ITALY - 0.2%
28,151		UniCredit S.p.A	221,151

		TOTAL ITALY	221,151

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 15.4%
1,600		Daikin Industries Ltd	$99,253
8,200		Don Quijote Co Ltd	470,577
550		Fanuc Ltd	99,469
1,100		Fast Retailing Co Ltd	368,601
36,700		Hoya Corp	1,232,395
26,500		J Front Retailing Co Ltd	346,682
1,103		Kao Corp	43,042
980		Komatsu Ltd	22,649
19,000	e	Matsui Securities Co Ltd	177,216
130,400		Mazda Motor Corp	3,280,143
993		Mitsubishi Corp	20,337
8,016		Mitsubishi Electric Corp	106,863
11,000		Mitsubishi Heavy Industries Ltd	70,816
29,153		Mitsubishi UFJ Financial Group, Inc	164,298
5,000		Mitsui Trust Holdings, Inc	20,817
8,400		Murata Manufacturing Co Ltd	954,789
550		Nitto Denko Corp	30,116
1,050		NOK Corp	24,105
1,453		Nomura Holdings, Inc	8,644
85,825	*,e	Olympus Corp	3,077,746
10,550		Softbank Corp	736,906
93,950	e	Sony Corp	1,686,142
1,750	e	Sumitomo Corp	19,315
2,200		Sumitomo Metal Mining Co Ltd	30,962
2,000		Suruga Bank Ltd	39,904
12,300		Toyota Motor Corp	723,721
27,800	e	Yumeshin Holdings Co Ltd	214,689

		TOTAL JAPAN	14,070,197

MEXICO - 0.6%
8,500		Grupo Financiero Banorte S.A. de C.V.	54,289
175,000		Qualitas Controladora SAB de C.V.	468,951

		TOTAL MEXICO	523,240

NETHERLANDS - 5.9%
2,301		ASML Holding NV	227,911
38,135		Heineken NV	2,848,075
162,896	*	ING Groep NV	2,315,439
104		Royal Dutch Shell plc (A Shares)	3,975

		TOTAL NETHERLANDS	5,395,400

SWEDEN - 1.8%
77,844		SKF AB (B Shares)	1,620,580

		TOTAL SWEDEN	1,620,580

SWITZERLAND - 9.0%
36,158		Adecco S.A.	2,444,314
3,572		Burckhardt Compression Holding AG.	1,644,221
43,313		Clariant AG.	739,658
1,006		Geberit AG.	324,247
31		Givaudan S.A.	49,414
19,354		Holcim Ltd	1,408,036
16,216		Swatch Group AG. (Registered)	1,416,670
10,850		UBS AG.	188,603

		TOTAL SWITZERLAND	8,215,163

UNITED KINGDOM - 20.4%
11,300		ARM Holdings plc	164,632
17,197		Barclays plc	63,253
2,061		BG Group plc	38,048
432,182		British Sky Broadcasting plc	6,164,273
120,782		Filtrona plc	1,556,574

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

711,901		Group 4 Securicor plc	$2,886,713
1,106,253		Man Group plc	2,121,112
200,331	*	Ocado Ltd	856,062
20,393		Reckitt Benckiser Group plc	1,763,131
26,940		Reed Elsevier plc	430,690
7,022		Rio Tinto plc	344,077
249,738		Tate & Lyle plc	2,380,464

		TOTAL UNITED KINGDOM	18,769,029

		TOTAL COMMON STOCKS (Cost $91,230,174)	90,041,698

SHORT-TERM INVESTMENTS - 6.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.1%
5,626,758	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	5,626,758

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,626,758

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,626,758)	5,626,758

		TOTAL INVESTMENTS - 104.4% (Cost $96,856,932)	95,668,456
		OTHER ASSETS & LIABILITIES, NET - (4.4)%	(4,084,178)

		NET ASSETS - 100.0%	$91,584,278

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,334,655.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2014

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$22,497,628	24.4%
CONSUMER DISCRETIONARY	21,037,086	23.0
FINANCIALS	13,690,859	15.0
MATERIALS	10,581,257	11.6
HEALTH CARE	9,071,807	9.9
CONSUMER STAPLES	9,050,295	9.9
INFORMATION TECHNOLOGY	2,579,727	2.8
TELECOMMUNICATION SERVICES	1,491,016	1.6
ENERGY	42,023	0.1
SHORT - TERM INVESTMENTS	5,626,758	6.1
OTHER ASSETS & LIABILITIES, NET	(4,084,178)	(4.4)

NET ASSETS	$91,584,278	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.2%

AUTOMOBILES & COMPONENTS - 0.1%
$ 74,813	i	Gates Global LLC	4.250%	07/03/21	$73,394
100,000	i	INA Beteiligungsgesellschaft GmbH	3.750	05/15/20	99,063

		TOTAL AUTOMOBILES & COMPONENTS			172,457

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
93,786	i	Capital Safety North America	3.750	03/29/21	91,183
99,492	i	Pilot Corp	4.250	08/07/19	99,285

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			190,468

CONSUMER DURABLES & APPAREL - 0.1%
150,000	i	Libbey Glass, Inc	3.750	04/09/21	148,407
99,750	i	Otter Products LLC	5.750	06/03/20	98,753

		TOTAL CONSUMER DURABLES & APPAREL			247,160

CONSUMER SERVICES - 0.0%
99,749	i	Spin Holdco, Inc	4.250	11/14/19	97,817

		TOTAL CONSUMER SERVICES			97,817

DIVERSIFIED FINANCIALS - 0.1%
100,000	i	TransUnion LLC	4.000	04/09/21	98,313

		TOTAL DIVERSIFIED FINANCIALS			98,313

FOOD & STAPLES RETAILING - 0.1%
100,000	i	Albertson’s Holdings LLC	4.500	08/25/21	99,458

		TOTAL FOOD & STAPLES RETAILING			99,458

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
90,428	i	Capsugel Holdings US, Inc	3.500	08/01/18	88,574
24,938	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	24,623
99,749	i	Kinetic Concepts, Inc	3.500	09/30/17	98,419

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			211,616

MATERIALS - 0.1%
102,723	i	Minerals Technologies, Inc	4.000	05/07/21	101,761
176,296	i	Signode Industrial Group US, Inc	4.000	05/01/21	172,881
40,000	i	Solenis International LP	7.750	07/31/22	38,800

		TOTAL MATERIALS			313,442

MEDIA - 0.2%
147,372	i	CSC Holdings LLC	2.654	04/17/20	142,905
100,000	i	MTL Publishing LLC	3.750	06/29/18	98,306
98,500	i	Univision Communications, Inc	4.000	03/01/20	96,530

		TOTAL MEDIA			337,741

RETAILING - 0.0%
85,000	i	Stater Bros Markets	4.750	05/12/21	84,629

		TOTAL RETAILING			84,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
164,588	i	Avago Technologies Ltd	3.750	05/06/21	162,963

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			162,963

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.1%
$ 155,000	i	Evergreen Skills Lux S.a.r.l.	7.750%	04/28/22	$148,800
48,087	i	P2 Lower Acquisition LLC	5.500	10/22/20	48,057
75,000	i	ProQuest LLC	5.250	09/23/21	74,781

		TOTAL SOFTWARE & SERVICES			271,638

TELECOMMUNICATION SERVICES - 0.1%
197,000	i	Windstream Corp	3.500	01/23/20	194,439

		TOTAL TELECOMMUNICATION SERVICES			194,439

		TOTAL BANK LOAN OBLIGATIONS (Cost $2,515,595)			2,482,141

BONDS - 96.6%

CORPORATE BONDS - 38.1%

AUTOMOBILES & COMPONENTS - 0.2%
75,000	g	Gates Global LLC	6.000	07/15/22	70,500
300,000		Johnson Controls, Inc	4.625	07/02/44	292,902
175,000		Magna International, Inc	3.625	06/15/24	173,892

		TOTAL AUTOMOBILES & COMPONENTS			537,294

BANKS - 6.1%
200,000	g	Banco de Credito del Peru	5.375	09/16/20	215,500
150,000	g	Banco del Estado de Chile	3.875	02/08/22	151,613
110,000		Bancolombia S.A.	5.950	06/03/21	120,725
200,000		Bank of America Corp	5.300	03/15/17	216,683
1,000,000		Bank of America Corp	2.600	01/15/19	998,052
500,000		Bank of America Corp	2.650	04/01/19	498,467
475,000		Bank of America Corp	4.100	07/24/23	484,926
250,000		Bank of America Corp	4.000	04/01/24	252,605
125,000		Bank of America Corp	4.200	08/26/24	123,919
50,000		Bank of America Corp	5.000	01/21/44	52,747
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	153,393
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	223,112
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	147,397
250,000		BDO Unibank, Inc	4.500	02/16/17	261,875
250,000		Branch Banking & Trust Co	2.300	10/15/18	253,106
1,025,000		Capital One Bank USA NA	2.950	07/23/21	1,008,060
60,000		Capital One Bank USA NA	3.375	02/15/23	58,785
34,000		Citigroup, Inc	5.500	10/15/14	34,063
100,000		Citigroup, Inc	2.550	04/08/19	99,924
350,000		Citigroup, Inc	3.750	06/16/24	348,919
200,000		Citigroup, Inc	5.300	05/06/44	207,811
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	100,426
125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	129,502
300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	340,648
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	197,946
305,000		Deutsche Bank AG	3.700	05/30/24	302,353
200,000	g	Export Credit Bank of Turkey	5.000	09/23/21	198,800
200,000		Fifth Third Bancorp	2.375	04/25/19	200,281
200,000	g	Hana Bank	4.375	09/30/24	198,676
200,000	g	HSBC Bank plc	1.500	05/15/18	197,235
150,000	g	HSBC Bank plc	4.125	08/12/20	161,356
450,000		HSBC Holdings plc	4.250	03/14/24	455,312
175,000		HSBC Holdings plc	5.250	03/14/44	185,790
225,000		HSBC USA, Inc	2.375	02/13/15	226,694
150,000		HSBC USA, Inc	2.250	06/23/19	149,385
500,000		JPMorgan Chase & Co	3.875	02/01/24	512,078
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	95,250
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	99,919
175,000		PNC Bank NA	2.200	01/28/19	175,198
225,000		PNC Bank NA	2.250	07/02/19	223,871
150,000		PNC Bank NA	2.700	11/01/22	143,068

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 600,000		PNC Bank NA	2.950%	01/30/23	$582,341
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	185,150
500,000		Royal Bank of Canada	1.200	09/19/17	497,342
175,000		Royal Bank of Canada	2.200	07/27/18	177,065
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	102,029
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,286
100,000		SunTrust Bank	2.750	05/01/23	95,321
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,578
200,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	199,200
150,000		Union Bank NA	2.125	06/16/17	152,417
125,000		UnionBanCal Corp	3.500	06/18/22	127,687
200,000		US Bancorp	1.650	05/15/17	201,820
125,000		US Bancorp	2.950	07/15/22	121,280
50,000		Westpac Banking Corp	3.000	08/04/15	51,086
200,000		Westpac Banking Corp	2.250	01/17/19	201,157
200,000	g	Zenith Bank plc	6.250	04/22/19	200,000

		TOTAL BANKS			13,227,229

CAPITAL GOODS - 1.2%
250,000		Caterpillar, Inc	1.500	06/26/17	251,545
100,000	g	EADS Finance BV	2.700	04/17/23	96,124
100,000		Eaton Corp	4.000	11/02/32	98,929
925,000		John Deere Capital Corp	1.950	03/04/19	919,286
100,000	g	Schaeffler Finance BV	4.750	05/15/21	99,750
300,000		Seagate HDD Cayman	4.750	06/01/23	302,250
111,000	g	Sealed Air Corp	8.375	09/15/21	123,210
70,000	g	Sealed Air Corp	5.250	04/01/23	68,600
120,000		SPX Corp	6.875	09/01/17	130,800
100,000	g	Stena AB	7.000	02/01/24	104,000
200,000	g	Timken Co	3.875	09/01/24	196,871
125,000		United Technologies Corp	1.800	06/01/17	126,846
50,000		United Technologies Corp	4.500	06/01/42	52,319

		TOTAL CAPITAL GOODS			2,570,530

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
100,000		ADT Corp	6.250	10/15/21	103,500
25,000	g	AECOM Technology Corp	5.750	10/15/22	25,094
50,000	g	AECOM Technology Corp	5.875	10/15/24	50,312
250,000		Air Lease Corp	3.875	04/01/21	252,500
75,000		Republic Services, Inc	3.800	05/15/18	79,678
250,000		Republic Services, Inc	3.550	06/01/22	254,061
150,000		Synchrony Financial	3.000	08/15/19	150,411
250,000		Waste Management, Inc	2.600	09/01/16	257,248
100,000		Waste Management, Inc	2.900	09/15/22	97,992

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,270,796

CONSUMER DURABLES & APPAREL - 0.1%
135,000		DR Horton, Inc	4.750	05/15/17	140,062
100,000		PVH Corp	4.500	12/15/22	97,750
100,000		Whirlpool Corp	3.700	03/01/23	100,445

		TOTAL CONSUMER DURABLES & APPAREL			338,257

CONSUMER SERVICES - 0.3%
200,000	g	1011778 BC / New Red Fin	6.000	04/01/22	198,750
100,000		Ameristar Casinos, Inc	7.500	04/15/21	104,000
100,000		ARAMARK Corp	5.750	03/15/20	102,500
50,000		GLP Capital LP	4.375	11/01/18	50,750
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	152,892
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	104,064

		TOTAL CONSUMER SERVICES			712,956

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 5.0%
$ 100,000	g	Abbey National Treasury Services plc	3.875%	11/10/14	$100,356
40,000		Abbey National Treasury Services plc	4.000	04/27/16	41,838
125,000		American Express Centurion Bank	6.000	09/13/17	140,780
1,325,000		American Express Credit Corp	1.300	07/29/16	1,333,838
1,275,000		American Express Credit Corp	2.125	07/27/18	1,281,901
750,000	g,i	Armor Re Ltd	4.010	12/15/16	755,475
50,000		Bank of New York Mellon Corp	5.450	05/15/19	56,906
150,000	g	BBVA Bancomer S.A.	4.375	04/10/24	151,500
50,000		BlackRock, Inc	3.500	12/10/14	50,296
125,000		BlackRock, Inc	3.500	03/18/24	126,025
75,000		Capital One Financial Corp	1.000	11/06/15	75,209
200,000	g	Comcel Trust	6.875	02/06/24	211,000
125,000		Credit Suisse	2.300	05/28/19	123,755
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	68,923
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	258,019
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	39,567
150,000		General Electric Capital Corp	2.300	01/14/19	151,479
750,000		General Electric Capital Corp	3.100	01/09/23	742,266
40,000		General Motors Financial Co, Inc	4.375	09/25/21	40,900
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	152,394
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	498,714
200,000		Goldman Sachs Group, Inc	3.625	01/22/23	198,536
250,000		Goldman Sachs Group, Inc	4.000	03/03/24	251,795
125,000		Goldman Sachs Group, Inc	3.850	07/08/24	124,262
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	29,845
250,000		Goldman Sachs Group, Inc	4.800	07/08/44	251,389
100,000		Icahn Enterprises LP	4.875	03/15/19	98,500
200,000	g	ICICI Bank Ltd	3.500	03/18/20	200,232
130,000		International Lease Finance Corp	5.750	05/15/16	135,850
100,000		International Lease Finance Corp	3.875	04/15/18	99,250
150,000		International Lease Finance Corp	5.875	08/15/22	156,750
200,000	g	Inversiones CMPC S.A.	4.750	09/15/24	198,466
100,000		Korea Development Bank	2.500	03/11/20	98,954
100,000		Legg Mason, Inc	2.700	07/15/19	100,297
100,000		Legg Mason, Inc	3.950	07/15/24	100,901
325,000		Morgan Stanley	1.750	02/25/16	328,466
250,000		Morgan Stanley	6.375	07/24/42	312,134
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	65,840
100,000	g	SUAM Finance BV	4.875	04/17/24	101,750
100,000		Toyota Motor Credit Corp	1.250	10/05/17	99,374
250,000	g	UBS AG.	1.875	01/23/15	251,140
175,000		Unilever Capital Corp	2.200	03/06/19	176,610
50,000		Unilever Capital Corp	4.250	02/10/21	54,966
60,000	g	Waha Aerospace BV	3.925	07/28/20	63,000
350,000		Wells Fargo & Co	1.500	07/01/15	352,849
425,000		Wells Fargo & Co	3.300	09/09/24	416,940
200,000		Wells Fargo & Co	4.100	06/03/26	199,297

		TOTAL DIVERSIFIED FINANCIALS			10,868,534

ENERGY - 3.3%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	54,540
30,000		Anadarko Petroleum Corp	6.950	06/15/19	35,799
100,000		Apache Corp	1.750	04/15/17	100,734
205,000		Apache Corp	4.750	04/15/43	204,864
375,000		Ashland, Inc	3.875	04/15/18	375,937
250,000		BP Capital Markets plc	1.375	05/10/18	245,516
50,000	g	California Resources Corp	5.000	01/15/20	50,750
165,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	156,750
100,000		Canadian Natural Resources Ltd	3.800	04/15/24	101,255
50,000	i	Chesapeake Energy Corp	3.484	04/15/19	50,125
250,000		Chevron Corp	2.355	12/05/22	238,074
150,000		Concho Resources, Inc	5.500	04/01/23	156,000
50,000	g	CONSOL Energy, Inc	5.875	04/15/22	49,250

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 105,000		Continental Resources, Inc	5.000%	09/15/22	$110,775
175,000		Devon Energy Corp	1.875	05/15/17	176,609
50,000		Devon Energy Corp	4.750	05/15/42	49,737
100,000		Ecopetrol S.A.	4.125	01/16/25	96,750
300,000	g	EDC Finance Ltd	4.875	04/17/20	270,000
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,802
25,000		Enterprise Products Operating LLC	5.000	03/01/15	25,463
250,000		Enterprise Products Operating LLC	5.100	02/15/45	263,702
75,000		EOG Resources, Inc	2.625	03/15/23	71,572
75,000	g	Exterran Partners	6.000	10/01/22	72,937
75,000		Hess Corp	5.600	02/15/41	84,473
250,000	g	Indo Energy Finance II BV	6.375	01/24/23	194,375
50,000		Marathon Petroleum Corp	3.500	03/01/16	51,725
100,000		Marathon Petroleum Corp	3.625	09/15/24	97,886
150,000		Noble Energy, Inc	5.250	11/15/43	158,229
25,000		Noble Holding International Ltd	3.450	08/01/15	25,511
75,000		Noble Holding International Ltd	4.900	08/01/20	79,362
200,000	g	ONE Gas, Inc	2.070	02/01/19	199,406
100,000	g	ONE Gas, Inc	3.610	02/01/24	103,054
250,000	g	ONE Gas, Inc	4.658	02/01/44	273,002
100,000	i	Petrobras Global Finance BV	1.852	05/20/16	99,900
100,000		Petrobras Global Finance BV	3.250	03/17/17	101,197
100,000	i	Petrobras Global Finance BV	2.374	01/15/19	99,970
100,000		Petrobras International Finance Co	3.875	01/27/16	102,350
100,000		Petrobras International Finance Co	3.500	02/06/17	101,738
50,000		Petroleos Mexicanos	4.875	03/15/15	50,909
250,000		Petroleos Mexicanos	3.500	07/18/18	259,250
20,000		Petroleos Mexicanos	8.000	05/03/19	24,290
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	125,750
100,000		Phillips 66	1.950	03/05/15	100,639
575,000		Plains All American Pipeline LP	3.600	11/01/24	564,322
45,000		Precision Drilling Corp	6.500	12/15/21	46,350
32,000		Questar Market Resources, Inc	6.875	03/01/21	34,720
17,000		Regency Energy Partners LP	5.875	03/01/22	17,680
75,000		Shell International Finance BV	2.375	08/21/22	72,253
75,000		Shell International Finance BV	4.550	08/12/43	79,309
25,000		Statoil ASA	2.900	10/15/14	25,021
100,000		Statoil ASA	1.200	01/17/18	98,755
200,000		Statoil ASA	2.450	01/17/23	190,871
125,000		Statoil ASA	4.250	11/23/41	124,911
150,000		Total Capital International S.A.	1.500	02/17/17	151,317
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	117,166
55,000	g	Ultra Petroleum Corp	6.125	10/01/24	52,525
85,000		Vale Overseas Ltd	4.375	01/11/22	85,623
25,000		Vale Overseas Ltd	6.875	11/21/36	28,188
50,000		Valero Energy Corp	4.500	02/01/15	50,640

		TOTAL ENERGY			7,057,608

FOOD & STAPLES RETAILING - 0.3%
50,000		CVS Caremark Corp	3.250	05/18/15	50,876
125,000		CVS Caremark Corp	4.000	12/05/23	130,164
175,000		CVS Caremark Corp	3.375	08/12/24	172,498
100,000		CVS Caremark Corp	5.300	12/05/43	112,040
155,000		Ingles Markets, Inc	5.750	06/15/23	155,775

		TOTAL FOOD & STAPLES RETAILING			621,353

FOOD, BEVERAGE & TOBACCO - 0.7%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	205,538
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	199,733
125,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	118,118
25,000		Campbell Soup Co	2.500	08/02/22	23,550
125,000		Coca-Cola Co	3.200	11/01/23	125,264
150,000		Diageo Capital plc	2.625	04/29/23	142,858
55,000		General Mills, Inc	5.200	03/17/15	56,186

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 94,000		Kraft Foods Group, Inc	6.500%	02/09/40	$117,859
100,000		Mondelez International, Inc	4.125	02/09/16	104,341
50,000		Mondelez International, Inc	4.000	02/01/24	51,233
5,000		PepsiCo, Inc	7.900	11/01/18	6,141
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	36,444
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	182,318
60,000	g	Post Holdings, Inc	6.000	12/15/22	54,900
75,000		Tyson Foods, Inc	3.950	08/15/24	75,131
100,000		Tyson Foods, Inc	4.875	08/15/34	102,921

		TOTAL FOOD, BEVERAGE & TOBACCO			1,602,535

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
110,000		Baxter International, Inc	3.200	06/15/23	108,533
50,000		Becton Dickinson & Co	1.750	11/08/16	50,834
100,000	g	CHS/Community Health Systems	6.875	02/01/22	104,000
100,000		Covidien International Finance S.A.	1.350	05/29/15	100,458
100,000		Covidien International Finance S.A.	3.200	06/15/22	101,172
500,000		Express Scripts Holding Co	2.100	02/12/15	502,857
100,000		Express Scripts Holding Co	3.900	02/15/22	103,576
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	137,150
40,000		HCA, Inc	6.500	02/15/20	43,700
150,000		HCA, Inc	5.875	03/15/22	157,687
100,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	96,750
375,000		McKesson Corp	4.883	03/15/44	386,139
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,417
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	100,155
100,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	103,536
125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	137,199

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,310,163

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	78,339
50,000		Colgate-Palmolive Co	2.300	05/03/22	48,259

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			126,598

INSURANCE - 1.9%
125,000		Aetna, Inc	1.500	11/15/17	124,493
100,000		Allstate Corp	3.150	06/15/23	99,637
100,000		Allstate Corp	4.500	06/15/43	102,371
200,000		American International Group, Inc	2.300	07/16/19	198,534
300,000		American International Group, Inc	4.500	07/16/44	296,382
100,000		Chubb Corp	6.000	05/11/37	126,203
20,000		CIGNA Corp	5.125	06/15/20	22,354
100,000		CIGNA Corp	4.500	03/15/21	109,086
100,000	g	Five Corners Funding Trust	4.419	11/15/23	104,667
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	76,328
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	107,005
25,000		Lincoln National Corp	7.000	06/15/40	33,277
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,314
100,000		MetLife, Inc	6.750	06/01/16	109,716
300,000		MetLife, Inc	4.368	09/15/23	320,701
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,033
150,000		Progressive Corp	3.750	08/23/21	158,360
175,000		Prudential Financial, Inc	5.400	06/13/35	195,066
100,000		Prudential Financial, Inc	5.100	08/15/43	105,557
475,000	i	Prudential Financial, Inc	5.200	03/15/44	478,266
100,000	g	Prudential Funding LLC	6.750	09/15/23	123,679
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	95,878
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	121,507
25,000		Travelers Cos, Inc	5.800	05/15/18	28,375
125,000		UnitedHealth Group, Inc	0.850	10/15/15	125,375
100,000		UnitedHealth Group, Inc	1.400	10/15/17	99,856
125,000		UnitedHealth Group, Inc	3.950	10/15/42	116,290

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000		WellPoint, Inc	3.125%	05/15/22	$246,940
150,000		WellPoint, Inc	4.625	05/15/42	146,130
150,000		Willis Group Holdings plc	4.125	03/15/16	155,801
25,000		WR Berkley Corp	5.375	09/15/20	27,758

		TOTAL INSURANCE			4,205,939

MATERIALS - 2.2%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	38,402
50,000		Alcoa, Inc	5.125	10/01/24	50,065
60,000		ArcelorMittal	5.000	02/25/17	62,094
125,000		Barrick North America Finance LLC	4.400	05/30/21	126,594
75,000	g	Cascades, Inc	5.500	07/15/22	72,750
200,000	g	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	194,930
200,000	g	Cemex Finance LLC	6.000	04/01/24	199,440
100,000		Corning, Inc	1.450	11/15/17	99,776
257,000		Crown Americas LLC	6.250	02/01/21	269,850
105,000		Crown Americas LLC	4.500	01/15/23	99,225
425,000		Dow Chemical Co	3.500	10/01/24	414,544
450,000	g	Glencore Funding LLC	2.500	01/15/19	440,514
125,000	g	Glencore Funding LLC	4.625	04/29/24	125,988
100,000		Hexion US Finance Corp	6.625	04/15/20	100,500
725,000		International Paper Co	4.750	02/15/22	781,286
50,000		International Paper Co	4.800	06/15/44	48,426
200,000	g	Klabin Finance S.A.	5.250	07/16/24	195,560
100,000		Monsanto Co	3.375	07/15/24	99,477
100,000		Monsanto Co	4.200	07/15/34	100,729
125,000		Nucor Corp	4.000	08/01/23	128,032
200,000	g	OCP S.A.	5.625	04/25/24	208,040
150,000		Packaging Corp of America	3.650	09/15/24	147,318
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,180
85,000		Rio Tinto Finance USA plc	2.250	12/14/18	85,345
100,000		Rosetta Resources, Inc	5.625	05/01/21	97,500
225,000		Sherwin-Williams Co	1.350	12/15/17	224,166
25,000	g	Steel Dynamics, Inc	5.125	10/01/21	25,375
100,000		Teck Resources Ltd	2.500	02/01/18	100,132
150,000		Teck Resources Ltd	3.750	02/01/23	141,177
25,000		Teck Resources Ltd	6.000	08/15/40	25,148
25,000		Teck Resources Ltd	5.200	03/01/42	22,843

		TOTAL MATERIALS			4,776,406

MEDIA - 2.2%
100,000		AMC Entertainment, Inc	5.875	02/15/22	100,750
175,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	174,895
200,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	199,750
100,000		Cinemark USA, Inc	4.875	06/01/23	95,250
475,000		Comcast Corp	4.250	01/15/33	480,766
225,000		Comcast Corp	4.200	08/15/34	223,068
175,000		DIRECTV Holdings LLC	4.450	04/01/24	182,255
175,000		DISH DBS Corp	4.250	04/01/18	175,437
15,000	g	Gannett Co, Inc	4.875	09/15/21	14,512
30,000	g	Gannett Co, Inc	5.500	09/15/24	29,550
200,000		Grupo Televisa SAB	5.000	05/13/45	197,578
100,000		Lamar Media Corp	5.875	02/01/22	103,000
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	99,557
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	123,346
500,000		News America, Inc	3.000	09/15/22	485,729
50,000		News America, Inc	6.900	08/15/39	64,245
50,000	g	Nielsen Finance LLC	5.000	04/15/22	48,875
120,000	g	Numericable Group S.A.	6.000	05/15/22	120,900
60,000	g	Numericable Group S.A.	6.250	05/15/24	59,850
75,000		Time Warner Cable, Inc	5.875	11/15/40	88,246
100,000		Time Warner Cable, Inc	4.500	09/15/42	98,679
50,000		Time Warner, Inc	3.150	07/15/15	50,991
450,000		Time Warner, Inc	2.100	06/01/19	442,275

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Time Warner, Inc	6.500%	11/15/36	$60,160
250,000		Time Warner, Inc	4.900	06/15/42	249,826
150,000		Time Warner, Inc	4.650	06/01/44	145,203
25,000	g	Time, Inc	5.750	04/15/22	23,937
200,000	g	Univision Communications, Inc	5.125	05/15/23	202,500
200,000		Viacom, Inc	1.250	02/27/15	200,668
115,000		Viacom, Inc	2.500	12/15/16	118,112
125,000		Viacom, Inc	5.850	09/01/43	138,896

		TOTAL MEDIA			4,798,806

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
275,000		Amgen, Inc	2.200	05/22/19	272,085
170,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	178,075
275,000		Gilead Sciences, Inc	3.700	04/01/24	280,896
500,000		Gilead Sciences, Inc	4.800	04/01/44	525,481
65,000		Life Technologies Corp	3.500	01/15/16	67,096
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	59,326
150,000		Mead Johnson Nutrition Co	4.600	06/01/44	151,335
75,000		Mylan, Inc	2.550	03/28/19	74,584
172,000	g	Mylan, Inc	7.875	07/15/20	187,615
150,000		NBTY, Inc	9.000	10/01/18	156,000
100,000	g	Perrigo Co Ltd	4.000	11/15/23	101,737
100,000	g	Perrigo Co Ltd	5.300	11/15/43	107,990
275,000	g	Roche Holdings, Inc	2.250	09/30/19	273,867
225,000	g	Roche Holdings, Inc	3.350	09/30/24	225,418
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	102,750
100,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	99,625

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,863,880

REAL ESTATE - 1.1%
30,000		AMB Property LP	4.500	08/15/17	32,134
35,000		Camden Property Trust	4.625	06/15/21	37,982
100,000		Camden Property Trust	2.950	12/15/22	96,121
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	101,983
100,000		Developers Diversified Realty Corp	4.750	04/15/18	107,879
40,000		Developers Diversified Realty Corp	7.875	09/01/20	49,704
100,000		Equity One, Inc	3.750	11/15/22	99,183
100,000		Federal Realty Investment Trust	2.750	06/01/23	95,100
150,000		Government Properties Income Trust	3.750	08/15/19	151,034
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,837
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	97,305
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	97,440
205,000		Highwoods Realty LP	3.200	06/15/21	201,699
225,000		Kilroy Realty LP	3.800	01/15/23	225,341
100,000		Mid-America Apartments LP	4.300	10/15/23	103,572
125,000		Mid-America Apartments LP	3.750	06/15/24	123,216
50,000		National Retail Properties, Inc	5.500	07/15/21	56,384
100,000		National Retail Properties, Inc	3.300	04/15/23	96,684
100,000		Simon Property Group LP	2.800	01/30/17	103,428
40,000		Simon Property Group LP	10.350	04/01/19	53,149
200,000	g	Trust F	5.250	12/15/24	208,000
15,000		Ventas Realty LP	3.125	11/30/15	15,403
50,000		Ventas Realty LP	3.750	05/01/24	49,177
50,000		Weingarten Realty Investors	3.375	10/15/22	49,539
100,000		Weingarten Realty Investors	3.500	04/15/23	97,774
100,000		Weingarten Realty Investors	4.450	01/15/24	104,363

		TOTAL REAL ESTATE			2,481,431

RETAILING - 1.1%
125,000		Home Depot, Inc	2.250	09/10/18	126,984
275,000		Home Depot, Inc	2.000	06/15/19	273,139
132,000		Limited Brands, Inc	6.625	04/01/21	145,200
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	119,305

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 70,000	g	Men’s Wearhouse, Inc	7.000%	07/01/22	$70,700
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	38,036
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	741,088
510,000	g	QVC, Inc	7.375	10/15/20	543,306
100,000		QVC, Inc	5.125	07/02/22	105,059
100,000		Sally Holdings LLC	5.750	06/01/22	102,000
100,000	g	Tiffany & Co	3.800	10/01/24	99,934

		TOTAL RETAILING			2,364,751

SOFTWARE & SERVICES - 0.8%
100,000		Equinix, Inc	4.875	04/01/20	99,000
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,232,940
100,000		NCR Corp	5.875	12/15/21	102,250
200,000		Xerox Corp	2.800	05/15/20	197,210
50,000		Xerox Corp	4.500	05/15/21	53,469

		TOTAL SOFTWARE & SERVICES			1,684,869

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
50,000		Amphenol Corp	4.750	11/15/14	50,248
200,000		Amphenol Corp	3.125	09/15/21	199,543
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,162
82,000		Flextronics International Ltd	4.625	02/15/20	82,000
500,000		General Electric Co	0.850	10/09/15	502,165
250,000		General Electric Co	2.700	10/09/22	243,335
100,000		General Electric Co	4.125	10/09/42	99,355
175,000		General Electric Co	4.500	03/11/44	181,430
200,000		Hewlett-Packard Co	2.750	01/14/19	203,131
100,000		Hewlett-Packard Co	3.750	12/01/20	103,686
100,000		L-3 Communications Corp	4.950	02/15/21	108,696
150,000	g	NXP BV	3.750	06/01/18	147,375
150,000	g	Seagate HDD Cayman	4.750	01/01/25	149,250
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	100,230
50,000	g	Zebra Technologies Corp	7.250	10/15/22	50,000

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,321,606

TELECOMMUNICATION SERVICES - 3.0%
50,000		American Tower Corp	3.500	01/31/23	47,534
125,000		AT&T, Inc	1.400	12/01/17	124,294
150,000		AT&T, Inc	2.625	12/01/22	141,898
200,000		AT&T, Inc	4.800	06/15/44	197,052
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	213,118
100,000		CenturyLink, Inc	6.750	12/01/23	107,250
75,000	g	CommScope Holding Co, Inc	5.000	06/15/21	73,500
75,000	g	CommScope Holding Co, Inc	5.500	06/15/24	73,687
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	145,398
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	77,548
125,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	119,375
100,000		Intelsat Luxembourg S.A.	8.125	06/01/23	104,250
50,000		Orange S.A.	5.500	02/06/44	54,441
100,000	g	SES	3.600	04/04/23	100,788
100,000	g	SES Global Americas Holdings GP	2.500	03/25/19	99,421
100,000	g	Sprint Corp	7.250	09/15/21	104,125
150,000		Telefonica Emisiones SAU	3.992	02/16/16	156,089
200,000		Telefonica Emisiones SAU	4.570	04/27/23	208,818
100,000		T-Mobile USA, Inc	6.731	04/28/22	102,250
50,000		T-Mobile USA, Inc	6.375	03/01/25	49,875
200,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	195,002
600,000		Verizon Communications, Inc	0.700	11/02/15	600,531
1,045,000	g	Verizon Communications, Inc	2.625	02/21/20	1,031,890
675,000		Verizon Communications, Inc	3.450	03/15/21	685,074
375,000		Verizon Communications, Inc	5.150	09/15/23	415,263
400,000		Verizon Communications, Inc	4.150	03/15/24	413,019
238,000		Verizon Communications, Inc	6.550	09/15/43	297,355

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 237,000	g	Verizon Communications, Inc	5.012%	08/21/54	$238,125
200,000	g	VimpelCom Holdings BV	5.950	02/13/23	183,000
100,000		Windstream Corp	6.375	08/01/23	96,500

		TOTAL TELECOMMUNICATION SERVICES			6,456,470

TRANSPORTATION - 1.1%
275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	275,665
250,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	250,663
165,000	g	Asciano Finance Ltd	5.000	04/07/18	177,758
50,000	g	Bombardier, Inc	4.750	04/15/19	49,875
150,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	147,909
100,000	g	Embraer Overseas Ltd	5.696	09/16/23	106,750
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	99,108
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	112,938
221,000		GATX Corp	1.250	03/04/17	219,393
200,000		GATX Corp	2.500	07/30/19	199,709
200,000		GATX Corp	5.200	03/15/44	212,630
400,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	383,285
100,000		United Parcel Service, Inc	3.125	01/15/21	103,565
100,000		United Parcel Service, Inc	3.625	10/01/42	90,982

		TOTAL TRANSPORTATION			2,430,230

UTILITIES - 3.3%
25,000	i	AES Corp	3.234	06/01/19	24,625
100,000		AES Corp	7.375	07/01/21	112,000
100,000		AES Corp	4.875	05/15/23	95,000
100,000		AGL Capital Corp	4.400	06/01/43	100,816
100,000		Alabama Power Co	3.550	12/01/23	102,655
100,000		Alabama Power Co	4.150	08/15/44	99,250
75,000		Alliant Energy Corp	4.000	10/15/14	75,090
130,000		AmeriGas Partners LP	6.250	08/20/19	133,575
75,000		Atmos Energy Corp	8.500	03/15/19	94,062
150,000		Atmos Energy Corp	4.150	01/15/43	149,270
100,000		Berkshire Hathaway Energy Co	5.150	11/15/43	110,848
200,000		Black Hills Corp	4.250	11/30/23	210,492
200,000		Carolina Power & Light Co	5.300	01/15/19	226,120
200,000	g	Colbun S.A.	4.500	07/10/24	198,182
200,000	g	Comision Federal de Electricidad	4.875	01/15/24	210,200
150,000		Commonwealth Edison Co	4.000	08/01/20	161,400
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,212
200,000		Connecticut Light & Power Co	4.300	04/15/44	204,590
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	141,922
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,453
75,000		Duke Energy Ohio, Inc	3.800	09/01/23	78,477
150,000	g,i	Electricite de France	5.625	12/30/49	156,135
25,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	25,023
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	201,540
50,000		Ferrellgas LP	6.750	01/15/22	48,750
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	152,624
200,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	209,744
50,000		Indiana Michigan Power Co	7.000	03/15/19	59,758
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,512
300,000	g	Israel Electric Corp Ltd	7.250	01/15/19	336,000
100,000		LG&E and KU Energy LLC	3.750	11/15/20	103,889
50,000		NiSource Finance Corp	4.800	02/15/44	50,869
100,000		Northeast Utilities	1.450	05/01/18	98,409
100,000	g	NRG Energy, Inc	6.250	05/01/24	100,250
250,000		NSTAR Electric Co	4.400	03/01/44	260,372
200,000		NTPC Ltd	5.625	07/14/21	217,013
125,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	124,026
150,000		ONEOK Partners LP	3.375	10/01/22	146,269
125,000		PacifiCorp	2.950	02/01/22	125,754
200,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	197,750
75,000		Pepco Holdings, Inc	2.700	10/01/15	76,297

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000		PPL Capital Funding, Inc	4.200%	06/15/22	$319,315
250,000		PPL Electric Utilities Corp	3.000	09/15/21	253,037
50,000		Progress Energy, Inc	7.050	03/15/19	59,945
75,000		Public Service Co of Colorado	3.200	11/15/20	77,888
80,000		Public Service Co of Colorado	4.750	08/15/41	87,944
100,000		Public Service Co of Oklahoma	5.150	12/01/19	111,571
175,000		Public Service Electric & Gas Co	2.375	05/15/23	166,006
75,000		San Diego Gas & Electric Co	3.000	08/15/21	76,667
100,000		Sempra Energy	3.550	06/15/24	100,751
100,000		Tampa Electric Co	4.100	06/15/42	98,784
55,000		Virginia Electric and Power Co	2.950	01/15/22	55,474
50,000		Williams Partners LP	3.800	02/15/15	50,554
75,000		Williams Partners LP	4.000	11/15/21	77,592
100,000		Williams Partners LP	4.500	11/15/23	104,502
75,000		Williams Partners LP	4.900	01/15/45	73,152
50,000		Xcel Energy, Inc	4.800	09/15/41	54,904

		TOTAL UTILITIES			7,058,309

		TOTAL CORPORATE BONDS (Cost $81,402,873)			82,686,550

GOVERNMENT BONDS - 39.8%

AGENCY SECURITIES - 0.2%
200,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	200,379
171,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	178,744

		TOTAL AGENCY SECURITIES			379,123

FOREIGN GOVERNMENT BONDS - 2.7%
200,000	g	Bahrain Government International Bond	6.000	09/19/44	201,500
100,000		Brazilian Government International Bond	2.625	01/05/23	90,000
25,000		Brazilian Government International Bond	7.125	01/20/37	30,687
100,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	104,267
250,000		Canada Government International Bond	0.875	02/14/17	249,602
200,000		Colombia Government International Bond	2.625	03/15/23	184,000
200,000		Colombia Government International Bond	4.000	02/26/24	202,300
200,000	g	Croatia Government International Bond	6.250	04/27/17	212,500
4,500,000	g	Dominican Republic International Bond	10.000	01/05/17	105,334
200,000	g	El Salvador Government International Bond	6.375	01/18/27	200,000
100,000		European Investment Bank	4.875	02/15/36	122,114
200,000		Export-Import Bank of Korea	1.250	11/20/15	200,824
200,000		Export-Import Bank of Korea	1.750	02/27/18	198,074
250,000		Federative Republic of Brazil	12.500	01/05/16	103,411
175,000		Federative Republic of Brazil	6.000	01/17/17	191,187
330,000	g	Hellenic Republic Government Bond	4.750	04/17/19	412,864
100,000		Hungary Government International Bond	5.375	03/25/24	105,500
35,000		Italy Government International Bond	6.875	09/27/23	44,664
200,000	g	Kenya Government International Bond	5.875	06/24/19	205,750
200,000	g,i	Kommunalbanken AS.	0.412	02/20/18	200,268
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	242,666
200,000		Panama Government International Bond	4.000	09/22/24	199,500
25,000		Peruvian Government International Bond	7.350	07/21/25	32,563
200,000		Philippine Government International Bond	4.200	01/21/24	211,000
175,000		Poland Government International Bond	4.000	01/22/24	179,813
300,000		Province of Ontario Canada	2.950	02/05/15	302,763
200,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	204,000
200,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	216,500
2,952,000		South Africa Government Bond	8.250	09/15/17	268,818
200,000		South Africa Government International Bond	5.375	07/24/44	198,500
100,000		Turkey Government International Bond	5.625	03/30/21	106,250
200,000		Turkey Government International Bond	5.750	03/22/24	212,340
100,000		United Mexican States	5.125	01/15/20	111,000
53,000		Uruguay Government International Bond	4.500	08/14/24	55,518

		TOTAL FOREIGN GOVERNMENT BONDS			5,906,077

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 18.9%
$ 25,334	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380%	02/01/36	$27,185
85,725	i	FHLMC	2.375	07/01/36	91,582
72,429	i	FHLMC	2.260	09/01/36	77,132
19,253	i	FHLMC	2.366	09/01/36	20,456
25,860	i	FHLMC	2.371	09/01/36	27,610
53,393	i	FHLMC	2.422	03/01/37	57,173
50,462	i	FHLMC	6.038	04/01/37	53,998
4,417	i	FHLMC	1.950	05/01/37	4,430
91,014		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	96,950
8,488		FGLMC	4.500	01/01/20	8,956
40,726		FGLMC	4.500	07/01/20	43,772
8,935		FGLMC	5.000	04/01/23	9,716
29,874		FGLMC	4.000	07/01/24	31,657
10,856		FGLMC	4.500	09/01/24	11,732
1,708		FGLMC	6.000	03/01/33	1,924
115,388		FGLMC	5.000	11/01/33	129,172
176,118		FGLMC	6.000	11/01/33	200,557
28,078		FGLMC	5.000	05/01/34	31,040
20,619		FGLMC	6.000	09/01/34	23,543
15,225		FGLMC	6.000	04/01/35	17,158
8,062		FGLMC	5.000	02/01/36	8,914
1,328		FGLMC	6.500	05/01/36	1,501
69,576		FGLMC	6.000	08/01/37	79,536
18,643		FGLMC	6.500	09/01/37	21,080
13,590		FGLMC	6.500	11/01/37	15,366
45,921		FGLMC	5.000	04/01/38	50,995
11,062		FGLMC	6.500	05/01/38	12,689
640,266		FGLMC	5.000	09/01/38	704,593
9,516		FGLMC	5.500	01/01/39	10,562
36,221		FGLMC	5.000	07/01/39	39,944
536,664		FGLMC	4.500	12/01/39	584,286
70,358		FGLMC	5.000	01/01/40	77,837
330,430		FGLMC	4.500	07/01/40	359,736
385,821		Federal National Mortgage Association (FNMA)	4.960	01/01/15	385,320
19,771		FNMA	5.500	04/01/18	20,942
17,131		FNMA	5.500	05/01/18	18,134
17,897		FNMA	4.500	03/01/19	18,934
7,987		FNMA	4.500	06/01/19	8,456
92,051		FNMA	5.500	07/01/20	100,103
4,239		FNMA	4.500	11/01/20	4,489
34,448		FNMA	4.500	12/01/20	37,021
8,932		FNMA	5.000	12/01/20	9,556
131,198		FNMA	6.000	08/01/21	142,631
100,413		FNMA	2.500	03/01/23	102,935
7,706		FNMA	4.500	03/01/23	8,265
31,330		FNMA	5.000	04/01/23	33,783
14,657		FNMA	4.500	06/01/23	15,752
22,398		FNMA	5.000	07/01/23	24,224
7,849		FNMA	5.000	07/01/23	8,356
22,320		FNMA	4.500	04/01/24	24,003
16,915		FNMA	4.000	05/01/24	18,046
3,329		FNMA	5.500	09/01/24	3,717
122,803		FNMA	4.000	02/01/25	131,057
237,196		FNMA	3.500	01/01/26	250,282
349,500		FNMA	2.500	01/01/27	353,579
469,286		FNMA	3.000	01/01/27	485,004
184,538		FNMA	3.000	01/01/27	190,722
1,059,430		FNMA	2.500	10/01/27	1,071,798
847,954		FNMA	3.000	03/01/28	877,027
426,305		FNMA	2.500	04/01/28	431,283
417,803		FNMA	3.500	06/01/32	435,989
19,253		FNMA	6.500	07/01/32	22,149
478,184		FNMA	5.500	03/01/34	536,629
27,015		FNMA	6.500	02/01/35	30,580

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 11,775		FNMA	7.500%	06/01/35	$12,984
16,826		FNMA	7.500	07/01/35	17,687
57,464	i	FNMA	2.129	07/01/36	61,851
10,694		FNMA	6.500	09/01/36	12,224
22,726		FNMA	7.000	02/01/37	26,425
37,657		FNMA	7.000	04/01/37	43,135
6,244		FNMA	6.500	08/01/37	7,068
7,470		FNMA	7.000	11/01/37	8,664
1,191		FNMA	6.500	02/01/38	1,348
3,622		FNMA	6.500	03/01/38	4,099
174,531		FNMA	6.500	07/01/39	201,514
143,985		FNMA	5.000	03/01/40	160,425
1,554,818		FNMA	5.500	07/01/40	1,739,716
773,451		FNMA	6.000	10/01/40	876,845
2,148,334		FNMA	4.500	11/01/40	2,323,791
1,180,597		FNMA	5.000	11/01/40	1,302,138
731,875		FNMA	4.000	12/01/40	774,301
246,169		FNMA	5.000	02/01/41	276,321
1,064,304		FNMA	3.000	04/01/42	1,052,299
894,994		FNMA	4.000	05/01/42	950,457
1,778,210		FNMA	3.500	06/01/42	1,821,568
414,395		FNMA	3.000	07/01/42	411,799
352,010		FNMA	3.000	11/01/42	347,858
1,769,358		FNMA	3.000	12/01/42	1,754,981
1,942,579		FNMA	3.500	01/01/43	1,989,138
489,446		FNMA	3.000	07/01/43	483,191
928,132		FNMA	3.500	07/01/43	949,948
763,015		FNMA	3.000	08/01/43	753,232
2,637,903		FNMA	4.000	11/01/43	2,791,025
578,398		FNMA	4.000	05/01/44	610,869
592,657		FNMA	3.500	06/01/44	606,587
309,297		FNMA	4.500	08/01/44	338,490
901,856		FNMA	4.000	10/01/44	953,399
12,375		Government National Mortgage Association (GNMA)	5.500	07/15/33	13,861
92,322		GNMA	5.500	07/20/33	104,852
13,513		GNMA	5.000	03/15/34	14,881
130,019		GNMA	5.000	06/15/34	144,335
63,122		GNMA	5.500	02/15/37	70,479
31,273		GNMA	5.000	01/15/38	34,456
16,654		GNMA	5.000	04/15/38	18,331
50,227		GNMA	5.500	05/15/38	55,824
9,079		GNMA	6.000	08/15/38	10,239
9,139		GNMA	6.000	08/20/38	10,309
184,746		GNMA	5.500	07/15/39	205,423
22,968		GNMA	5.000	07/20/39	25,544
72,124		GNMA	4.500	04/15/40	78,486
44,109		GNMA	5.000	04/15/40	48,585
175,303		GNMA	5.000	04/15/40	194,377
235,106		GNMA	5.000	05/20/40	261,559
173,226		GNMA	5.000	06/15/40	190,659
341,197		GNMA	4.000	07/15/40	362,859
723,207		GNMA	4.000	09/15/41	768,595
895,049		GNMA	3.000	09/15/42	905,362
1,754,256		GNMA	3.500	11/15/42	1,828,424
922,113		GNMA	3.000	02/20/43	932,317
1,608,772		GNMA	4.500	06/20/44	1,748,389
399,171		GNMA	3.500	08/20/44	413,307

		TOTAL MORTGAGE BACKED			40,840,378

MUNICIPAL BONDS - 1.0%
250,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	250,872
200,000		New York State Urban Development Corp	1.350	03/15/18	198,012
200,000		State of California	0.850	02/01/15	200,222
100,000		State of California	5.450	04/01/15	102,478

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		State of California	1.050%	02/01/16	$200,950
100,000		State of California	5.950	04/01/16	107,698
200,000		State of Illinois	4.511	03/01/15	203,166
590,000		State of Illinois	3.860	04/01/21	588,401
200,000		University of Massachusetts Building Authority	0.770	11/01/16	198,058

		TOTAL MUNICIPAL BONDS			2,049,857

U.S. TREASURY SECURITIES - 17.0%
450,000		United States Treasury Bond	5.375	02/15/31	595,617
650,000		United States Treasury Bond	4.500	02/15/36	802,242
385,000		United States Treasury Bond	2.875	05/15/43	360,637
165,000		United States Treasury Bond	3.375	05/15/44	170,363
1,000,000		United States Treasury Bond	3.125	08/15/44	984,062
524,000		United States Treasury Note	0.125	12/31/14	524,082
2,115,000		United States Treasury Note	0.250	05/31/15	2,117,644
430,000		United States Treasury Note	0.250	10/31/15	430,470
6,464,000		United States Treasury Note	0.375	11/15/15	6,477,128
4,000,000		United States Treasury Note	0.375	03/31/16	4,000,936
3,090,000		United States Treasury Note	0.500	06/30/16	3,091,811
1,816,000		United States Treasury Note	0.500	07/31/16	1,816,213
1,000,000		United States Treasury Note	0.500	08/31/16	998,984
1,122,000		United States Treasury Note	1.000	09/15/17	1,120,247
520,000		United States Treasury Note	0.875	01/31/18	513,135
7,276,500		United States Treasury Note	1.625	08/31/19	7,226,474
1,000,000		United States Treasury Note	2.375	12/31/20	1,015,859
1,325,000		United States Treasury Note	2.000	02/28/21	1,313,716
1,000,000		United States Treasury Note	2.250	03/31/21	1,005,859
1,984,000		United States Treasury Note	2.750	02/15/24	2,030,656
286,000		United States Treasury Note	2.375	08/15/24	282,693

		TOTAL U.S. TREASURY SECURITIES			36,878,828

		TOTAL GOVERNMENT BONDS (Cost $85,722,303)			86,054,263

STRUCTURED ASSETS - 18.7%

ASSET BACKED - 9.4%
250,000	g	Ally Master Owner Trust	4.250	04/15/17	253,453
		Series - 2010 2 (Class A)
250,000	g	Ally Master Owner Trust	4.590	04/15/17	253,095
		Series - 2010 2 (Class B)
1,500,000		AmeriCredit Automobile Receivables Trust	1.930	08/08/18	1,511,215
		Series - 2012 4 (Class C)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	254,372
		Series - 2010 3A (Class A)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	100,875
		Series - 2012 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	209,803
		Series - 2010 5A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	211,857
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	205,573
		Series - 2012 2A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	202,537
		Series - 2012 3A (Class B)
29,786	i	Bear Stearns Asset Backed Securities Trust	0.895	11/25/39	29,416
		Series - 2005 SD3 (Class 2A1)
600,000		Capital Auto Receivables Asset Trust	1.040	11/21/16	602,111
		Series - 2013 3 (Class A2)
200,000		Capital Auto Receivables Asset Trust	0.790	06/20/17	200,289
		Series - 2013 1 (Class A3)
193,698	g	Capital Automotive REIT	4.700	07/15/42	199,267
		Series - 2012 1A (Class A)
200,000		CarMax Auto Owner Trust	2.630	11/15/16	201,877
		Series - 2011 1 (Class B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 113,066		Centex Home Equity	5.540%	01/25/32	$112,929
		Series - 2002 A (Class AF6)
175,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	195,079
		Series - 2011 LC1A (Class C)
1,449,375	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	1,530,769
		Series - 2012 1A (Class A2)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	76,316
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	205,758
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	204,753
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	261,796
		Series - 2013 A (Class D)
1,000,000		Ford Credit Floorplan Master	1.650	08/15/19	994,570
		Series - 2014 4 (Class B)
700,000		Ford Credit Floorplan Master Owner Trust	1.140	06/15/17	702,188
		Series - 2013 3 (Class B)
1,500,000		Ford Credit Floorplan Master Owner Trust	1.740	06/15/17	1,507,730
		Series - 2013 3 (Class D)
1,000,000	g	GE Capital Credit Card Master Note Trust	7.820	11/15/17	1,008,928
		Series - 2009 4 (Class C)
1,000,000	g	GE Capital Credit Card Master Note Trust	5.750	03/15/18	1,023,162
		Series - 2010 1 (Class C)
100,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	100,801
		Series - 2011 1A (Class B1)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	253,042
		Series - 2009 2A (Class A2)
600,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	607,038
		Series - 0 2A (Class B2)
200,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	206,636
		Series - 2010 1A (Class A2)
163,150		Lehman XS Trust	6.500	06/25/46	128,148
		Series - 2006 13 (Class 2A1)
194,986	g	Orange Lake Timeshare Trust 2014-A	3.030	07/09/29	194,828
		Series - 2014 AA (Class B)
208,333	g	Rental Car Finance Corp	2.510	02/25/16	209,261
		Series - 2011 1A (Class A1)
10,089	i	Residential Asset Securities Corp	0.800	04/25/35	10,087
		Series - 2005 KS3 (Class M3)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	105,239
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	0.540	08/15/17	2,000,056
		Series - 2014 3 (Class A2A)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	259,159
		Series - 2012 2 (Class D)
37,174	i	Securitized Asset Backed Receivables LLC	0.455	10/25/35	36,575
		Series - 2006 OP1 (Class A2C)
59,872	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	61,413
		Series - 2011 1A (Class A)
65,858	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	67,718
		Series - 2011 2A (Class B)
60,625	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	61,903
		Series - 2012 2A (Class B)
101,800	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	101,870
		Series - 2013 1A (Class A)
162,880	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	164,346
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	442,181
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	109,860
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	417,236
		Series - 2012 A (Class A2)
200,000	g	SolarCity LMC	4.020	07/20/44	199,563
		Series - 2014 2 (Class A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 40,478	i	Soundview Home Equity Loan Trust	0.455%	11/25/35	$40,097
		Series - 2005 OPT3 (Class A4)
500,000	g	SpringCastle America Funding LLC	2.700	05/25/23	499,950
		Series - 2014 AA (Class A)
2,628	i	Structured Asset Investment Loan Trust	0.755	05/25/35	2,624
		Series - 2005 4 (Class M1)
109,864	g,i	Structured Asset Securities Corp	0.375	10/25/36	106,790
		Series - 2006 GEL4 (Class A2)
200,000	g,i	Vitality Re IV Ltd	2.765	01/09/17	204,500
		Series - 2013 IV B (Class )
125,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	125,140
		Series - 2013 1A (Class A3)
100,000	g	Vornado DP LLC	5.280	09/13/28	110,474
		Series - 2010 VNO (Class C)
78,736	g	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	79,524
		Series - 2006 N1 (Class N1)
10,210	i	Wells Fargo Home Equity Trust	0.295	07/25/36	10,143
		Series - 2006 2 (Class A3)
400,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	409,420
		Series - 2010 A (Class A)
1,000,000		World Financial Network Credit Card Master Trust	2.150	04/17/23	987,187
		Series - 2012 D (Class A)

		TOTAL ASSET BACKED			20,572,527

OTHER MORTGAGE BACKED - 9.3%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	2,107,438
		Series - 2006 2 (Class AJ)
200,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	208,328
		Series - 2007 1 (Class AM)
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	246,956
		Series - 2007 1 (Class AMFX)
1,030,000	i	Bear Stearns Commercial Mortgage Securities	6.144	09/11/42	1,112,937
		Series - 2007 T28 (Class AJ)
1,235,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,342,381
		Series - 2007 C3 (Class AM)
1,250,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,276,315
		Series - 2007 C3 (Class AJ)
28,224		Countrywide Alternative Loan Trust	5.500	08/25/16	29,093
		Series - 2004 30CB (Class 1A15)
250,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	254,396
		Series - 2005 C3 (Class AJ)
60,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	61,530
		Series - 2005 C5 (Class C)
200,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	206,248
		Series - 2005 C5 (Class AM)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	141,612
		Series - 2006 OMA (Class D)
485,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	519,277
		Series - 2006 C4 (Class AM)
75,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	77,461
		Series - 2009 RR1 (Class A3C)
55,852	i	HarborView Mortgage Loan Trust	0.373	07/19/47	49,015
		Series - 2007 4 (Class 2A1)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.439	07/15/46	110,123
		Series - 2011 C4 (Class C)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	372,771
		Series - 2005 LDP2 (Class C)
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	363,443
		Series - 2007 LD12 (Class AM)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,093,788
		Series - 2007 C6 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	282,598
		Series - 2005 C5 (Class AJ)
170,000	i	Merrill Lynch Mortgage Trust	6.470	02/12/51	189,156
		Series - 0 C1 (Class AJA)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	i	ML-CFC Commercial Mortgage Trust	5.526%	03/12/51	$208,128
		Series - 2007 6 (Class AM)
22,000	g,i	Morgan Stanley Capital I	5.419	09/15/47	23,805
		Series - 2011 C1 (Class D)
90,000	g,i	Morgan Stanley Capital I Trust	5.984	08/12/41	95,063
		Series - 2006 T23 (Class B)
1,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,023,982
		Series - 2006 HQ10 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.831	06/11/42	1,081,782
		Series - 2007 T27 (Class AJ)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	57,534
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	103,700
		Series - 2006 HQ9 (Class C)
36,211		Residential Accredit Loans, Inc	4.350	03/25/34	37,100
		Series - 2004 QS4 (Class A1)
40,197	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	40,872
		Series - 2012 1A (Class A)
50,831	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	51,574
		Series - 0 2A (Class A)
1,250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,337,570
		Series - 2007 C30 (Class AM)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,073,591
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	6.146	05/15/46	1,236,322
		Series - 2007 C34 (Class AJ)
2,150,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,336,362
		Series - 2007 C31 (Class AM)
1,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,033,675
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	76,447
		Series - 2007 C33 (Class AM)
97,613	i	WaMu Mortgage Pass-Through Certificates	0.505	12/25/45	91,022
		Series - 2005 AR19 (Class A1B3)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	55,277
		Series - 2010 C1 (Class B)
191,102		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	190,265
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			20,198,937

		TOTAL STRUCTURED ASSETS (Cost $40,621,256)			40,771,464

		TOTAL BONDS (Cost $207,746,432)			209,512,277

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	56,825
17,265	*	Federal National Mortgage Association	8.250	12/30/49	158,838

		TOTAL BANKS			215,663

		TOTAL PREFERRED STOCKS (Cost $569,550)			215,663

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 1.0%
$ 2,200,000	Federal Home Loan Bank (FHLB)	0.060%	10/24/14	$2,199,916

	TOTAL GOVERNMENT AGENCY DEBT			2,199,916

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,199,916)			2,199,916

	TOTAL INVESTMENTS - 98.9% (Cost $213,031,493)			214,409,997
	OTHER ASSETS & LIABILITIES, NET - 1.1%			2,240,700

	NET ASSETS - 100.0%			$216,650,697

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $32,051,000 or 14.8% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.2%

CERTIFICATE OF DEPOSIT - 6.4%
$ 500,000		Banco Del Estado De Chile	0.190%	12/09/14	$500,000
500,000		Banco Del Estado De Chile	0.200	01/06/15	500,000
500,000		Banco Del Estado De Chile	0.200	01/07/15	500,000
1,000,000		Bank of Nova Scotia	0.130	10/09/14	1,000,000
1,900,000		Wells Fargo Bank NA	0.140	10/06/14	1,900,000

		TOTAL CERTIFICATE OF DEPOSIT			4,400,000

COMMERCIAL PAPER - 38.1%
250,000		American Honda Finance Corp	0.115	10/08/14	249,994
835,000		American Honda Finance Corp	0.115	11/13/14	834,885
500,000		American Honda Finance Corp	0.105	11/25/14	499,920
400,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	10/08/14	399,987
750,000	y	Coca-Cola Co	0.120	10/03/14	749,995
300,000		Coca-Cola Co	0.110	10/15/14	299,987
325,000		Coca-Cola Co	0.160	12/29/14	324,871
527,000		Fairway Finance LLC	0.150	11/05/14	526,923
500,000		Fairway Finance LLC	0.140	11/18/14	499,907
515,000		General Electric Capital Corp	0.120	12/22/14	514,859
1,000,000		General Electric Co	0.080	12/02/14	999,862
550,000		International Business Machines Corp	0.110	12/04/14	549,892
925,000		International Business Machines Corp	0.105 - 0.110	12/08/14	924,812
121,000		JPMorgan Chase Bank NA	0.210	10/09/14	120,994
115,000		JPMorgan Chase Bank NA	0.210	10/20/14	114,987
175,000		JPMorgan Chase Bank NA	0.200	10/22/14	174,980
160,000		JPMorgan Chase Bank NA	0.210	11/10/14	159,963
177,000		JPMorgan Chase Bank NA	0.210	11/17/14	176,951
150,000		JPMorgan Chase Bank NA	0.210	11/25/14	149,952
200,000		JPMorgan Chase Bank NA	0.210	12/01/14	199,929
281,000		JPMorgan Chase Bank NA	0.200	12/15/14	280,883
202,000		JPMorgan Chase Bank NA	0.200	12/19/14	201,911
198,000		JPMorgan Chase Bank NA	0.215	12/22/14	197,903
465,000		Korea Development Bank	0.190	11/04/14	464,917
330,000		Korea Development Bank	0.205	11/21/14	329,904
725,000		Liberty Street Funding LLC	0.150	11/17/14	724,858
585,000		Mitsubishi UFJ Trust & Banking Corp	0.185	11/04/14	584,898
460,000		Mitsubishi UFJ Trust & Banking Corp	0.210	11/19/14	459,869
605,000	y	National Australia Funding Delaware, Inc	0.125	10/01/14	605,000
500,000		National Australia Funding Delaware, Inc	0.160	11/10/14	499,911
500,000		Nestle Capital Corp	0.095	12/10/14	499,908
500,000	y	Old Line Funding LLC	0.170	10/01/14	500,000
300,000	y	Old Line Funding LLC	0.170	10/08/14	299,990
1,000,000		Procter & Gamble Co	0.100	11/04/14	999,906
500,000		Procter & Gamble Co	0.120	01/06/15	499,838
287,000		Province of Ontario Canada	0.050	10/16/14	286,994
600,000		Province of Ontario Canada	0.060	10/20/14	599,981
300,000		Province of Ontario Canada	0.100	11/07/14	299,969
550,000		Province of Ontario Canada	0.100	11/20/14	549,924
500,000		Province of Quebec Canada	0.100	10/07/14	499,992
1,000,000		Province of Quebec Canada	0.100	10/23/14	999,939
330,000	y	PSP Capital, Inc	0.150	11/12/14	329,942
430,000	y	PSP Capital, Inc	0.130	11/17/14	429,927
540,000	y	PSP Capital, Inc	0.140	12/22/14	539,828
465,000		Thunder Bay Funding LLC	0.130	10/06/14	464,992
500,000		Thunder Bay Funding LLC	0.160	12/05/14	499,855
700,000		Toronto-Dominion Holdings USA, Inc	0.140	10/02/14	699,997
500,000		Toronto-Dominion Holdings USA, Inc	0.145	11/18/14	499,903

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000		Toronto-Dominion Holdings USA, Inc	0.170%	01/05/15	$499,774
585,000		Toyota Motor Credit Corp	0.130	11/18/14	584,899
1,000,000		Toyota Motor Credit Corp	0.130	12/16/14	999,726
675,000	y	United Overseas Bank Ltd	0.130 - 0.200	10/10/14	674,971
300,000		United Overseas Bank Ltd	0.170	11/12/14	299,940
500,000		United Overseas Bank Ltd	0.185	12/08/14	499,825
340,000		United Overseas Bank Ltd	0.240	03/13/15	339,631

		TOTAL COMMERCIAL PAPER			26,223,355

GOVERNMENT AGENCY DEBT - 35.0%
400,000		Federal Farm Credit Bank (FFCB)	0.050	10/02/14	400,000
790,000		Federal Home Loan Bank (FHLB)	0.075	10/03/14	789,997
290,000		FHLB	0.100	10/08/14	289,994
355,000		FHLB	0.077	10/10/14	354,993
1,100,000		FHLB	0.080 - 0.087	10/17/14	1,099,959
530,000		FHLB	0.090	10/20/14	529,975
1,380,000		FHLB	0.050 - 0.085	10/22/14	1,379,945
2,000,000		FHLB	0.090	10/24/14	1,999,885
388,000		FHLB	0.080 - 0.090	10/29/14	387,974
1,850,000		FHLB	0.064 - 0.080	10/31/14	1,849,889
438,000		FHLB	0.062 - 0.075	11/05/14	437,972
215,000		FHLB	0.082	11/12/14	214,979
580,000		FHLB	0.047 - 0.075	11/14/14	579,955
1,000,000		FHLB	0.072	11/19/14	999,902
500,000		FHLB	0.072	11/21/14	499,949
400,000		FHLB	0.065	11/26/14	399,960
545,000		FHLB	0.074	12/03/14	544,929
540,000		FHLB	0.072	12/05/14	539,930
1,035,000		FHLB	0.030 - 0.050	12/12/14	1,034,917
1,100,000		FHLB	0.030	12/17/14	1,099,929
521,000		FHLB	0.035	12/19/14	520,960
500,000		FHLB	0.031	12/24/14	499,964
275,000		FHLB	0.025	01/09/15	274,981
400,000		Federal Home Loan Mortgage Corp (FHLMC)	0.070	10/14/14	399,990
500,000		FHLMC	0.065	11/10/14	499,964
75,000		FHLMC	0.080	11/17/14	74,992
600,000		FHLMC	0.060	11/24/14	599,946
310,000		FHLMC	0.050	12/11/14	309,969
900,000		FHLMC	0.100	01/13/15	899,740
300,000		FHLMC	0.110	01/14/15	299,904
80,000		FHLMC	0.100	02/03/15	79,972
45,000		FHLMC	0.090	02/13/15	44,985
408,000		Federal National Mortgage Association (FNMA)	0.075 - 0.080	10/01/14	408,000
100,000		FNMA	0.100	10/02/14	100,000
700,000		FNMA	0.075	10/07/14	699,991
341,000		FNMA	0.075	10/14/14	340,991
1,000,000		FNMA	0.042	10/29/14	999,967
500,000		FNMA	0.065	11/05/14	499,968
560,000		FNMA	0.070	12/03/14	559,931
540,000		FNMA	0.050	12/10/14	539,948

		TOTAL GOVERNMENT AGENCY DEBT			24,089,196

TREASURY DEBT - 14.8%
70,000		United States Treasury Bill	0.030	10/02/14	70,000
550,000		United States Treasury Bill	0.035	10/09/14	549,996
365,000		United States Treasury Bill	0.030	10/30/14	364,991
1,075,000		United States Treasury Bill	0.031 - 0.033	11/06/14	1,074,965
232,000		United States Treasury Bill	0.041 - 0.043	11/13/14	231,989
200,000		United States Treasury Bill	0.030	11/20/14	199,992
800,000		United States Treasury Bill	0.028 - 0.031	11/28/14	799,961
490,000		United States Treasury Bill	0.040	01/02/15	489,949
525,000		United States Treasury Bill	0.020 - 0.040	01/29/15	524,951
200,000		United States Treasury Bill	0.044	02/05/15	199,969
400,000		United States Treasury Bill	0.045	02/12/15	399,933

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		United States Treasury Bill	0.044%	02/19/15	$199,965
100,000		United States Treasury Bill	0.044	03/12/15	99,980
165,000		United States Treasury Bill	0.030	03/26/15	164,976
500,000		United States Treasury Note	0.500	10/15/14	500,085
160,000		United States Treasury Note	0.250	10/31/14	160,017
200,000		United States Treasury Note	0.250	11/30/14	200,038
499,000		United States Treasury Note	0.250	12/15/14	499,151
400,000		United States Treasury Note	0.125	12/31/14	400,050
540,000		United States Treasury Note	0.250	01/15/15	540,176
100,000		United States Treasury Note	0.250	03/31/15	100,078
150,000		United States Treasury Note	0.125	04/30/15	150,028
550,000		United States Treasury Note	0.375	06/15/15	550,972
1,050,000		United States Treasury Note	0.250	07/15/15	1,050,930
450,000		United States Treasury Note	0.375	08/31/15	451,019
200,000		United States Treasury Note	0.250	09/30/15	200,226

		TOTAL TREASURY DEBT			10,174,387

VARIABLE RATE SECURITIES - 4.9%
500,000	i	Federal Farm Credit Bank (FFCB)	0.140	10/01/14	499,697
400,000	i	FFCB	0.120	10/27/14	400,000
500,000	i	FFCB	0.150	04/01/15	500,025
500,000	i	FFCB	0.180	05/27/15	499,966
500,000	i	FFCB	0.200	08/10/15	500,108
500,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	500,154
500,000	i	FHLB	0.200	08/19/15	500,000

		TOTAL VARIABLE RATE SECURITIES			3,399,950

		TOTAL SHORT-TERM INVESTMENTS (Cost $68,286,888)			68,286,888

		TOTAL PORTFOLIO - 99.2% (Cost $68,286,888)			68,286,888
		OTHER ASSETS & LIABILITIES, NET - 0.8%			527,424

		NET ASSETS - 100.0%			$68,814,312

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 09/30/2014, the aggregate value of these securities was $4,129,653 or 6.0% of net assets.

TIAA-CREF Life Funds – Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES	SECURITY	VALUE
TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 50.3%
487,883	TIAA-CREF Life Bond Fund	$12,655,681

	TOTAL FIXED INCOME	12,655,681

INTERNATIONAL EQUITY - 10.0%
133,596	TIAA-CREF Life International Equity Fund	2,524,959

	TOTAL INTERNATIONAL EQUITY	2,524,959

U.S. EQUITY - 39.7%
82,584	TIAA-CREF Life Growth Equity Fund	2,298,306
63,294	TIAA-CREF Life Growth & Income Fund	2,499,477
57,992	TIAA-CREF Life Large-Cap Value Fund	2,230,384
15,227	TIAA-CREF Life Real Estate Securities Fund	502,039
14,000	TIAA-CREF Life Small-Cap Equity Fund	498,556
45,383	TIAA-CREF Life Stock Index Fund	2,000,041

	TOTAL U.S. EQUITY	10,028,803

	TOTAL TIAA-CREF FUNDS (Cost $24,656,169)	25,209,443

	TOTAL INVESTMENTS - 100.0% (Cost $24,656,169)	25,209,443
	OTHER ASSETS & LIABILITIES, NET - 0.0%	1,719

	NET ASSETS - 100.0%	$25,211,162

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”). The Balanced Fund commenced operations on January 31, 2014.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2014, there were no material transfers between levels by the Funds.

As of September 30, 2014, 100% of the value of investments in the Small-Cap Equity Fund, Social Choice Equity Fund and Balanced Fund were valued based on Level 1 inputs.

As of September 30, 2014, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of September 30, 2014, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Consumer discretionary	$11,990,519	$134,037	$—	$12,124,556
Consumer staples	2,427,722	325,469	—	2,753,191
Health care	12,121,730	511,922	—	12,633,652
Telecommunication services	447,697	768,337	—	1,216,034
All other equity investments*	36,289,568	—	—	36,289,568
Short-term investments	996,774	—	—	996,774
Written options**	(1,168)	—	—	(1,168)
Total	$64,272,842	$1,739,765	$—	$66,012,607
Growth & Income
Equity investments:
Consumer discretionary	$23,035,424	$390,449	$—	$23,425,873
Consumer staples	8,966,457	1,944,504	—	10,910,961
Energy	10,723,636	405,324	—	11,128,960
Financials	18,962,436	526,509	—	19,488,945
Health care	21,090,874	858,282	—	21,949,156
Materials	4,552,996	467,317	—	5,020,313
All other equity investments*	48,555,171	—	—	48,555,171
Short-term investments	3,993,564	—	—	3,993,564
Purchased options**	630	—	—	630
Written options**	(14,901)	—	—	(14,901)
Total	$139,866,287	$4,592,385	$—	$144,458,672
Large-Cap Value
Equity investments:
Consumer discretionary	$8,402,830	$1,096,348	$—	$9,499,178
Consumer staples	6,096,526	1,017,084	—	7,113,610
Health care	14,552,114	751,637	—	15,303,751
Industrials	10,044,246	—	160	10,044,406
Materials	2,926,581	405,045	—	3,331,626
Telecommunication services	3,552,054	176,673	—	3,728,727
Utilities	4,139,078	79,213	—	4,218,291
All other equity investments*	54,585,624	—	—	54,585,624
Short-term investments	5,487,414	—	—	5,487,414
Total	$109,786,467	$3,526,000	$160	$113,312,627
Real Estate Securities
Equity investments:
Diversified real estate activities	$—	$497,419	$—	$497,419
Diversified REITs	9,928,930	352,183	—	10,281,113
All other equity investments*	98,028,031	—	—	98,028,031
Total	$107,956,961	$849,602	$—	$108,806,563
Stock Index
Equity investments:
Health care	$41,342,803	$—	$1,193	$41,343,996
Telecommunication services	6,746,716	—	1,789	6,748,505
All other equity investments*	258,763,707	—	—	258,763,707
Short-term investments	8,184,092	—	—	8,184,092
Futures**	(15,729)	—	—	(15,729)
Total	$315,021,589	$—	$2,982	$315,024,571
International Equity
Equity investments:
Asia	$—	$22,350,632	$—	$22,350,632
Australasia	—	709,574	—	709,574
Europe	—	64,632,609	—	64,632,609
All other equity investments*	—	2,348,883	—	2,348,883
Short-term investments	5,626,758	—	—	5,626,758
Total	$5,626,758	$90,041,698	$—	$95,668,456
Bond
Bank loan obligations	$—	$2,482,141	$—	$2,482,141
Corporate bonds	—	82,686,550	—	82,686,550
Government bonds	—	86,054,263	—	86,054,263
Structured assets	—	40,771,464	—	40,771,464
Preferred stocks	215,663	—	—	215,663
Short-term investments	—	2,199,916	—	2,199,916
Total	$215,663	$214,194,334	$—	$214,409,997

*	For detailed categories, see the accompanying Schedule of investments.

**	Derivative instruments, excluding purchased options, are not reflected in the Schedule of investments.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2014, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock Index	S&P 500 Index E-Mini	26	$2,555,150	December 2014	$(15,729)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Purchased option outstanding as of September 30, 2014 were as follows:

	Number of contracts	Value
Growth & Income Fund
Tiffany & Co., Put, 10/18/14 at $95	6	$630

Written options outstanding as of September 30, 2014 were as follows:

	Number of contracts	Value
Growth Equity Fund
Intuit Inc, Call, 10/18/14 at $92.50	12	$(888)
Perrigo Co, Call, 10/18/14 at $160.00	4	(280)
Total	16	$(1,168)

Growth & Income Fund
Alliance Data Systems Corp, Call, 10/18/2014 at $270	3	$(375)
Alliance Data Systems, Put, 10/18/2014 at $220	3	(210)
Apple Inc, Put, 10/3/2014 at $96	3	(12)
Autozone Inc, Call, 10/18/2014 at $540	1	(30)
Autozone Inc, Call, 10/18/2014 at $550	1	(12)
Autozone Inc, Call, 10/18/2014 at $560	1	(19)
Autozone Inc, Put, 10/18/2014 at $480	1	(87)
Baidu Inc, Call, 10/3/2014 at $240	2	(8)
Go Pro Inc, Call, 10/3/2014 at $80	6	(8,340)
Google Inc, Call, 10/3/2014 at $600	1	(4)
Google Inc, Call, 10/10/2014 at $590	1	(69)
Jazz Pharmaceuticals plc, Call, 10/18/2014 at $185	4	(372)
Lions Gate Entertainment Corp, Put, 10/18/2014 at $29	12	(180)
Lions Gate Entertainment Corp, Call, 10/18/2014 at $34	12	(684)
Mobileye NV, Call, 10/3/2014 at $56.5	6	(390)
Netflix Inc, Call, 10/10/2014 at $470	2	(54)
Restoration Hardware Holdings, Call, 10/18/14 at $85	6	(450)
Stratasys Ltd, Call, 10/18/2014 at $132	3	(278)
Synaptics Inc, Call, 10/18/2014 at $85	6	(120)
Talisman Energy, Put, 10/18/2014 at $9	30	(1,650)
Tiffany & Co., Put, 10/18/14 at $90	6	(186)
Twitter Inc, Call, 10/3/2014 at $56	9	(27)
United States Steel Corp, Put, 10/10/2014 at $37	6	(684)
United States Steel Corp, Put, 10/3/2014 at $38	12	(300)
Universal Health Servicies Inc, Call, 10/18/2014 at $120	6	(360)
Total	143	$(14,901)

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at January 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at September 30, 2014
Balanced Fund*
TIAA-CREF Life Growth Equity	$—	$2,274,591	$117,286	$520	$—	$2,298,306
TIAA-CREF Life Growth & Income	—	2,479,270	120,833	1,223	—	2,499,477
TIAA-CREF Life Large-Cap Value	—	2,244,538	119,635	620	—	2,230,384
TIAA-CREF Life Real Estate Securities	—	512,795	26,349	(160)	—	502,039
TIAA-CREF Life Small-Cap Equity	—	535,603	30,819	147	—	498,556
TIAA-CREF Life Stock Index	—	1,981,509	90,771	346	—	2,000,041
TIAA-CREF Life International Equity	—	2,815,905	153,478	(4,513)	—	2,524,959
TIAA-CREF Life Bond	—	13,076,678	600,655	(3,077)	—	12,655,681
	$—	$25,920,889	$1,259,826	$(4,894)	$—	$25,209,443

*	The Fund commenced operations on January 31, 2014.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2014, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$52,948,366	$13,506,062	$(440,653)	$13,065,409
Growth & Income	114,107,541	31,541,577	(1,175,545)	30,366,032
Large-Cap Value	98,831,734	17,646,743	(3,165,850)	14,480,893
Real Estate Securities	95,371,596	15,241,002	(1,806,035)	13,434,967
Small-Cap Equity	48,212,547	6,513,900	(2,204,784)	4,309,116
Social Choice Equity	48,018,620	23,154,874	(1,859,429)	21,295,445
Stock Index	195,820,796	129,513,541	(10,294,037)	119,219,504
International Equity	96,856,932	7,450,137	(8,638,613)	(1,188,476)
Bond	213,031,493	2,956,190	(1,577,686)	1,378,504
Balanced	24,656,169	692,604	(139,330)	553,274

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: November 17, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer